Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 97.84%	Shares Held	Value
Apparel — 4.66%
LVMH Moet Hennessy Louis Vuitton SE	10,692	$5,006,812
NIKE Inc, Class B	65,198	8,184,957
		$13,191,769

Auto Manufacturers — 1.91%
PACCAR Inc	63,601	5,423,893
Auto Parts & Equipment — 1.94%
Bridgestone Corp	90,000	2,830,608
Magna International Inc	58,292	2,667,366
		$5,497,974

Banks — 4.98%
First Republic Bank	52,907	5,770,037
JPMorgan Chase & Co	86,615	8,338,426
		$14,108,463

Beverages — 4.22%
Ambev SA ADR	1,440,321	3,255,126
Coca-Cola Co/The	99,887	4,931,421
Diageo PLC	109,902	3,758,017
		$11,944,564

Biotechnology — 1.63%
CSL Ltd	22,526	4,630,528
Chemicals — 2.50%
Givaudan SA	682	2,939,623
Kansai Paint Co Ltd	168,000	4,154,402
		$7,094,025

Commercial Services — 2.94%
Experian PLC	110,288	4,155,453
Ritchie Bros Auctioneers Inc	70,302	4,165,394
		$8,320,847

Computers — 3.72%
Apple Inc	90,992	10,537,784
Construction Materials — 1.11%
James Hardie Industries PLC	132,451	3,143,925
Diversified Financial Services — 6.74%
BlackRock Inc	11,101	6,255,969
Deutsche Boerse AG	28,499	5,005,364
Discover Financial Services	63,914	3,692,951
Visa Inc, Class A	20,758	4,150,977
		$19,105,261

Electric — 2.96%
CLP Holdings Ltd	266,000	2,471,210
NextEra Energy Inc	21,281	5,906,754
		$8,377,964

Electrical Components & Equipment — 1.07%
Energizer Holdings Inc	77,563	3,035,816
Electronics — 2.42%
nVent Electric PLC	151,713	2,683,803
TE Connectivity Ltd	42,690	4,172,521
		$6,856,324

Food — 2.41%
BIM Birlesik Magazalar AS	518,480	4,672,715

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Food (continued)
Danone SA	33,141	$2,145,637
		$6,818,352

Gas — 0.48%
Rubis SCA	33,636	1,350,306
Healthcare — Products — 4.13%
Coloplast A/S, Class B	30,111	4,758,561
Medtronic PLC	66,680	6,929,386
		$11,687,947

Household Products/Wares — 1.11%
Avery Dennison Corp	24,520	3,134,637
Insurance — 3.79%
Chubb Ltd	45,160	5,243,979
Fidelity National Financial Inc	87,298	2,733,301
Swiss Re AG	37,309	2,765,820
		$10,743,100

Machinery — Diversified — 1.25%
Kone OYJ, Class B	40,299	3,546,476
Media — 1.62%
Walt Disney Co/The	37,100	4,603,368
Oil & Gas — 2.82%
Chevron Corp	50,609	3,643,848
Marathon Petroleum Corp	83,473	2,449,098
Royal Dutch Shell PLC, Class B	155,499	1,886,492
		$7,979,438

Packaging & Containers — 1.17%
Packaging Corp of America	30,326	3,307,050
Pharmaceuticals — 4.91%
Novo Nordisk A/S, Class B	59,318	4,104,216
Pfizer Inc	136,682	5,016,229
Roche Holding AG	13,963	4,777,634
		$13,898,079

REITs — 3.08%
Keppel DC REIT	2,374,400	5,061,722
Terreno Realty Corp	66,680	3,651,397
		$8,713,119

Retail — 2.73%
Starbucks Corp	54,759	4,704,893
Target Corp	19,236	3,028,131
		$7,733,024

Semiconductors — 6.13%
Lam Research Corp	12,589	4,176,401
Microchip Technology Inc	26,275	2,700,019
Taiwan Semiconductor Manufacturing Co Ltd ADR	129,440	10,493,701
		$17,370,121

Software — 7.47%
Broadridge Financial Solutions Inc	25,034	3,304,488
Microsoft Corp	51,917	10,919,703
SAP SE	44,520	6,929,735
		$21,153,926

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Telecommunications — 5.18%
BCE Inc		110,288	$4,573,695
Telenor ASA		261,130	4,379,929
Verizon Communications Inc		96,319	5,730,017
			$14,683,641

Toys, Games & Hobbies — 3.57%
Hasbro Inc		68,820	5,692,791
Nintendo Co Ltd		7,800	4,412,345
			$10,105,136

Transportation — 3.19%
Expeditors International of Washington Inc		34,319	3,106,556
Union Pacific Corp		30,145	5,934,646
			$9,041,202
TOTAL COMMON STOCKS			$277,138,059
INVESTMENT COMPANIES — 0.67%		Shares Held	Value

Money Market Fund — 0.67%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (a)		1,890,408	$1,890,408
TOTAL INVESTMENT COMPANIES			$1,890,408
Total Investments			$279,028,467
Other Assets and Liabilities — 1.49%			4,209,693

Total Net Assets — 100.00%			$283,238,160

(a) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Location	Percent
United States	51.53%
Switzerland	7.03%
Ireland	5.02%
Germany	4.21%
Canada	4.03%
Japan	4.02%
Taiwan	3.71%
Denmark	3.13%
France	3.00%
United Kingdom	2.27%
Singapore	1.79%
Turkey	1.65%
Australia	1.63%
Norway	1.55%
Finland	1.25%
Brazil	1.15%
Hong Kong	0.87%
Netherlands	0.67%
Other Assets and Liabilities	1.49%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$9,665,632	$9,665,632	$—
	$—		$9,665,632	$9,665,632	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 19.37%	Shares Held	Value
Advertising — 0.22%
Interpublic Group of Cos Inc/The	29,883	$498,150
Apparel — 0.27%
VF Corp	8,479	595,650
Auto Manufacturers — 0.47%
PACCAR Inc	12,247	1,044,424
Auto Parts & Equipment — 0.21%
Magna International Inc	10,369	474,382
Banks — 1.34%
Bank of Hawaii Corp	843	42,588
Columbia Banking System Inc	5,275	125,809
Cullen / Frost Bankers Inc	3,849	246,144
East West Bancorp Inc	23,419	766,738
JPMorgan Chase & Co	14,575	1,403,135
PacWest Bancorp	6,629	113,223
Truist Financial Corp	1,180	44,899
US Bancorp	3,604	129,204
Washington Trust Bancorp Inc	3,459	106,053
		$2,977,793
Chemicals — 0.51%
Air Products & Chemicals Inc	3,758	1,119,358
Computers — 0.62%
Apple Inc	11,848	1,372,117
Diversified Financial Services — 0.93%
BlackRock Inc	1,851	1,043,131
KKR & Co Inc, Class A	29,740	1,021,272
		$2,064,403
Electric — 1.43%
ALLETE Inc	14,108	729,948
Eversource Energy	7,812	652,693
WEC Energy Group Inc	7,464	723,261
Xcel Energy Inc	15,402	1,062,892
		$3,168,794
Electronics — 0.38%
Honeywell International Inc	5,097	839,017
Food — 0.74%
Hormel Foods Corp	18,132	886,474
Tyson Foods Inc, Class A	12,778	760,035
		$1,646,509
Hand/Machine Tools — 0.44%
Lincoln Electric Holdings Inc	6,497	597,984
Snap-on Inc	2,618	385,186
		$983,170
Healthcare — Products — 1.46%
Abbott Laboratories	10,895	1,185,703
Medtronic PLC	12,169	1,264,602
Teleflex Inc	2,280	776,158
		$3,226,463
Home Builders — 0.21%
LCI Industries	4,291	456,090
Insurance — 0.61%
Chubb Ltd	6,054	702,991

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Fidelity National Financial Inc	20,926	$655,193
		$1,358,184
Leisure Time — 0.25%
Acushnet Holdings Corp	16,381	550,565
Machinery — Diversified — 0.98%
Deere & Co	5,358	1,187,494
Nordson Corp	5,143	986,530
		$2,174,024
Media — 0.74%
Comcast Corp, Class A	18,666	863,489
Walt Disney Co/The	6,259	776,617
		$1,640,106
Oil & Gas — 0.94%
Chevron Corp	4,195	302,040
EOG Resources Inc	10,649	382,725
Exxon Mobil Corp	3,325	114,147
HollyFrontier Corp	11,293	222,585
Marathon Petroleum Corp	13,292	389,987
Whiting Petroleum Corp	38,475	665,233
		$2,076,717
Packaging & Containers — 0.47%
Packaging Corp of America	9,563	1,042,845
Pharmaceuticals — 1.03%
Johnson & Johnson	3,674	546,985
Merck & Co Inc	13,049	1,082,415
Pfizer Inc	17,889	656,526
		$2,285,926
REITs — 1.56%
Alexandria Real Estate Equities Inc	5,599	895,840
Digital Realty Trust Inc	8,881	1,303,375
Medical Properties Trust Inc	70,998	1,251,695
		$3,450,910
Retail — 1.69%
Costco Wholesale Corp	3,241	1,150,555
Home Depot Inc/The	3,883	1,078,348
Starbucks Corp	10,425	895,716
Tractor Supply Co	4,298	616,075
		$3,740,694
Semiconductors — 0.66%
Applied Materials Inc	8,055	478,870
Microchip Technology Inc	9,513	977,556
		$1,456,426
Software — 0.59%
Broadridge Financial Solutions Inc	3,922	517,704
SAP SE	5,103	795,098
		$1,312,802
Telecommunications — 0.36%
BCE Inc	19,089	791,621
Toys, Games & Hobbies — 0.26%
Hasbro Inc	6,840	565,805
TOTAL COMMON STOCKS		$42,912,945

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

PREFERRED STOCKS — 8.11%	Shares Held	Value

Banks — 3.17%
Bank of America Corp; Series EE
6.00%, 04/25/2021 (a),(b)	10,000	$258,800
Bank of America Corp; Series KK
5.38%, 06/25/2024 (a),(b)	30,000	806,100
Goldman Sachs Group Inc/The; Series N
6.30%, 05/10/2021 (a),(b)	40,000	1,037,600
JPMorgan Chase & Co; Series BB
6.15%, 12/01/2020 (a),(b)	25,000	634,500
KeyCorp; Series F
5.65%, 12/15/2023 (b)	40,000	1,061,600
Morgan Stanley; Series E
(3-month USD LIBOR + 4.32%),
7.13%, 10/15/2023 (a),(b),(c)	30,000	828,000
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a),(b),(c)	10,000	273,000
Truist Financial Corp; Series O
5.25%, 06/01/2025 (b)	40,000	1,100,000
Wells Fargo & Co; Series Y
5.63%, 06/15/2022 (a),(b)	20,000	525,800
Wells Fargo & Co; Series Z
4.75%, 03/15/2025 (a),(b)	20,000	502,800
		$7,028,200

Electric — 1.59%
Alabama Power Co; Series A
5.00%, 10/01/2022 (a),(b)	40,000	1,120,000
Duke Energy Corp; Series A
5.75%, 06/15/2024 (b)	35,000	962,150
Entergy Louisiana LLC
4.88%, 09/01/2066 (a)	20,000	515,000
Entergy Mississippi LLC
4.90%, 10/01/2066 (a)	20,000	510,400
NextEra Energy Capital Holdings Inc; Series I
5.13%, 11/15/2072 (a)	16,000	403,520
		$3,511,070

Gas — 0.50%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 3.63%),
6.50%, 03/15/2024 (a),(b),(c)	40,000	1,103,600
Insurance — 0.95%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (a),(b)	40,000	1,071,200
MetLife Inc; Series F
4.75%, 03/15/2025 (a)	40,000	1,040,800
		$2,112,000

REITs — 1.90%
Kimco Realty Corp; Series L
5.13%, 08/16/2022 (a),(b)	40,000	1,045,600
PS Business Parks Inc; Series W
5.20%, 10/20/2021 (b)	20,000	517,600
PS Business Parks Inc; Series Y
5.20%, 12/07/2022 (b)	20,000	530,000
Public Storage; Series E
4.90%, 10/14/2021 (b)	10,000	259,000
Public Storage; Series H
5.60%, 03/11/2024 (a),(b)	30,000	846,000

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

REITs (continued)
Vornado Realty Trust; Series M
5.25%, 12/13/2022 (b)	40,000	$1,014,400
		$4,212,600
TOTAL PREFERRED STOCKS		$17,967,470
	Principal
BONDS — 68.23%	Amount	Value

Apparel — 1.70%
Under Armour Inc
3.25%, 06/15/2026 (a)	$4,000,000	$3,770,000
Auto Parts & Equipment — 1.35%
Titan International Inc
6.50%, 11/30/2023	4,000,000	2,992,040
Banks — 3.62%
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.22%),
4.95%, 02/10/2025 (b),(c)	4,000,000	4,001,200
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(c)	4,000,000	4,020,000
		$8,021,200

Chemicals — 3.71%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (d)	4,000,000	4,080,000
OCI NV
6.63%, 04/15/2023 (d)	4,000,000	4,136,000
		$8,216,000

Diversified Financial Services — 1.68%
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,717,814
Electric — 5.37%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (c)	3,000,000	3,330,000
GenOn Energy Inc
0.00%, 10/15/2020 (e),(f),(g),(h)	3,100,000	—
PPL Capital Funding Inc
(3-month USD LIBOR + 2.67%),
2.89%, 03/30/2067 (c)	5,000,000	3,937,500
Talen Energy Supply LLC
4.60%, 12/15/2021	5,000,000	4,625,000
		$11,892,500

Environmental Control — 4.16%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (d)	3,000,000	3,093,750
Covanta Holding Corp
5.88%, 07/01/2025	2,000,000	2,067,500
Waste Pro USA Inc
5.50%, 02/15/2026 (d)	4,000,000	4,047,960
		$9,209,210

Food — 1.86%
Post Holdings Inc
4.63%, 04/15/2030 (d)	4,000,000	4,115,000

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Healthcare — Products — 1.90%
Hologic Inc
4.63%, 02/01/2028 (d)	$4,000,000	$4,201,520
Healthcare — Services — 5.78%
Encompass Health Corp
4.75%, 02/01/2030	2,000,000	2,029,080
5.75%, 09/15/2025	2,000,000	2,060,000
HCA Inc
5.63%, 09/01/2028	4,000,000	4,575,800
MEDNAX Inc
6.25%, 01/15/2027 (d)	4,000,000	4,149,840
		$12,814,720

Home Builders — 1.70%
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	3,772,500
Insurance — 1.37%
MetLife Inc
9.25%, 04/08/2038 (d)	2,000,000	3,025,961
Iron & Steel — 0.92%
Allegheny Technologies Inc
7.88%, 08/15/2023	2,000,000	2,045,220
Lodging — 1.79%
Boyd Gaming Corp
4.75%, 12/01/2027	3,000,000	2,943,750
6.00%, 08/15/2026	1,000,000	1,031,250
		$3,975,000

Media — 5.91%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (d)	1,000,000	1,052,220
5.38%, 06/01/2029 (d)	2,000,000	2,167,500
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,146,250
DISH DBS Corp
5.88%, 11/15/2024	2,000,000	2,051,000
Sirius XM Radio Inc
4.13%, 07/01/2030 (d)	1,500,000	1,528,125
5.00%, 08/01/2027 (d)	1,000,000	1,042,500
ViacomCBS Inc
(3-month USD LIBOR + 3.90%),
5.88%, 02/28/2057 (c)	1,000,000	1,012,255
(3-month USD LIBOR + 3.90%),
6.25%, 02/28/2057 (c)	1,000,000	1,097,500
		$13,097,350

Mining — 0.45%
Hudbay Minerals Inc
6.13%, 04/01/2029 (d)	1,000,000	990,000
Mortgage-Backed Securities — 3.28%
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046 (d),(i)	500,000	483,629
GS Mortgage Securities Trust 2014-GC24
4.67%, 09/10/2047 (i)	500,000	403,730
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.57%, 12/15/2047 (d),(i)	1,750,000	1,262,498
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.41%, 07/15/2046 (i)	1,000,000	912,658
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.46%, 08/15/2050	1,000,000	943,993

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.61%, 09/15/2048 (i)	$1,600,000	$1,509,830
Wells Fargo Commercial Mortgage Trust 2016-C35
4.18%, 07/15/2048 (i)	1,000,000	966,441
WFRBS Commercial Mortgage Trust 2013-C14
4.11%, 06/15/2046 (d),(i)	500,000	386,631
WFRBS Commercial Mortgage Trust 2014-C22
4.05%, 09/15/2057 (d),(i)	500,000	403,687
		$7,273,097

Office & Business Equipment — 1.34%
CDW LLC / CDW Finance Corp
4.25%, 04/01/2028	750,000	776,250
5.50%, 12/01/2024	2,000,000	2,182,500
		$2,958,750

Oil & Gas — 2.77%
Gulfport Energy Corp
6.38%, 01/15/2026	6,000,000	3,690,000
Valaris PLC
0.00%, 06/01/2022 (e),(f)	2,000,000	175,000
0.00%, 01/15/2024 (e),(f)	3,000,000	214,065
W&T Offshore Inc
9.75%, 11/01/2023 (d)	3,000,000	2,065,980
		$6,145,045

Packaging & Containers — 5.04%
Graphic Packaging International LLC
3.50%, 03/15/2028 (d)	5,000,000	4,987,500
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (d)	3,000,000	3,037,500
Sealed Air Corp
4.00%, 12/01/2027 (d)	3,000,000	3,134,400
		$11,159,400

Pharmaceuticals — 1.86%
HLF Financing Sarl LLC / Herbalife International Inc
7.25%, 08/15/2026 (d)	4,000,000	4,110,000
Pipelines — 5.01%
Buckeye Partners LP
3.95%, 12/01/2026	4,000,000	3,727,200
EnLink Midstream Partners LP
4.15%, 06/01/2025	4,000,000	3,444,120
4.85%, 07/15/2026	1,000,000	865,110
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (c)	3,000,000	3,052,500
		$11,088,930

REITs — 1.02%
CBL & Associates LP
5.95%, 12/15/2026	6,000,000	2,250,000
Telecommunications — 2.77%
CommScope Technologies LLC
5.00%, 03/15/2027 (d)	4,000,000	3,840,000
Sprint Corp
7.88%, 09/15/2023	2,000,000	2,297,500
		$6,137,500

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Transportation — 1.87%
XPO Logistics Inc
6.25%, 05/01/2025 (d)		$2,000,000	$2,137,230
6.50%, 06/15/2022 (d)		2,000,000	2,005,000
			$4,142,230
TOTAL BONDS			$151,120,987
INVESTMENT COMPANIES — 6.00%		Shares Held	Value

Money Market Funds — 6.00%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(j),(k),(l)		6,067,593	$6,067,593
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (l)		7,221,877	7,221,877
TOTAL INVESTMENT COMPANIES			$13,289,470
Total Investments			$225,290,872
Other Assets and Liabilities — (1.71)%			(3,779,906)

Total Net Assets — 100.00%			$221,510,966

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,484,431 or 29.56% of net assets.
(e) Non-income producing security.
(f) Security is defaulted.
(g)	The value of these investments was determined using significant unobservable inputs.
(h)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Trustees. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. As of September 30, 2020, the fair value of these securities totaled $0 or 0.00% of net assets.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(k)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $6,067,593 or 2.74% of net assets.
(l) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	17.70%
Consumer, Non-cyclical	14.63%
Industrial	13.80%
Communications	10.01%
Consumer, Cyclical	9.90%
Energy	9.22%
Utilities	8.38%
Investment Companies	6.00%
Basic Materials	5.58%
Mortgage Securities	3.28%
Technology	3.21%
Other Assets and Liabilities	(1.71)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
September 30, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,918,957		$9,498,175	$6,349,539	$6,067,593
	$2,918,957		$9,498,175	$6,349,539	$6,067,593

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.82%	Shares Held	Value

Biotechnology — 59.95%
ACADIA Pharmaceuticals Inc (a)	32,551	$1,342,729
Acceleron Pharma Inc (a)	11,220	1,262,587
ADMA Biologics Inc (a),(b)	16,851	40,274
Adverum Biotechnologies Inc (a)	15,072	155,242
Agenus Inc (a)	27,953	111,812
Allakos Inc (a)	10,307	839,505
Allogene Therapeutics Inc (a)	25,470	960,474
Alnylam Pharmaceuticals Inc (a)	18,664	2,717,478
AMAG Pharmaceuticals Inc (a)	6,900	64,860
Amicus Therapeutics Inc (a)	53,997	762,438
AnaptysBio Inc (a)	5,519	81,405
Apellis Pharmaceuticals Inc (a)	15,929	480,578
Applied Therapeutics Inc (a)	3,770	78,265
Ardelyx Inc (a)	18,069	94,862
Arena Pharmaceuticals Inc (a)	10,616	793,971
Arrowhead Pharmaceuticals Inc (a)	20,264	872,568
Assembly Biosciences Inc (a)	6,611	108,685
Atara Biotherapeutics Inc (a)	11,014	142,741
Avrobio Inc (a)	7,334	95,489
BioCryst Pharmaceuticals Inc (a)	31,347	107,677
Biohaven Pharmaceutical Holding Co Ltd (a)	11,076	720,051
BioMarin Pharmaceutical Inc (a)	24,061	1,830,561
Bluebird Bio Inc (a)	11,738	633,265
Blueprint Medicines Corp (a)	10,413	965,285
Bridgebio Pharma Inc (a),(b)	25,817	968,654
Cara Therapeutics Inc (a)	9,497	120,849
CEL-SCI Corp (a),(b)	7,402	94,376
ChemoCentryx Inc (a)	12,359	677,273
Constellation Pharmaceuticals Inc (a)	8,470	171,602
Cortexyme Inc (a)	6,208	310,400
CRISPR Therapeutics AG (a)	12,577	1,051,940
CytomX Therapeutics Inc (a)	9,246	61,486
Deciphera Pharmaceuticals Inc (a)	10,846	556,400
Denali Therapeutics Inc (a)	20,355	729,320
Dicerna Pharmaceuticals Inc (a)	14,311	257,455
Dynavax Technologies Corp (a),(b)	17,061	73,704
Editas Medicine Inc (a)	10,826	303,778
Epizyme Inc (a)	20,984	250,339
Esperion Therapeutics Inc (a),(b)	5,559	206,628
Evolus Inc (a),(b)	6,806	26,611
Exact Sciences Corp (a)	30,922	3,152,498
Fate Therapeutics Inc (a)	16,039	641,079
FibroGen Inc (a)	18,488	760,227
Gossamer Bio Inc (a)	13,436	166,741
Guardant Health Inc (a)	19,816	2,215,032
Halozyme Therapeutics Inc (a)	31,038	815,679
Homology Medicines Inc (a)	8,962	95,893
ImmunoGen Inc (a)	35,444	127,598
Immunomedics Inc (a)	40,770	3,466,673
Inovio Pharmaceuticals Inc (a),(b)	20,809	241,384
Insmed Inc (a)	18,959	609,342
Intercept Pharmaceuticals Inc (a)	6,762	280,353
Ionis Pharmaceuticals Inc (a)	29,718	1,410,119
Iovance Biotherapeutics Inc (a)	26,384	868,561
Karuna Therapeutics Inc (a)	5,381	416,059
Karyopharm Therapeutics Inc (a)	12,778	186,559
Kodiak Sciences Inc (a)	9,396	556,337
Krystal Biotech Inc (a)	3,525	151,751
Ligand Pharmaceuticals Inc (a),(b)	3,667	349,538
MacroGenics Inc (a)	10,492	264,293
Mirati Therapeutics Inc (a)	8,333	1,383,695
Moderna Inc (a)	67,777	4,795,223
Myriad Genetics Inc (a)	15,137	197,386

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
NantKwest Inc (a),(b)	20,016	$138,811
Nektar Therapeutics (a)	37,330	619,305
NextCure Inc (a)	5,463	48,074
NGM Biopharmaceuticals Inc (a)	13,566	215,835
Novavax Inc (a)	9,310	1,008,738
Omeros Corp (a),(b)	10,121	102,273
Pacific Biosciences of California Inc (a)	32,337	319,166
Precigen Inc (a),(b)	33,104	115,864
Provention Bio Inc (a),(b)	9,694	124,374
PTC Therapeutics Inc (a)	13,078	611,397
Puma Biotechnology Inc (a)	7,926	79,973
Radius Health Inc (a)	9,392	106,505
REGENXBIO Inc (a)	7,503	206,483
Retrophin Inc (a)	8,740	161,340
Rigel Pharmaceuticals Inc (a)	34,101	81,842
Rocket Pharmaceuticals Inc (a)	10,819	247,322
Rubius Therapeutics Inc (a),(b)	16,236	81,342
Sage Therapeutics Inc (a)	10,806	660,463
Sangamo Therapeutics Inc (a)	23,588	222,907
Seattle Genetics Inc (a)	17,600	3,444,144
Sorrento Therapeutics Inc (a),(b)	36,457	406,496
Stoke Therapeutics Inc (a)	6,658	222,976
Theravance Biopharma Inc (a)	11,554	170,826
Turning Point Therapeutics Inc (a)	7,604	664,285
Twist Bioscience Corp (a)	6,900	524,193
Ultragenyx Pharmaceutical Inc (a)	12,221	1,004,444
Veracyte Inc (a)	10,310	334,972
Vericel Corp (a)	9,093	168,493
Viking Therapeutics Inc (a)	14,702	85,566
Vir Biotechnology Inc (a)	23,221	797,177
Xencor Inc (a)	11,853	459,778
Y-mAbs Therapeutics Inc (a)	8,304	318,791
ZIOPHARM Oncology Inc (a),(b)	36,833	92,819
		$58,122,611

Chemicals — 0.06%
Amyris Inc (a),(b)	21,468	62,686

Commercial Services — 1.75%
HealthEquity Inc (a)	15,023	771,731
Progyny Inc (a)	17,531	515,937
R1 RCM Inc (a)	23,758	407,450
		$1,695,118

Healthcare — Products — 16.46%
10X Genomics Inc (a)	4,447	554,452
Accelerate Diagnostics Inc (a),(b)	11,119	118,529
Adaptive Biotechnologies Corp (a)	26,280	1,277,996
AtriCure Inc (a)	8,268	329,893
Avanos Medical Inc (a)	10,103	335,622
AxoGen Inc (a)	8,031	93,401
Axonics Modulation Technologies Inc (a),(b)	7,162	365,548
Cardiovascular Systems Inc (a)	7,553	297,211
CareDx Inc (a)	8,966	340,170
Cerus Corp (a)	31,899	199,688
CryoLife Inc (a)	7,630	140,926
Cutera Inc (a)	2,891	54,842
GenMark Diagnostics Inc (a)	11,817	167,801
Glaukos Corp (a),(b)	7,773	384,919
Hanger Inc (a)	7,595	120,153
Inogen Inc (a)	4,472	129,688
Inspire Medical Systems Inc (a)	5,022	648,089
Intersect ENT Inc (a)	6,411	104,563

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Invacare Corp	6,851	$51,520
iRhythm Technologies Inc (a)	5,627	1,339,845
Luminex Corp	9,671	253,864
Merit Medical Systems Inc (a)	11,737	510,559
NanoString Technologies Inc (a)	7,539	336,993
Natera Inc (a)	16,391	1,184,086
Natus Medical Inc (a)	6,936	118,814
Nevro Corp (a)	6,479	902,525
Novocure Ltd (a)	20,883	2,324,487
Orthofix Medical Inc (a)	3,882	120,885
OrthoPediatrics Corp (a)	3,405	156,358
Quanterix Corp (a)	5,698	192,250
Shockwave Medical Inc (a)	5,950	451,010
Sientra Inc (a)	10,067	34,228
Silk Road Medical Inc (a)	6,489	436,126
SmileDirectClub Inc (a),(b)	22,056	257,614
Tandem Diabetes Care Inc (a)	12,486	1,417,161
Varex Imaging Corp (a)	7,832	99,623
ViewRay Inc (a),(b)	29,951	104,828
		$15,956,267

Healthcare — Services — 6.00%
Brookdale Senior Living Inc (a)	37,761	95,913
Community Health Systems Inc (a)	23,980	101,196
Invitae Corp (a),(b)	20,430	885,641
MEDNAX Inc (a)	18,055	293,935
OPKO Health Inc (a),(b)	138,803	512,183
Personalis Inc (a)	6,360	137,821
RadNet Inc (a)	10,228	157,000
Surgery Partners Inc (a)	10,071	220,555
Teladoc Health Inc (a),(b)	13,104	2,872,921
Tenet Healthcare Corp (a)	22,089	541,401
		$5,818,566

Pharmaceuticals — 15.44%
Aerie Pharmaceuticals Inc (a)	9,422	110,897
Agile Therapeutics Inc (a),(b)	17,711	53,841
Agios Pharmaceuticals Inc (a)	14,535	508,725
Aimmune Therapeutics Inc (a)	13,296	458,047
Akebia Therapeutics Inc (a)	24,199	60,739
Alector Inc (a)	16,319	171,921
Alkermes PLC (a)	33,459	554,416
Amneal Pharmaceuticals Inc (a)	27,283	105,858
Antares Pharma Inc (a)	33,209	89,664
Arvinas Inc (a)	7,929	187,204
Athenex Inc (a)	15,775	190,878
Axsome Therapeutics Inc (a)	7,333	522,476
BioDelivery Sciences International Inc (a)	18,296	68,244
Bioxcel Therapeutics Inc (a)	3,667	159,001
Catalyst Pharmaceuticals Inc (a)	20,970	62,281
Clovis Oncology Inc (a),(b)	14,772	86,121
Coherus Biosciences Inc (a)	15,025	275,559
Collegium Pharmaceutical Inc (a)	6,820	141,992
Corbus Pharmaceuticals Holdings Inc (a),(b)	14,544	26,179
Cytokinetics Inc (a)	12,654	273,959
Eidos Therapeutics Inc (a)	7,901	399,238
Enanta Pharmaceuticals Inc (a)	4,015	183,807
Endo International PLC (a)	46,148	152,288
Flexion Therapeutics Inc (a)	7,766	80,844
G1 Therapeutics Inc (a)	7,645	88,300
Global Blood Therapeutics Inc (a)	12,773	704,303
Heron Therapeutics Inc (a)	19,288	285,848
Heska Corp (a)	1,591	157,175

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Intellia Therapeutics Inc (a)	9,945	$197,707
Intra-Cellular Therapies Inc (a)	13,775	353,466
Ironwood Pharmaceuticals Inc (a)	33,101	297,743
Kadmon Holdings Inc (a)	26,388	103,441
Kala Pharmaceuticals Inc (a),(b)	7,486	56,145
Kura Oncology Inc (a)	9,701	297,239
La Jolla Pharmaceutical Co (a),(b)	5,523	22,258
Lannett Co Inc (a)	8,206	50,139
Madrigal Pharmaceuticals Inc (a)	3,226	383,023
Mallinckrodt PLC (a),(b)	17,115	16,658
MannKind Corp (a),(b)	42,002	78,964
MyoKardia Inc (a)	9,769	1,331,808
Owens & Minor Inc	13,442	337,529
Pacira BioSciences Inc (a)	8,702	523,164
Reata Pharmaceuticals Inc, Class A (a)	5,851	570,004
Relmada Therapeutics Inc (a),(b)	2,960	111,355
Revance Therapeutics Inc (a)	11,052	277,847
Rhythm Pharmaceuticals Inc (a)	8,935	193,621
Sarepta Therapeutics Inc (a)	15,730	2,208,964
Spectrum Pharmaceuticals Inc (a)	22,984	93,775
TG Therapeutics Inc (a)	20,799	556,581
TherapeuticsMD Inc (a),(b)	55,174	87,175
Tricida Inc (a)	10,097	91,479
uniQure NV (a)	9,014	331,986
Voyager Therapeutics Inc (a)	7,544	80,494
Zogenix Inc (a)	9,005	161,460
		$14,973,830

Retail — 0.16%
PetIQ Inc (a),(b)	4,763	156,798
TOTAL COMMON STOCKS		$96,785,876
INVESTMENT COMPANIES — 7.01%	Shares Held	Value

Money Market Funds — 7.01%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	6,603,067	$6,603,067
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	187,233	187,233
TOTAL INVESTMENT COMPANIES		$6,790,300
Total Investments		$103,576,176
Other Assets and Liabilities — (6.83)%		(6,619,000)

Total Net Assets — 100.00%		$96,957,176

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $6,603,067 or 6.81% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			99.59%
Investment Companies			7.01%
Consumer, Cyclical			0.16%
Basic Materials			0.07%
Other Assets and Liabilities			(6.83)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$4,074,103		$16,531,962	$14,002,998	$6,603,067
	$4,074,103		$16,531,962	$14,002,998	$6,603,067

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 98.39%	Shares Held	Value

Advertising — 0.59%
Dentsu Group Inc	2,300	$67,496
JCDecaux SA (a)	2,821	48,852
Publicis Groupe SA	1,790	57,882
Stroeer SE & Co KGaA (a)	983	76,527
WPP PLC	8,625	67,666
		$318,423

Aerospace & Defense — 0.67%
Airbus SE (a)	571	41,554
BAE Systems PLC	9,108	56,647
Leonardo SpA	7,689	45,075
MTU Aero Engines AG	348	57,938
Rolls-Royce Holdings PLC (b)	13,955	23,409
Saab AB, Class B (a)	1,400	41,347
Safran SA (a)	959	94,942
		$360,912

Agriculture — 1.02%
British American Tobacco PLC	9,161	328,325
Imperial Brands PLC	3,169	55,919
Japan Tobacco Inc	9,300	169,307
		$553,551

Airlines — 0.25%
ANA Holdings Inc (a)	1,900	43,778
International Consolidated Airlines Group SA (b)	22,100	27,097
Japan Airlines Co Ltd (a)	2,600	48,467
Singapore Airlines Ltd	6,600	16,777
		$136,119

Apparel — 1.77%
adidas AG (a)	527	170,597
Gildan Activewear Inc	4,601	90,669
Hermes International	112	96,674
Kering SA	243	161,712
LVMH Moet Hennessy Louis Vuitton SE	860	402,718
Yue Yuen Industrial Holdings Ltd	22,500	36,348
		$958,718

Auto Manufacturers — 2.62%
Bayerische Motoren Werke AG	987	71,735
Hino Motors Ltd	8,700	56,012
Honda Motor Co Ltd	5,600	131,338
Isuzu Motors Ltd	6,700	58,281
Mazda Motor Corp	8,700	50,403
Peugeot SA (a)	3,842	69,821
Renault SA (a)	2,641	68,725
Toyota Motor Corp	9,800	644,134
Volvo AB, Class B (a)	13,831	267,250
		$1,417,699

Auto Parts & Equipment — 1.56%
Bridgestone Corp	1,500	47,177
Cie Generale des Etablissements Michelin SCA	570	61,296
Continental AG	717	77,743
Faurecia SE (a)	1,706	73,847
Hella GmbH & Co KGaA (a)	1,750	88,268
Koito Manufacturing Co Ltd	1,400	71,019
Magna International Inc	1,845	84,425
NGK Insulators Ltd	3,500	49,614
Rheinmetall AG	722	64,978
Stanley Electric Co Ltd	2,400	68,610

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Parts & Equipment (continued)
Toyota Industries Corp	1,000	$62,959
Valeo SA	3,059	94,146
		$844,082

Banks — 10.03%
ABN AMRO Bank NV (c)	6,229	52,232
Australia & New Zealand Banking Group Ltd	9,240	113,965
Banca Mediolanum SpA	10,030	72,322
Banco Bilbao Vizcaya Argentaria SA	16,060	44,664
Banco Santander SA (a)	51,306	96,222
Bank of East Asia Ltd/The	17,200	31,603
Bank of Ireland Group PLC (a)	27,068	50,270
Bank of Montreal	2,061	120,482
Bank of Nova Scotia/The	3,897	161,903
Bankia SA	45,893	66,802
Bankinter SA	13,917	59,998
Banque Cantonale Vaudoise	1,360	138,207
BNP Paribas SA (a)	6,656	241,723
Canadian Imperial Bank of Commerce	1,443	107,861
Chiba Bank Ltd/The	10,800	59,292
Commerzbank AG (a)	14,072	69,179
Commonwealth Bank of Australia	5,712	260,242
Concordia Financial Group Ltd (b)	15,400	53,297
Credit Agricole SA (a)	6,971	61,070
Credit Suisse Group AG	13,718	137,679
DBS Group Holdings Ltd	12,600	183,778
DNB ASA (a)	1,531	21,223
Erste Group Bank AG (a)	2,771	58,073
Hang Seng Bank Ltd	2,140	31,506
HSBC Holdings PLC	57,142	222,305
Intesa Sanpaolo SpA (a)	104,280	195,988
Israel Discount Bank Ltd, Class A	6,738	18,174
Japan Post Bank Co Ltd	4,600	35,809
KBC Group NV	1,113	55,838
Lloyds Banking Group PLC (a)	210,708	71,656
Mediobanca Banca di Credito Finanziario SpA	9,284	72,908
Mitsubishi UFJ Financial Group Inc	43,900	173,202
Mizrahi Tefahot Bank Ltd	1,071	18,990
Mizuho Financial Group Inc	8,110	100,774
National Australia Bank Ltd	9,395	119,443
National Bank of Canada	1,509	74,954
Natixis SA (a)	15,729	35,454
Natwest Group PLC (a)	42,120	57,638
Oversea-Chinese Banking Corp Ltd	27,900	172,095
Raiffeisen Bank International AG (a)	3,493	53,526
Resona Holdings Inc	15,300	51,878
Royal Bank of Canada	6,031	423,445
Shinsei Bank Ltd	3,400	41,716
Shizuoka Bank Ltd/The	7,900	54,382
Societe Generale SA (a)	3,038	40,314
Standard Chartered PLC (a)	10,674	49,046
Sumitomo Mitsui Financial Group Inc	4,300	118,952
Sumitomo Mitsui Trust Holdings Inc	1,600	42,365
Svenska Handelsbanken AB, Class A (a)	3,231	27,173
Swedbank AB, Class A (a)	2,423	38,077
Toronto-Dominion Bank/The	7,946	367,895
UBS Group AG	21,337	238,609
United Overseas Bank Ltd	2,100	29,276
Westpac Banking Corp	11,738	141,580
		$5,437,055

Beverages — 1.74%
Anheuser-Busch InBev SA	3,467	187,899

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages (continued)
Asahi Group Holdings Ltd	1,400	$48,532
Carlsberg A/S, Class B	546	73,603
Coca-Cola Amatil Ltd	7,356	50,053
Coca-Cola HBC AG	2,844	70,166
Diageo PLC	6,642	227,118
Heineken Holding NV	674	52,511
Heineken NV	612	54,447
Pernod Ricard SA	569	90,829
Suntory Beverage & Food Ltd	1,200	44,944
Treasury Wine Estates Ltd	6,483	41,512
		$941,614

Biotechnology — 0.71%
CSL Ltd	969	199,191
Genmab A/S (a)	215	77,875
H Lundbeck A/S	2,079	68,592
Swedish Orphan Biovitrum AB (a)	1,592	38,521
		$384,179

Chemicals — 2.52%
Air Liquide SA	741	117,720
Arkema SA	742	78,836
Asahi Kasei Corp	6,500	56,375
BASF SE	2,766	168,571
Brenntag AG	1,375	87,538
Chr Hansen Holding A/S	329	36,569
Croda International PLC	1,113	89,760
EMS-Chemie Holding AG	178	159,727
ICL Group Ltd	6,276	22,204
LANXESS AG	1,287	73,863
Nitto Denko Corp	1,000	64,856
Novozymes A/S, Class B	810	51,012
Nutrien Ltd	1,725	67,637
Shin-Etsu Chemical Co Ltd	1,100	142,734
Sumitomo Chemical Co Ltd	15,300	50,340
Taiyo Nippon Sanso Corp	3,100	47,471
Toray Industries Inc	10,800	49,082
		$1,364,295

Commercial Services — 3.75%
Adecco Group AG	2,874	151,899
Adyen NV (a),(c)	64	117,995
Amadeus IT Group SA	1,070	59,703
Ashtead Group PLC	2,688	97,117
Atlantia SpA (a)	4,085	64,323
Babcock International Group PLC	12,405	40,081
Brambles Ltd	6,156	46,253
Bureau Veritas SA (a)	2,690	60,744
Elis SA (a)	5,398	68,415
G4S PLC (a)	51,527	133,175
Intertek Group PLC	1,005	82,139
IWG PLC (a)	27,579	92,525
Park24 Co Ltd	3,100	49,881
Persol Holdings Co Ltd	4,400	71,049
Randstad NV (a)	1,445	75,442
Recruit Holdings Co Ltd	5,500	216,944
RELX PLC	5,334	118,796
Rentokil Initial PLC (a)	12,268	84,786
Ritchie Bros Auctioneers Inc	1,728	102,482
Securitas AB, Class B (a)	2,492	38,190
SGS SA	49	131,351
Sixt SE (a)	941	85,228

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Sohgo Security Services Co Ltd	900	$42,668
		$2,031,186

Computers — 1.04%
Atos SE (a)	762	61,466
Avast PLC (c)	2,269	15,429
Capgemini SE	610	78,493
CGI Inc (a)	1,070	72,627
Computershare Ltd	6,685	58,511
Fujitsu Ltd	500	67,985
NEC Corp	1,300	75,684
Nomura Research Institute Ltd	2,200	64,562
Otsuka Corp	1,100	56,113
SCSK Corp	200	11,132
		$562,002

Construction Materials — 1.84%
Boral Ltd	31,687	103,493
Buzzi Unicem SpA	2,797	65,210
Cie de Saint-Gobain (a)	2,100	88,662
CRH PLC	1,879	68,008
Daikin Industries Ltd	900	164,699
Geberit AG	260	154,072
HeidelbergCement AG	1,196	73,366
LafargeHolcim Ltd	3,096	141,144
LIXIL Group Corp	3,700	74,024
Xinyi Glass Holdings Ltd	32,000	64,330
		$997,008

Distribution/Wholesale — 1.73%
Bunzl PLC	2,924	94,589
Ferguson PLC	939	94,653
ITOCHU Corp	9,400	239,312
Jardine Cycle & Carriage Ltd	2,100	27,676
Mitsubishi Corp (b)	5,100	121,498
Mitsui & Co Ltd	5,600	95,736
Sumitomo Corp	4,300	51,311
Toromont Industries Ltd	1,354	81,023
Toyota Tsusho Corp	2,100	58,580
Travis Perkins PLC	5,392	75,559
		$939,937

Diversified Financial Services — 2.64%
Acom Co Ltd	11,000	47,457
Amundi SA (a),(c)	872	61,547
ASX Ltd	849	49,268
Brookfield Asset Management Inc, Class A	4,927	163,031
CI Financial Corp	5,906	74,914
Daiwa Securities Group Inc	11,200	46,801
EQT AB	2,269	44,134
GRENKE AG	872	32,246
Hong Kong Exchanges & Clearing Ltd	3,864	180,385
IGM Financial Inc	3,504	80,340
Magellan Financial Group Ltd	1,487	60,325
Mitsubishi UFJ Lease & Finance Co Ltd	8,900	40,928
Nomura Holdings Inc	10,900	49,464
Onex Corp	1,617	72,134
ORIX Corp	4,200	51,970
Partners Group Holding AG	163	150,001
SBI Holdings Inc	3,100	79,745
Schroders PLC	1,919	66,733

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Tokyo Century Corp	1,505	$81,483
		$1,432,906

Electric — 1.62%
A2A SpA	41,198	59,895
ACEA SpA	3,230	68,091
AGL Energy Ltd	3,778	36,856
Atco Ltd, Class I	2,096	60,587
Canadian Utilities Ltd, Class A	2,433	58,032
Chubu Electric Power Co Inc	3,300	40,082
Chugoku Electric Power Co Inc/The	3,300	41,272
Electric Power Development Co Ltd	2,200	33,856
Enel SpA	10,182	88,555
Fortum OYJ	3,493	70,747
Iberdrola SA	8,667	106,799
Origin Energy Ltd	14,829	45,671
Power Assets Holdings Ltd	6,000	31,432
Red Electrica Corp SA	2,859	53,683
Tohoku Electric Power Co Inc	4,500	45,058
Tokyo Electric Power Co Holdings Inc (a)	13,100	35,897
		$876,513

Electrical Components & Equipment — 1.12%
Brother Industries Ltd	3,000	47,390
Casio Computer Co Ltd	3,300	53,005
Legrand SA	805	64,350
Prysmian SpA	3,192	92,963
Schneider Electric SE	1,768	219,830
Siemens Energy AG (a)	1,211	32,656
Signify NV (a),(c)	2,642	97,823
		$608,017

Electronics — 0.86%
ABB Ltd	6,282	159,940
Alps Alpine Co Ltd	4,500	60,077
Assa Abloy AB, Class B	1,423	33,383
Hoya Corp	1,200	134,945
Murata Manufacturing Co Ltd	300	19,266
Spectris PLC	1,941	61,037
		$468,648

Engineering & Construction — 1.92%
ACS Actividades de Construccion y Servicios SA	2,618	59,440
Aena SME SA (a),(c)	461	64,482
Aeroports de Paris	527	52,736
Auckland International Airport Ltd (a)	6,482	31,239
Bouygues SA	1,747	60,670
CK Infrastructure Holdings Ltd	7,000	32,651
Eiffage SA (a)	722	59,103
Flughafen Zurich AG (a)	999	137,314
Fraport AG Frankfurt Airport Services Worldwide (a)	1,266	50,140
HOCHTIEF AG	766	59,679
Kajima Corp	4,400	52,651
Obayashi Corp	5,400	48,898
Shimizu Corp	6,300	47,131
Skanska AB, Class B (a)	1,770	37,511
Sydney Airport	11,619	48,768
Taisei Corp	1,500	50,491
Vinci SA	1,788	149,930
		$1,042,834

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 0.74%
Aristocrat Leisure Ltd	3,038	$65,214
Flutter Entertainment PLC (a)	658	104,009
Genting Singapore Ltd	56,600	27,781
OPAP SA	6,780	64,389
Oriental Land Co Ltd	100	13,976
Tabcorp Holdings Ltd	25,679	61,431
Toho Co Ltd	1,500	61,655
		$398,455

Food — 4.74%
AAK AB (a)	1,659	30,963
Ajinomoto Co Inc	2,300	47,084
Associated British Foods PLC	2,621	63,159
Calbee Inc	1,700	55,853
Carrefour SA	3,235	51,830
Chocoladefabriken Lindt & Spruengli AG	13	109,739
Coles Group Ltd	4,282	52,139
Danone SA	2,096	135,701
Empire Co Ltd	3,002	87,137
George Weston Ltd	814	59,854
Jeronimo Martins SGPS SA	2,840	45,634
Koninklijke Ahold Delhaize NV	7,190	212,855
MEIJI Holdings Co Ltd	600	45,740
Mowi ASA	1,134	20,163
Nestle SA	9,565	1,135,483
NH Foods Ltd	1,300	57,811
Salmar ASA (a)	522	29,605
Seven & i Holdings Co Ltd	5,300	163,324
Tesco PLC	29,608	81,185
Yakult Honsha Co Ltd	800	44,375
Yamazaki Baking Co Ltd	2,200	38,362
		$2,567,996

Food Service — 0.21%
Compass Group PLC	3,758	56,686
Sodexo SA	762	54,516
		$111,202

Forest Products & Paper — 0.44%
Mondi PLC	3,448	72,943
Nine Dragons Paper Holdings Ltd	42,000	52,676
Oji Holdings Corp	8,700	39,761
Smurfit Kappa Group PLC	1,814	71,291
		$236,671

Gas — 0.50%
Centrica PLC	124,875	64,598
Enagas SA	2,576	59,483
National Grid PLC	2,795	32,091
Naturgy Energy Group SA	2,897	58,150
Snam SpA	11,099	57,114
		$271,436

Healthcare — Products — 1.16%
Coloplast A/S, Class B	614	97,033
ConvaTec Group PLC (c)	25,502	58,837
EssilorLuxottica SA (a)	973	132,503
GN Store Nord A/S	1,379	104,415
Koninklijke Philips NV (a)	523	24,650
Lifco AB, Class B	740	57,467
Olympus Corp	3,200	66,206

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Sartorius Stedim Biotech	260	$89,805
		$630,916

Healthcare — Services — 0.41%
Fresenius Medical Care AG & Co KGaA	768	64,850
Fresenius SE & Co KGaA	1,376	62,644
Lonza Group AG	22	13,581
NMC Health PLC (a),(d),(e)	708	—
Ramsay Health Care Ltd	1,135	53,719
Ryman Healthcare Ltd	3,142	29,267
		$224,061

Holding Companies — Diversified — 0.10%
CK Hutchison Holdings Ltd	5,500	33,071
Jardine Matheson Holdings Ltd	500	19,840
		$52,911

Home Builders — 0.98%
Barratt Developments PLC	10,785	66,214
Bellway PLC	2,205	66,891
Berkeley Group Holdings PLC	1,312	71,577
Daiwa House Industry Co Ltd	1,900	48,597
Haseko Corp	4,400	57,574
Sekisui Chemical Co Ltd	3,500	55,654
Sekisui House Ltd	2,800	49,315
Taylor Wimpey PLC	40,464	56,625
Vistry Group PLC (a)	8,254	60,548
		$532,995

Home Furnishings — 0.82%
Haier Electronics Group Co Ltd	13,000	46,967
Hoshizaki Corp	600	47,675
Panasonic Corp	6,400	53,936
Sony Corp	3,900	297,016
		$445,594

Household Products — 1.49%
Essity AB, Class B (a)	875	29,584
Kao Corp	1,500	112,175
L'Oreal SA	424	138,000
Pola Orbis Holdings Inc	2,300	43,246
Unilever NV	4,435	267,790
Unilever PLC	3,512	216,434
		$807,229

Household Products/Wares — 0.20%
Reckitt Benckiser Group PLC	1,092	106,525

Insurance — 6.01%
Aegon NV	20,165	52,486
AIA Group Ltd	36,307	355,572
Allianz SE	1,781	341,660
AMP Ltd	48,671	45,493
Assicurazioni Generali SpA	3,759	52,997
Aviva PLC	17,709	65,285
AXA SA	6,289	116,325
Baloise Holding AG	864	127,107
CNP Assurances (a)	5,225	65,426
Dai-ichi Life Holdings Inc	3,800	53,218
Direct Line Insurance Group PLC	17,119	59,509
Fairfax Financial Holdings Ltd	196	57,716
Gjensidige Forsikring ASA	1,006	20,427
Great-West Lifeco Inc	3,409	66,616

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Grupo Catalana Occidente SA	2,540	$64,027
Helvetia Holding AG	1,326	112,725
iA Financial Corp Inc	1,888	65,720
Japan Post Holdings Co Ltd	6,300	42,759
Japan Post Insurance Co Ltd	3,700	57,922
Manulife Financial Corp	13,398	186,347
Mapfre SA	30,574	47,927
Medibank Pvt Ltd	24,432	43,924
MS&AD Insurance Group Holdings Inc	1,600	42,843
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	880	223,478
NN Group NV	1,900	71,396
Power Corp of Canada	3,653	71,576
Prudential PLC	919	13,151
QBE Insurance Group Ltd	7,555	46,591
Sampo OYJ, Class A	1,765	69,924
Sun Life Financial Inc	1,810	73,757
Swiss Life Holding AG	332	125,620
Swiss Re AG	1,004	74,429
T&D Holdings Inc	5,600	54,797
Talanx AG (a)	1,511	48,754
Tokio Marine Holdings Inc	2,200	95,956
Tryg A/S	2,513	79,309
Zurich Insurance Group AG	176	61,281
		$3,254,050

Internet — 1.14%
Adevinta ASA (a)	1,924	33,065
Iliad SA	373	68,682
Kakaku.com Inc	2,600	68,214
Rakuten Inc	6,400	68,694
Rightmove PLC	9,759	78,930
Shopify Inc, Class A (a)	108	110,445
Trend Micro Inc	400	24,311
United Internet AG	288	11,032
Z Holdings Corp	9,400	62,301
ZOZO Inc	3,400	94,393
		$620,067

Investment Companies — 0.57%
Groupe Bruxelles Lambert SA	654	59,027
Industrivarden AB, Class C (a)	1,378	36,758
Investor AB, Class B	2,260	148,129
Kinnevik AB (a)	1,634	66,531
		$310,445

Iron & Steel — 0.36%
BlueScope Steel Ltd	7,532	68,514
Fortescue Metals Group Ltd	6,504	75,934
thyssenkrupp AG (a)	9,771	49,398
		$193,846

Leisure Time — 0.33%
Carnival PLC	4,847	62,481
Shimano Inc	300	58,939
Yamaha Motor Co Ltd	3,800	54,839
		$176,259

Lodging — 0.41%
Accor SA (a)	1,860	52,338
MGM China Holdings Ltd	34,800	43,152
NagaCorp Ltd	36,000	42,782
Sands China Ltd	9,236	35,573

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Lodging (continued)
SJM Holdings Ltd	43,000	$50,656
		$224,501

Machinery — Construction & Mining — 0.87%
Epiroc AB, Class A	2,728	39,644
Hitachi Ltd	2,900	97,423
Komatsu Ltd	2,800	61,329
Mitsubishi Electric Corp	6,700	90,305
Mitsubishi Heavy Industries Ltd	1,800	39,775
Sandvik AB (a)	1,900	37,318
Weir Group PLC/The	6,595	106,586
		$472,380

Machinery — Diversified — 1.73%
ANDRITZ AG	1,637	50,593
Atlas Copco AB, Class A	2,966	142,010
GEA Group AG	2,485	87,435
Hexagon AB, Class B (a)	1,007	76,212
Keyence Corp	600	278,652
KION Group AG	1,199	102,874
Kone OYJ, Class B	1,550	136,406
Kubota Corp	3,600	64,088
		$938,270

Media — 0.76%
Informa PLC (a)	10,743	52,191
ITV PLC	72,032	62,850
Pearson PLC	8,604	60,973
Quebecor Inc, Class B	2,624	65,642
Schibsted ASA, Class A (a)	898	39,810
Telenet Group Holding NV	1,703	66,170
Vivendi SA	2,384	66,524
		$414,160

Metal Fabrication & Hardware — 0.55%
NSK Ltd	7,500	56,962
SKF AB, Class B	1,965	40,744
Tenaris SA	8,366	41,795
VAT Group AG (c)	818	156,398
		$295,899

Mining — 2.83%
Anglo American PLC	3,361	81,351
Antofagasta PLC	6,156	81,301
Barrick Gold Corp	5,783	162,430
BHP Group Ltd	14,491	369,499
BHP Group PLC	11,865	253,197
Fresnillo PLC	7,137	110,234
Glencore PLC (a)	38,409	79,774
Kirkland Lake Gold Ltd	1,997	97,484
Newcrest Mining Ltd	2,817	63,032
Rio Tinto Ltd	766	51,748
Rio Tinto PLC	3,050	183,220
		$1,533,270

Miscellaneous Manufacture — 1.34%
Aalberts NV	2,161	78,087
Alfa Laval AB (a)	1,553	34,473
IMI PLC	6,357	86,129
Indutrade AB (a)	986	52,934
JSR Corp	2,600	61,361
Nikon Corp	4,500	30,209

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Siemens AG	2,673	$338,091
Trelleborg AB, Class B (a)	2,493	44,330
		$725,614

Office & Business Equipment — 0.38%
Canon Inc	4,400	72,864
FUJIFILM Holdings Corp	1,700	83,577
Seiko Epson Corp	4,300	49,130
		$205,571

Oil & Gas — 3.00%
Beach Energy Ltd	56,492	53,410
BP PLC	60,838	176,787
Canadian Natural Resources Ltd	4,251	68,128
Cenovus Energy Inc	28,924	112,738
ENEOS Holdings Inc	13,200	46,935
Eni SpA	8,191	64,228
Galp Energia SGPS SA	4,497	41,716
Husky Energy Inc	23,483	54,318
Imperial Oil Ltd	5,150	61,651
Inpex Corp	8,500	45,416
Oil Search Ltd	28,016	52,975
OMV AG (a)	1,856	50,920
Royal Dutch Shell PLC, Class A	24,699	307,198
Santos Ltd	18,997	66,400
Suncor Energy Inc	10,495	128,158
TOTAL SE	7,224	247,318
Woodside Petroleum Ltd	3,562	44,852
		$1,623,148

Oil & Gas Services — 0.07%
Saipem SpA (b)	20,839	35,855

Packaging & Containers — 0.40%
CCL Industries Inc, Class B	1,924	74,183
DS Smith PLC	17,270	65,672
Huhtamaki OYJ	1,596	78,928
		$218,783

Pharmaceuticals — 9.01%
Amplifon SpA (a)	2,491	89,224
Astellas Pharma Inc	5,700	84,691
AstraZeneca PLC	2,884	314,716
Bayer AG	2,980	186,260
Chugai Pharmaceutical Co Ltd	2,200	98,355
Daiichi Sankyo Co Ltd	1,800	55,110
GlaxoSmithKline PLC	19,701	369,115
Hikma Pharmaceuticals PLC	2,336	78,190
Hisamitsu Pharmaceutical Co Inc	1,000	50,917
Ipsen SA	985	103,418
Merck KGaA	1,306	190,713
Novartis AG	8,135	705,790
Novo Nordisk A/S, Class B	7,109	491,872
Ono Pharmaceutical Co Ltd	2,100	65,789
Orion OYJ, Class B	1,247	56,537
Otsuka Holdings Co Ltd	1,200	50,610
Recordati Industria Chimica e Farmaceutica SpA	1,204	61,745
Roche Holding AG	3,036	1,038,809
Sanofi	2,403	240,409
Santen Pharmaceutical Co Ltd	2,800	57,054
Shionogi & Co Ltd	900	48,036
Sumitomo Dainippon Pharma Co Ltd	3,515	46,093
Suzuken Co Ltd/Aichi Japan	1,300	49,367

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co Ltd	4,800	$170,400
UCB SA	590	67,099
Vifor Pharma AG	818	111,370
		$4,881,689

Pipelines — 0.87%
Enbridge Inc	6,154	179,783
Inter Pipeline Ltd	9,873	96,910
Keyera Corp	6,326	95,492
Pembina Pipeline Corp	3,100	65,792
TC Energy Corp	820	34,425
		$472,402

Real Estate — 1.16%
Azrieli Group Ltd	349	15,587
CapitaLand Ltd	13,300	26,404
CK Asset Holdings Ltd	6,516	31,739
Daito Trust Construction Co Ltd	500	44,185
Grand City Properties SA	2,428	58,699
Henderson Land Development Co Ltd	9,000	33,155
Hongkong Land Holdings Ltd	6,700	24,857
Hulic Co Ltd	4,400	41,052
Hysan Development Co Ltd	11,000	32,858
Kerry Properties Ltd	14,500	37,008
Mitsubishi Estate Co Ltd	3,100	46,648
Mitsui Fudosan Co Ltd	2,600	45,028
Sino Land Co Ltd	28,000	32,516
Sumitomo Realty & Development Co Ltd	1,900	55,884
Swiss Prime Site AG	1,138	103,292
		$628,912

REITs — 1.24%
Activia Properties Inc	14	53,032
British Land Co PLC/The	14,148	61,595
CapitaLand Commercial Trust	25,900	31,117
CapitaLand Mall Trust	21,800	30,822
Gecina SA	391	51,665
GPT Group/The	17,903	50,010
Klepierre SA (b)	2,662	37,406
Merlin Properties Socimi SA	6,808	56,872
RioCan Real Estate Investment Trust	5,070	53,535
Scentre Group	41,512	65,412
Stockland	25,679	69,524
United Urban Investment Corp	44	48,687
Vicinity Centres	62,777	61,826
		$671,503

Retail — 3.85%
ABC-Mart Inc	900	46,679
Alimentation Couche-Tard Inc, Class B	7,448	259,370
Canadian Tire Corp Ltd, Class A	961	96,796
Cie Financiere Richemont SA	1,866	125,001
Cosmos Pharmaceutical Corp	400	69,597
Dollarama Inc	2,132	81,722
Dufry AG (a),(b)	3,604	111,518
Fast Retailing Co Ltd	200	124,895
Fielmann AG (a)	874	70,193
Hennes & Mauritz AB, Class B	2,096	36,217
Industria de Diseno Textil SA	7,014	195,721
Lawson Inc	800	38,079
Moncler SpA (a)	1,399	57,376
Next PLC	1,161	89,137

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Nitori Holdings Co Ltd	300	$62,153
Pandora A/S	1,902	137,096
Restaurant Brands International Inc	1,465	84,145
Sundrug Co Ltd	1,400	52,634
Swatch Group AG/The	566	132,060
Tsuruha Holdings Inc	300	42,412
USS Co Ltd	3,300	58,794
Welcia Holdings Co Ltd	1,300	57,009
Yamada Denki Co Ltd	11,100	55,150
		$2,083,754

Semiconductors — 1.20%
Advantest Corp	1,100	53,089
ASM International NV	532	76,315
ASM Pacific Technology Ltd	4,200	42,704
ASML Holding NV	1,166	430,219
SUMCO Corp	3,600	50,348
		$652,675

Shipbuilding — 0.10%
Wartsila OYJ Abp	6,971	54,907

Software — 1.16%
Constellation Software Inc	68	75,562
Micro Focus International PLC (a)	1,088	3,455
Nemetschek SE	193	14,143
Nexon Co Ltd	2,800	69,612
Open Text Corp	810	34,236
Sage Group PLC/The	3,535	32,878
SAP SE	2,487	387,112
TeamViewer AG (a),(c)	286	14,124
		$631,122

Telecommunications — 3.77%
1&1 Drillisch AG	2,447	54,267
BCE Inc	2,912	120,762
BT Group PLC	40,331	51,198
Deutsche Telekom AG	17,296	289,782
Hikari Tsushin Inc	300	71,057
KDDI Corp	8,200	206,506
Koninklijke KPN NV	21,451	50,477
Nippon Telegraph & Telephone Corp	8,700	177,357
NTT DOCOMO Inc	3,900	143,664
Orange SA	6,163	64,194
Singapore Telecommunications Ltd	15,300	23,731
Softbank Corp	3,600	40,193
SoftBank Group Corp	2,300	141,077
Spark New Zealand Ltd	7,922	24,632
Swisscom AG	216	114,584
Tele2 AB, Class B	2,010	28,458
Telecom Italia SpA/Milano	125,328	50,254
Telefonaktiebolaget LM Ericsson, Class B	10,725	117,694
Telefonica Deutschland Holding AG	20,619	52,919
Telefonica SA	11,182	38,505
Telekom Austria AG	7,343	51,914
Telenor ASA	1,180	19,792
Vodafone Group PLC	80,927	107,223
		$2,040,240

Toys, Games & Hobbies — 0.42%
Nintendo Co Ltd	400	226,274

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Transportation — 3.07%
AP Moller - Maersk A/S, Class B	72	$114,295
Aurizon Holdings Ltd	15,353	46,736
Canadian National Railway Co	1,902	202,563
Canadian Pacific Railway Ltd	841	255,827
Central Japan Railway Co	700	100,156
Deutsche Post AG	6,222	283,775
East Japan Railway Co	1,200	73,731
Hankyu Hanshin Holdings Inc	1,400	44,868
Kuehne + Nagel International AG	820	159,629
Kyushu Railway Co	1,600	34,089
Poste Italiane SpA (c)	6,049	53,673
Seibu Holdings Inc	4,300	46,072
SG Holdings Co Ltd	1,900	98,184
Tokyu Corp	2,900	37,479
West Japan Railway Co	700	34,454
Yamato Holdings Co Ltd	2,900	75,920
		$1,661,451

TOTAL COMMON STOCKS		$53,308,736
PREFERRED STOCKS — 1.12%	Shares Held	Value

Auto Manufacturers — 0.65%
Porsche Automobil Holding SE
3.24%, 03/24/2021	1,203	$71,792
Volkswagen AG
2.84%, 09/29/2023	1,743	280,788
		$352,580

Household Products/Wares — 0.47%
Henkel AG & Co KGaA
1.98%, 08/07/2022	2,449	256,467
TOTAL PREFERRED STOCKS		$609,047
INVESTMENT COMPANIES — 0.88%	Shares Held	Value

Money Market Funds — 0.88%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(f),(g),(h)	317,649	$317,649
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)	157,484	157,484
TOTAL INVESTMENT COMPANIES		$475,133
Total Investments		$54,392,916
Other Assets and Liabilities — (0.39)%		(209,793)

Total Net Assets — 100.00%		$54,183,123

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $692,540 or 1.28% of net assets.
(d) The value of these investments was determined using significant unobservable inputs.
(e)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Trustees. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. As of September 30, 2020, the fair value of these securities totaled $0 or 0.00% of net assets.
(f)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $317,649 or 0.59% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(h) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2020 (unaudited)

Portfolio Summary (unaudited)
Location			Percent
Japan			22.28%
Switzerland			11.98%
United Kingdom			10.60%
Canada			10.34%
Germany			8.84%
France			8.64%
Australia			5.69%
Netherlands			3.24%
Sweden			2.93%
Italy			2.49%
Denmark			2.46%
Hong Kong			2.22%
Spain			2.09%
Singapore			1.05%
United States			0.99%
Finland			0.86%
Belgium			0.80%
Ireland			0.54%
Austria			0.49%
Norway			0.34%
Mexico			0.20%
Luxembourg			0.19%
Portugal			0.16%
New Zealand			0.16%
Chile			0.15%
Macau			0.15%
Jordan			0.14%
Israel			0.14%
Greece			0.12%
Cambodia			0.08%
Czech Republic			0.03%
Other Assets and Liabilities			(0.39)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$158,531		$1,250,780	$1,091,662	$317,649
	$158,531		$1,250,780	$1,091,662	$317,649

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS — 96.81%	Amount	Value

Aerospace & Defense — 2.59%
Boeing Co/The
2.70%, 02/01/2027	$3,270,000	$3,189,156
2.80%, 03/01/2024	300,000	306,039
3.50%, 03/01/2039	350,000	317,943
3.75%, 02/01/2050	100,000	91,516
3.90%, 05/01/2049	415,000	382,499
4.88%, 05/01/2025	335,000	364,522
Lockheed Martin Corp
1.85%, 06/15/2030	180,000	187,362
4.09%, 09/15/2052	360,000	463,549
Raytheon Technologies Corp
3.50%, 03/15/2027 (a)	930,000	1,046,061
4.50%, 06/01/2042	1,495,000	1,887,476
5.40%, 05/01/2035	75,000	101,931
		$8,338,054

Agriculture — 2.27%
Altria Group Inc
2.35%, 05/06/2025	960,000	1,014,347
5.80%, 02/14/2039	345,000	441,501
5.95%, 02/14/2049	120,000	160,744
BAT Capital Corp
3.22%, 08/15/2024	2,380,000	2,546,402
3.22%, 09/06/2026	440,000	473,044
3.56%, 08/15/2027	1,445,000	1,560,615
4.54%, 08/15/2047	915,000	979,850
Reynolds American Inc
5.85%, 08/15/2045	95,000	115,439
		$7,291,942

Airlines — 1.89%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	661,589	567,335
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	734,125	719,376
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025 (a)	550,000	564,769
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033	227,196	222,459
Southwest Airlines Co
4.75%, 05/04/2023	1,375,000	1,469,614
5.13%, 06/15/2027	1,130,000	1,235,221
5.25%, 05/04/2025	210,000	231,286
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	538,576	509,095
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 11/01/2033	205,000	193,917
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	462,570	380,575
		$6,093,647

Auto Manufacturers — 1.89%
General Motors Financial Co Inc
1.70%, 08/18/2023	2,000,000	2,004,998
3.95%, 04/13/2024	3,650,000	3,861,893
6.25%, 10/02/2043	170,000	201,461
		$6,068,352

Banks — 20.80%
Bank of America Corp
2.68%, 06/19/2041 (b)	4,195,000	4,283,436

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Bank of America Corp (continued)
(3-month USD LIBOR + 1.19%),
2.88%, 10/22/2030 (c)	$535,000	$577,849
(3-month USD LIBOR + 1.18%),
3.19%, 07/23/2030 (c)	465,000	511,577
(3-month USD LIBOR + 0.97%),
3.46%, 03/15/2025 (c)	15,000	16,261
4.20%, 08/26/2024	225,000	250,569
4.25%, 10/22/2026	1,310,000	1,516,886
(3-month USD LIBOR + 2.66%),
4.30%, 01/28/2025 (c),(d)	375,000	363,750
Bank of Montreal
(5-year Swap rate + 1.43%),
3.80%, 12/15/2032 (c)	1,295,000	1,443,389
Barclays PLC
(3-month USD LIBOR + 2.45%),
2.85%, 05/07/2026 (c)	2,400,000	2,496,212
5.20%, 05/12/2026	400,000	443,500
BNP Paribas SA
2.22%, 06/09/2026 (a),(b)	3,750,000	3,866,962
Citigroup Inc
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (c)	2,040,000	2,273,534
Credit Suisse Group AG
2.19%, 06/05/2026 (a),(b)	4,500,000	4,635,177
(5-year Treasury Constant Maturity Rate + 4.89)%,
5.25%, 02/11/2027 (a),(c),(d)	3,715,000	3,722,430
Discover Bank
2.70%, 02/06/2030	250,000	262,099
First Republic Bank
4.63%, 02/13/2047	2,235,000	2,790,278
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.05%),
2.91%, 06/05/2023 (c)	445,000	460,910
3.63%, 02/20/2024	635,000	689,013
3.85%, 01/26/2027	2,160,000	2,431,747
HSBC Holdings PLC
1.65%, 04/18/2026 (b)	1,925,000	1,917,627
(3-month USD LIBOR + 1.14%),
2.63%, 11/07/2025 (c)	565,000	588,628
JPMorgan Chase & Co
3.11%, 04/22/2041 (b)	750,000	813,554
5.50%, 10/15/2040	1,280,000	1,826,075
Morgan Stanley
2.19%, 04/28/2026 (b)	250,000	261,821
3.62%, 04/01/2031 (b)	285,000	327,459
(3-month USD LIBOR + 3.81%),
4.09%, 01/15/2021 (c),(d)	3,325,000	3,251,584
5.00%, 11/24/2025	1,515,000	1,779,867
National Australia Bank Ltd
2.33%, 08/21/2030 (a)	1,995,000	1,973,424
Natwest Group PLC
5.13%, 05/28/2024	3,550,000	3,893,100
(5-year Treasury Constant Maturity Rate + 5.63%),
6.00%, 12/29/2025 (c),(d)	2,165,000	2,202,888
NatWest Markets PLC
2.38%, 05/21/2023 (a)	500,000	514,785
Santander UK Group Holdings PLC
(1-year Treasury Constant Maturity Rate + 1.25%),
1.53%, 08/21/2026 (c)	3,000,000	2,953,800

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82%, 01/30/2026 (a),(c)	$1,900,000	$1,968,486
6.00%, 07/26/2025 (a),(b),(d)	1,335,000	1,358,363
Synchrony Bank
3.00%, 06/15/2022	1,661,000	1,714,125
US Bancorp
3.00%, 07/30/2029	300,000	333,643
Wells Fargo & Co
2.39%, 06/02/2028 (b)	860,000	897,220
3.07%, 04/30/2041 (b)	1,685,000	1,762,680
3.75%, 01/24/2024	650,000	706,239
4.40%, 06/14/2046	290,000	346,418
Westpac Banking Corp
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11%, 07/24/2034 (c)	220,000	248,138
4.42%, 07/24/2039 (e)	1,865,000	2,261,607
		$66,937,110

Beverages — 2.96%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3.65%, 02/01/2026	1,075,000	1,205,079
4.90%, 02/01/2046	385,000	474,716
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038	2,800,000	3,262,210
4.60%, 04/15/2048	360,000	429,281
5.45%, 01/23/2039 (e)	295,000	381,919
Constellation Brands Inc
2.88%, 05/01/2030	150,000	161,960
3.70%, 12/06/2026	2,630,000	3,005,390
4.40%, 11/15/2025	525,000	610,354
		$9,530,909

Biotechnology — 0.79%
Amgen Inc
2.20%, 02/21/2027	1,090,000	1,154,996
3.38%, 02/21/2050	465,000	499,753
Gilead Sciences Inc
1.20%, 10/01/2027	875,000	877,636
		$2,532,385

Chemicals — 1.12%
DuPont de Nemours Inc
5.32%, 11/15/2038	1,425,000	1,808,265
Nutrition & Biosciences Inc
1.23%, 10/01/2025 (a)	495,000	493,760
1.83%, 10/15/2027 (a)	670,000	673,038
2.30%, 11/01/2030 (a)	435,000	438,661
Westlake Chemical Corp
3.38%, 06/15/2030	180,000	193,055
		$3,606,779

Commercial Services — 0.73%
CoStar Group Inc
2.80%, 07/15/2030 (a)	1,010,000	1,046,544
Global Payments Inc
2.65%, 02/15/2025	1,230,000	1,305,356
		$2,351,900

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Computers — 1.19%
Apple Inc
4.65%, 02/23/2046	$1,790,000	$2,498,326
Dell International LLC / EMC Corp
4.90%, 10/01/2026 (a)	1,005,000	1,136,075
8.35%, 07/15/2046 (a)	155,000	204,788
		$3,839,189

Construction Materials — 0.46%
Carrier Global Corp
2.24%, 02/15/2025 (a)	400,000	417,269
Martian Marietta Material Inc
2.50%, 03/15/2030	1,015,000	1,057,341
		$1,474,610

Diversified Financial Services — 5.74%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 02/15/2024	5,000,000	4,950,817
Air Lease Corp
2.88%, 01/15/2026	1,860,000	1,827,836
3.38%, 07/01/2025	1,080,000	1,103,609
Ally Financial Inc
4.63%, 03/30/2025	1,310,000	1,438,965
5.80%, 05/01/2025	1,765,000	2,035,682
Blackstone Holdings Finance Co LLC
2.80%, 09/30/2050 (a)	810,000	797,132
Brookfield Finance Inc
3.45%, 04/15/2050	455,000	445,213
4.00%, 04/01/2024	950,000	1,045,777
4.85%, 03/29/2029	1,130,000	1,348,230
GE Capital International Funding Co Unlimited Co
4.42%, 11/15/2035	480,000	506,668
Nuveen Finance LLC
4.13%, 11/01/2024 (a)	2,650,000	2,988,500
		$18,488,429

Electric — 6.51%
Alabama Power Co
3.45%, 10/01/2049	655,000	747,124
CMS Energy Corp
3.00%, 05/15/2026	445,000	489,162
Commonwealth Edison Co
4.00%, 03/01/2049	1,490,000	1,838,822
Dominion Energy Inc
4.25%, 06/01/2028	455,000	535,796
DTE Electric Co
3.95%, 03/01/2049	330,000	416,389
DTE Energy Co
3.40%, 06/15/2029	1,295,000	1,435,273
Duke Energy Florida LLC
3.80%, 07/15/2028	800,000	936,943
Duke Energy Ohio Inc
4.30%, 02/01/2049	455,000	575,727
Evergy Inc
2.90%, 09/15/2029	780,000	837,186
FirstEnergy Corp
1.60%, 01/15/2026	60,000	59,627
2.25%, 09/01/2030	875,000	855,780
3.40%, 03/01/2050	495,000	480,188
Georgia Power Co
3.70%, 01/30/2050	705,000	783,913
MidAmerican Energy Co
3.15%, 04/15/2050	750,000	831,118

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric (continued)
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029	$1,595,000	$1,729,562
3.50%, 04/01/2029	560,000	637,081
Pacific Gas and Electric Co
1.75%, 06/16/2022	905,000	906,087
Public Service Co of Colorado
4.05%, 09/15/2049	310,000	392,276
Southern California Edison Co
4.88%, 03/01/2049	705,000	856,736
Southern Co/The
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (c)	1,985,000	2,023,748
Tucson Electric Power Co
4.85%, 12/01/2048	410,000	552,499
Virginia Electric & Power Co
3.80%, 04/01/2028	1,095,000	1,287,288
4.60%, 12/01/2048	655,000	894,268
Xcel Energy Inc
2.60%, 12/01/2029	790,000	853,505
		$20,956,098

Electrical Components & Equipment — 0.31%
Emerson Electric Co
0.88%, 10/15/2026	1,005,000	998,238

Environmental Control — 0.22%
Republic Services Inc
2.30%, 03/01/2030	660,000	701,692

Food — 0.92%
Mars Inc
2.38%, 07/16/2040 (a)	1,485,000	1,485,050
McCormick & Co Inc
3.15%, 08/15/2024	1,350,000	1,467,871
		$2,952,921

Gas — 1.77%
CenterPoint Energy Resources Corp
1.75%, 10/01/2030	1,825,000	1,831,985
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029	170,000	187,263
NiSource Inc
0.95%, 08/15/2025	1,510,000	1,508,417
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029	1,240,000	1,411,466
Southern California Gas Co
2.55%, 02/01/2030	690,000	744,384
		$5,683,515

Healthcare — Products — 0.76%
Abbott Laboratories
4.90%, 11/30/2046	830,000	1,176,774
Boston Scientific Corp
4.70%, 03/01/2049	920,000	1,215,321
Medtronic Inc
4.63%, 03/15/2045	39,000	53,688
		$2,445,783

Healthcare — Services — 0.43%
Centene Corp
3.38%, 02/15/2030	290,000	300,875

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Healthcare — Services (continued)
UnitedHealth Group Inc
2.75%, 05/15/2040	$895,000	$945,692
3.50%, 08/15/2039	120,000	137,858
		$1,384,425

Insurance — 3.79%
AIA Group Ltd
3.20%, 09/16/2040 (a)	595,000	614,703
American International Group Inc
4.50%, 07/16/2044	1,165,000	1,359,038
Arch Capital Group Ltd
3.64%, 06/30/2050	1,300,000	1,397,621
Markel Corp
3.35%, 09/17/2029	25,000	27,603
4.30%, 11/01/2047	1,385,000	1,640,911
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050 (a)	185,000	188,865
New York Life Insurance Co
3.75%, 05/15/2050 (a)	705,000	794,832
Progressive Corp
3.95%, 03/26/2050	440,000	557,903
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00%, 04/02/2049 (a),(c)	200,000	227,555
XLIT Ltd
4.45%, 03/31/2025	2,920,000	3,302,395
5.50%, 03/31/2045	1,575,000	2,075,128
		$12,186,554

Internet — 0.83%
Alphabet Inc
1.90%, 08/15/2040	575,000	553,189
2.25%, 08/15/2060	585,000	553,163
Amazon.com Inc
2.70%, 06/03/2060	470,000	487,191
Expedia Group Inc
4.63%, 08/01/2027 (a)	1,015,000	1,066,537
		$2,660,080

Iron & Steel — 0.65%
Nucor Corp
2.70%, 06/01/2030 (e)	165,000	177,161
Steel Dynamics Inc
2.40%, 06/15/2025 (e)	240,000	250,409
3.25%, 01/15/2031	630,000	674,109
3.45%, 04/15/2030	205,000	226,022
Vale Overseas Ltd
3.75%, 07/08/2030	745,000	766,605
		$2,094,306

Machinery — Diversified — 0.66%
CNH Industrial Capital LLC
1.95%, 07/02/2023	1,180,000	1,202,123
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025	890,000	938,200
		$2,140,323

Media — 5.65%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.70%, 04/01/2051	1,285,000	1,269,953

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media (continued)
Charter Communications Operating LLC / Charter Communications Operating
Capital (continued)
4.80%, 03/01/2050	$375,000	$426,425
4.91%, 07/23/2025	1,905,000	2,202,604
Comcast Corp
2.80%, 01/15/2051	450,000	455,357
3.75%, 04/01/2040	1,020,000	1,192,869
3.95%, 10/15/2025	985,000	1,130,577
3.97%, 11/01/2047	1,390,000	1,661,589
4.60%, 10/15/2038	670,000	856,359
Discovery Communications LLC
4.00%, 09/15/2055 (a)	760,000	771,632
Fox Corp
5.58%, 01/25/2049	170,000	234,831
Time Warner Cable LLC
5.88%, 11/15/2040	1,350,000	1,682,204
ViacomCBS Inc
2.90%, 01/15/2027	3,030,000	3,267,607
4.95%, 05/19/2050 (e)	200,000	234,671
5.25%, 04/01/2044	1,165,000	1,360,213
Walt Disney Co/The
3.50%, 05/13/2040	1,275,000	1,441,523
		$18,188,414

Mining — 1.16%
Newmont Corp
2.25%, 10/01/2030	1,435,000	1,480,954
Teck Resources Ltd
3.90%, 07/15/2030 (a)	760,000	795,209
5.40%, 02/01/2043	1,390,000	1,464,107
		$3,740,270

Miscellaneous Manufacture — 0.68%
General Electric Co
3.45%, 05/01/2027	940,000	995,260
5.88%, 01/14/2038	1,030,000	1,204,436
		$2,199,696

Oil & Gas — 3.74%
BP Capital Markets America Inc
3.59%, 04/14/2027	1,365,000	1,529,732
4.23%, 11/06/2028 (e)	25,000	29,643
Canadian Natural Resources Ltd
4.95%, 06/01/2047	330,000	367,174
Chevron Corp
2.00%, 05/11/2027	1,235,000	1,306,286
Continental Resources Inc
3.80%, 06/01/2024	2,165,000	1,997,212
Exxon Mobil Corp
2.44%, 08/16/2029	905,000	971,810
3.00%, 08/16/2039	280,000	296,076
Marathon Oil Corp
4.40%, 07/15/2027	1,390,000	1,382,744
6.60%, 10/01/2037	860,000	885,502
Occidental Petroleum Corp
2.90%, 08/15/2024	810,000	687,228
3.20%, 08/15/2026	420,000	333,112
4.30%, 08/15/2039	385,000	266,867
Shell International Finance BV
3.13%, 11/07/2049	280,000	286,751

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
Total Capital International SA
2.83%, 01/10/2030	$1,535,000	$1,699,482
		$12,039,619
Packaging & Containers — 0.37%
Bemis Co Inc
2.63%, 06/19/2030	780,000	831,456
WRKCo Inc
3.00%, 06/15/2033	325,000	353,533
		$1,184,989
Pharmaceuticals — 6.76%
AbbVie Inc
2.60%, 11/21/2024 (a)	790,000	837,008
Bayer US Finance II LLC
3.38%, 07/15/2024 (a)	250,000	270,873
4.25%, 12/15/2025 (a)	2,650,000	3,031,149
4.38%, 12/15/2028 (a)	885,000	1,039,160
4.88%, 06/25/2048 (a)	475,000	589,411
Becton Dickinson and Co
3.36%, 06/06/2024	275,000	297,612
3.70%, 06/06/2027	1,235,000	1,400,293
4.67%, 06/06/2047	180,000	222,264
4.69%, 12/15/2044	1,354,000	1,674,146
Bristol-Myers Squibb Co
4.13%, 06/15/2039	1,295,000	1,637,061
4.25%, 10/26/2049	1,065,000	1,398,607
Cigna Corp
4.38%, 10/15/2028	3,330,000	3,961,227
4.90%, 12/15/2048	50,000	64,901
CVS Health Corp
5.05%, 03/25/2048	3,000,000	3,829,225
Pfizer Inc
2.55%, 05/28/2040	705,000	732,910
Upjohn Inc
2.30%, 06/22/2027 (a)	170,000	176,042
Zoetis Inc
3.90%, 08/20/2028	500,000	593,536
		$21,755,425
Pipelines — 4.08%
Energy Transfer Operating LP
3.75%, 05/15/2030	1,670,000	1,617,408
5.15%, 03/15/2045	100,000	90,539
6.25%, 04/15/2049	1,050,000	1,085,196
Enterprise Products Operating LLC
3.95%, 01/31/2060	440,000	434,184
4.20%, 01/31/2050	1,255,000	1,334,255
MPLX LP
4.00%, 03/15/2028	70,000	76,180
4.88%, 12/01/2024	735,000	821,132
5.50%, 02/15/2049	720,000	808,650
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (a)	3,000,000	3,379,355
5.00%, 03/15/2027	460,000	518,850
5.75%, 05/15/2024	2,620,000	2,967,092
		$13,132,841
REITs — 3.42%
Alexandria Real Estate Equities Inc
4.70%, 07/01/2030	330,000	407,411
American Campus Communities Operating Partnership LP
3.88%, 01/30/2031	1,915,000	2,091,169

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs (continued)
Crown Castle International Corp
4.15%, 07/01/2050	$200,000	$228,604
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	845,000	909,286
Healthpeak Properties Inc
2.88%, 01/15/2031	1,255,000	1,324,731
Mid-America Apartments LP
1.70%, 02/15/2031	1,405,000	1,383,385
Prologis LP
3.00%, 04/15/2050	195,000	209,398
Spirit Realty LP
3.20%, 02/15/2031	1,655,000	1,615,086
VEREIT Operating Partnership LP
3.10%, 12/15/2029	760,000	761,329
Welltower Inc
2.75%, 01/15/2031	2,005,000	2,066,089
		$10,996,488

Retail — 0.28%
Home Depot Inc/The
3.30%, 04/15/2040	510,000	579,368
Walmart Inc
4.05%, 06/29/2048	245,000	319,747
		$899,115

Semiconductors — 4.10%
Applied Materials Inc
1.75%, 06/01/2030	595,000	613,075
Broadcom Inc
3.15%, 11/15/2025	3,000,000	3,249,386
4.70%, 04/15/2025	285,000	323,849
Lam Research Corp
4.00%, 03/15/2029	720,000	862,711
4.88%, 03/15/2049	45,000	63,696
Micron Technology Inc
2.50%, 04/24/2023	240,000	249,229
4.19%, 02/15/2027	1,830,000	2,079,656
NVIDIA Corp
3.50%, 04/01/2040	1,890,000	2,214,966
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 (a)	100,000	105,936
3.15%, 05/01/2027 (a)	900,000	972,714
Xilinx Inc
2.38%, 06/01/2030	1,195,000	1,254,499
2.95%, 06/01/2024	1,130,000	1,214,049
		$13,203,766

Software — 3.18%
Activision Blizzard Inc
2.50%, 09/15/2050	1,070,000	997,076
Adobe Inc
2.30%, 02/01/2030	140,000	150,613
Fiserv Inc
3.50%, 07/01/2029	1,775,000	2,023,350
4.40%, 07/01/2049	705,000	884,352
Microsoft Corp
3.70%, 08/08/2046	1,615,000	2,027,953
Oracle Corp
2.80%, 04/01/2027	1,515,000	1,665,804
salesforce.com Inc
3.70%, 04/11/2028	1,220,000	1,440,416

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Software (continued)
ServiceNow Inc
1.40%, 09/01/2030	$1,085,000	$1,059,907
		$10,249,471

Telecommunications — 4.11%
AT&T Inc
2.75%, 06/01/2031	1,220,000	1,287,171
3.50%, 06/01/2041	2,655,000	2,789,491
3.50%, 09/15/2053 (a)	390,000	377,061
3.50%, 02/01/2061	295,000	280,894
3.55%, 09/15/2055 (a)	2,064,000	2,000,372
Rogers Communications Inc
3.70%, 11/15/2049	820,000	911,379
4.35%, 05/01/2049	105,000	127,061
T-Mobile USA Inc
2.05%, 02/15/2028 (a)	1,465,000	1,499,896
Verizon Communications Inc
5.25%, 03/16/2037	2,130,000	2,949,750
Vodafone Group PLC
4.88%, 06/19/2049	820,000	1,018,100

		$13,241,175
TOTAL BONDS		$311,588,510
INVESTMENT COMPANIES — 3.06%	Shares Held	Value

Money Market Funds — 3.06%
Principal Government Money Market Fund — Institutional Class 0.00% (f),(g),(h),(i)	754,860	$754,860
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (i)	9,101,218	9,101,218

TOTAL INVESTMENT COMPANIES		$9,856,078
Total Investments		$321,444,588
Other Assets and Liabilities — 0.13%		423,648

Total Net Assets — 100.00%		$321,868,236

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,069,584 or 14.93% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security.
(g)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $754,860 or 0.23% of net assets.
(h)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(i) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			33.74%
Consumer, Non-cyclical			15.61%
Communications			10.59%
Technology			8.48%
Utilities			8.28%
Energy			7.82%
Industrial			5.30%
Consumer, Cyclical			4.06%
Investment Companies			3.06%
Basic Materials			2.93%
Other Assets and Liabilities			0.13%
TOTAL NET ASSETS			100.00%

Futures Contracts

					Value and Unrealized
Description and Expiration Date	Type	Contracts	Notional Amount	Appreciation/(Depreciation)
U.S. Treasury Ultra Long Bonds;
December 2020	Long		3	$665,438	$5,900

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$600,345		$2,468,078	$2,313,563	$754,860
	$600,345		$2,468,078	$2,313,563	$754,860

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.79%	Shares Held	Value

Apparel — 4.12%
adidas AG (a)	1,005	$325,332
boohoo Group PLC (a)	47,563	230,455
Carter's Inc	1,708	147,879
Deckers Outdoor Corp (a)	835	183,708
Fila Holdings Corp	4,637	145,315
Gildan Activewear Inc	8,908	175,544
Hanesbrands Inc	14,297	225,178
Kering SA	428	284,827
Levi Strauss & Co, Class A	9,050	121,270
LVMH Moet Hennessy Louis Vuitton SE	601	281,434
Puma SE (a)	3,794	341,894
Tapestry Inc	8,688	135,794
		$2,598,630

Beverages — 1.21%
Brown-Forman Corp, Class B	4,058	305,648
Davide Campari-Milano NV	31,463	343,767
Treasury Wine Estates Ltd	18,331	117,378
		$766,793

Chemicals — 1.43%
Givaudan SA	209	900,852

Commercial Services — 11.10%
Aaron's Inc	4,939	279,794
Adyen NV (a),(b)	768	1,415,944
Bright Horizons Family Solutions Inc (a)	2,204	335,096
China Yuhua Education Corp Ltd (b)	988,000	843,938
Global Payments Inc	1,558	276,670
GMO Payment Gateway Inc	1,600	170,521
New Oriental Education & Technology Group Inc ADR (a)	4,480	669,760
PayPal Holdings Inc (a)	6,776	1,335,075
Square Inc, Class A (a)	4,316	701,566
StoneCo Ltd, Class A (a)	5,169	273,389
TAL Education Group ADR (a)	9,176	697,743
		$6,999,496

Computers — 2.81%
Apple Inc	15,314	1,773,514

Construction Materials — 1.65%
Fortune Brands Home & Security Inc	5,227	452,240
Masco Corp	6,549	361,047
Patrick Industries Inc	3,987	229,332
		$1,042,619

Diversified Financial Services — 3.13%
Discover Financial Services	20,430	1,180,446
LexinFintech Holdings Ltd ADR (a)	12,678	86,844
Pagseguro Digital Ltd, Class A (a)	5,821	219,510
XP Inc, Class A (a)	11,725	488,815
		$1,975,615

Electronics — 0.45%
Garmin Ltd	3,003	284,864

Food — 1.93%
Kroger Co/The	32,253	1,093,699
Sprouts Farmers Market Inc (a)	6,052	126,669
		$1,220,368

Home Builders — 0.80%
DR Horton Inc	6,654	503,242

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Furnishings — 2.14%
Sleep Number Corp (a)	5,871	$287,151
Sony Corp	10,900	830,122
Tempur Sealy International Inc (a)	2,580	230,110
		$1,347,383

Internet — 29.82%
AfreecaTV Co Ltd	16,920	849,255
Alibaba Group Holding Ltd ADR (a)	5,020	1,475,780
Alphabet Inc, Class C (a)	838	1,231,525
Booking Holdings Inc (a)	167	285,683
eBay Inc	7,517	391,636
Expedia Group Inc	3,969	363,918
Facebook Inc, Class A (a)	5,852	1,532,639
Farfetch Ltd, Class A (a)	14,322	360,341
iQIYI Inc ADR (a)	27,451	619,844
JOYY Inc	13,755	1,109,616
Momo Inc ADR	5,193	71,456
Naspers Ltd, Class N	4,543	802,823
Netflix Inc (a)	2,600	1,300,078
Pinduoduo Inc ADR (a)	6,269	464,846
Rightmove PLC	37,417	302,625
Roku Inc (a)	5,550	1,047,840
Snap Inc, Class A (a)	41,080	1,072,599
Spotify Technology SA (a)	6,032	1,463,182
Tencent Holdings Ltd	19,845	1,309,761
Tencent Music Entertainment Group ADR (a)	22,486	332,118
Trip.com Group Ltd ADR (a)	20,827	648,553
Wayfair Inc, Class A (a)	2,109	613,740
Yandex NV, Class A (a)	14,250	929,812
ZOZO Inc	8,300	230,431
		$18,810,101

Leisure Time — 0.94%
Camping World Holdings Inc, Class A	19,941	593,245

Media — 4.15%
AMC Networks Inc, Class A (a)	4,627	114,333
Comcast Corp, Class A	6,545	302,772
Fox Corp, Class B (a)	9,830	274,945
MSG Networks Inc, Class A (a)	11,022	105,480
Sirius XM Holdings Inc	45,544	244,116
ViacomCBS Inc, Class B	15,970	447,320
Vivendi SA	10,502	293,051
Walt Disney Co/The	6,737	835,927
		$2,617,944

REITs — 0.62%
Equity Residential	3,646	187,149
Essex Property Trust Inc	1,015	203,802
		$390,951

Retail — 21.19%
American Eagle Outfitters Inc	14,148	209,532
ANTA Sports Products Ltd	31,000	320,398
Bed Bath & Beyond Inc (c)	26,859	402,348
Children's Place Inc/The (c)	5,745	162,871
Chipotle Mexican Grill Inc (a)	1,118	1,390,468
Dick's Sporting Goods Inc	5,297	306,590
Domino's Pizza Inc	2,246	955,179
Foot Locker Inc	5,097	168,354
Hennes & Mauritz AB, Class B	56,725	980,163
Home Depot Inc/The	5,228	1,451,868
Industria de Diseno Textil SA	37,642	1,050,374

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Li Ning Co Ltd	250,000	$1,161,283
Lowe's Cos Inc	2,627	435,714
Lululemon Athletica Inc (a)	3,433	1,130,727
Pandora A/S	3,464	249,685
Qurate Retail Inc, Series A	32,143	230,787
Signet Jewelers Ltd	17,435	326,034
Starbucks Corp	3,419	293,760
Urban Outfitters Inc (a)	34,044	708,455
Williams-Sonoma Inc	2,641	238,852
Zalando SE (a),(b)	12,716	1,191,219
		$13,364,661

Semiconductors — 2.12%
NVIDIA Corp	2,470	1,336,813

Software — 8.02%
Activision Blizzard Inc	10,947	886,159
Bilibili Inc ADR (a)	20,853	867,485
Electronic Arts Inc (a)	2,261	294,857
Fiserv Inc (a)	2,374	244,641
Microsoft Corp	6,190	1,301,943
NetEase Inc ADR	700	318,269
Pearl Abyss Corp (a)	750	129,671
Take-Two Interactive Software Inc (a)	6,147	1,015,607
		$5,058,632

Telecommunications — 1.70%
AT&T Inc	22,294	635,602
Xiaomi Corp, Class B (a),(b)	166,800	440,134
		$1,075,736

Textiles — 0.46%
Mohawk Industries Inc (a)	2,949	287,793
TOTAL COMMON STOCKS		$62,949,252
INVESTMENT COMPANIES — 0.70%	Shares Held	Value

Money Market Funds — 0.70%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(d),(e),(f)	306,416	$306,416
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (f)	132,794	132,794
TOTAL INVESTMENT COMPANIES		$439,210
Total Investments		$63,388,462
Other Assets and Liabilities — (0.49)%		(308,867)

Total Net Assets — 100.00%		$63,079,595

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,891,235 or 6.17% of net assets.
(c) Security or a portion of the security was on loan at the end of the period.
(d)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $306,416 or 0.49% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(f) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Communications			35.67%
Consumer, Cyclical			29.64%
Consumer, Non-cyclical			14.25%
Technology			12.95%
Financial			3.75%
Industrial			2.10%
Basic Materials			1.43%
Investment Companies			0.70%
Other Assets and Liabilities			(0.49)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$736,189		$3,542,321	$3,972,094	$306,416
	$736,189		$3,542,321	$3,972,094	$306,416

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.56%	Shares Held	Value

Advertising — 0.19%
Omnicom Group Inc	881	$43,609

Aerospace & Defense — 1.74%
Lockheed Martin Corp	565	216,553
Teledyne Technologies Inc (a)	620	192,330
		$408,883

Apparel — 0.37%
NIKE Inc, Class B	683	85,744

Banks — 0.59%
M&T Bank Corp	1,492	137,398

Beverages — 2.75%
Brown-Forman Corp, Class B	3,410	256,841
Coca-Cola Co/The	2,741	135,323
Monster Beverage Corp (a)	2,349	188,390
PepsiCo Inc	463	64,172
		$644,726

Biotechnology — 0.56%
Alexion Pharmaceuticals Inc (a)	669	76,554
Biogen Inc (a)	197	55,885
		$132,439

Chemicals — 2.65%
Air Products & Chemicals Inc	279	83,103
Ecolab Inc	339	67,746
RPM International Inc	2,287	189,455
Sherwin-Williams Co/The	403	280,786
		$621,090

Commercial Services — 8.66%
Automatic Data Processing Inc	1,354	188,869
Booz Allen Hamilton Holding Corp	2,056	170,607
Cintas Corp	778	258,942
FleetCor Technologies Inc (a)	788	187,623
MarketAxess Holdings Inc	643	309,662
Moody's Corp	865	250,720
Rollins Inc	1,677	90,877
S&P Global Inc	551	198,691
TransUnion	2,356	198,210
Verisk Analytics Inc	946	175,303
		$2,029,504

Computers — 2.17%
Accenture PLC, Class A	1,151	260,115
Apple Inc	2,147	248,644
		$508,759

Distribution/Wholesale — 2.28%
Copart Inc (a)	2,479	260,692
Fastenal Co	6,080	274,147
		$534,839

Diversified Financial Services — 6.29%
Blackstone Group Inc/The	1,167	60,917
Cboe Global Markets Inc	1,838	161,266
KKR & Co Inc, Class A	5,126	176,027
Mastercard Inc, Class A	716	242,130
Nasdaq Inc	2,041	250,451
SEI Investments Co	3,828	194,156
T Rowe Price Group Inc	1,243	159,378

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa Inc, Class A	1,152	$230,365
		$1,474,690

Electric — 3.97%
Alliant Energy Corp	2,812	145,240
American Electric Power Co Inc	684	55,903
CMS Energy Corp	2,426	148,981
Duke Energy Corp	1,598	141,519
Evergy Inc	3,205	162,878
Southern Co/The	1,011	54,816
WEC Energy Group Inc	1,588	153,877
Xcel Energy Inc	979	67,561
		$930,775

Electrical Components & Equipment — 2.66%
AMETEK Inc	2,435	242,039
Emerson Electric Co	3,267	214,217
Universal Display Corp	924	167,004
		$623,260

Electronics — 4.24%
Allegion PLC	532	52,620
Amphenol Corp, Class A	685	74,165
Garmin Ltd	1,658	157,278
Honeywell International Inc	377	62,058
Keysight Technologies Inc (a)	645	63,713
Mettler-Toledo International Inc (a)	298	287,793
Roper Technologies Inc	595	235,090
Waters Corp (a)	314	61,444
		$994,161

Environmental Control — 0.92%
Republic Services Inc	2,320	216,572

Food — 2.44%
General Mills Inc	2,992	184,547
Hershey Co/The	1,454	208,416
Lamb Weston Holdings Inc	1,687	111,798
Mondelez International Inc, Class A	1,156	66,412
		$571,173

Healthcare — Products — 8.78%
Abbott Laboratories	1,904	207,212
Align Technology Inc (a)	288	94,280
Cooper Cos Inc/The	646	217,780
Edwards Lifesciences Corp (a)	3,067	244,808
IDEXX Laboratories Inc (a)	575	226,038
Intuitive Surgical Inc (a)	118	83,726
Medtronic PLC	605	62,872
ResMed Inc	1,308	224,230
Teleflex Inc	621	211,401
Thermo Fisher Scientific Inc	500	220,760
West Pharmaceutical Services Inc	965	265,278
		$2,058,385

Healthcare — Services — 2.23%
Anthem Inc	571	153,365
Humana Inc	459	189,975
UnitedHealth Group Inc	575	179,268
		$522,608

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.85%
Lennar Corp, Class A	2,430	$198,482

Household Products — 1.02%
Colgate-Palmolive Co	3,100	239,165

Household Products/Wares — 3.36%
Avery Dennison Corp	1,280	163,635
Church & Dwight Co Inc	2,990	280,193
Clorox Co/The	1,305	274,272
Kimberly-Clark Corp	465	68,662
		$786,762

Insurance — 5.25%
Aflac Inc	1,421	51,653
Allstate Corp/The	1,990	187,339
American Financial Group Inc	1,586	106,230
Arch Capital Group Ltd (a)	5,180	151,515
Arthur J Gallagher & Co	624	65,882
Brown & Brown Inc	4,869	220,420
Everest Re Group Ltd	245	48,397
Fidelity National Financial Inc	1,571	49,188
Marsh & McLennan Cos Inc	1,402	160,809
Progressive Corp/The	2,004	189,719
		$1,231,152

Internet — 2.12%
Alphabet Inc, Class A (a)	45	65,952
Booking Holdings Inc (a)	123	210,414
CDW Corp	1,284	153,476
VeriSign Inc (a)	331	67,805
		$497,647

Lodging — 0.55%
Hilton Worldwide Holdings Inc	1,508	128,663

Machinery — Diversified — 1.81%
Dover Corp	1,427	154,601
IDEX Corp	413	75,335
Nordson Corp	1,009	193,547
		$423,483

Media — 1.12%
FactSet Research Systems Inc	787	263,551

Miscellaneous Manufacture — 1.39%
3M Co	982	157,297
Illinois Tool Works Inc	873	168,672
		$325,969

Packaging & Containers — 0.31%
Ball Corp	866	71,982

Pharmaceuticals — 3.02%
Eli Lilly & Co	1,650	244,233
Johnson & Johnson	1,544	229,871
Merck & Co Inc	1,915	158,849
Zoetis Inc	457	75,574
		$708,527

Real Estate — 0.22%
CBRE Group Inc, Class A (a)	1,085	50,962

REITs — 3.32%
American Tower Corp	917	221,666
Extra Space Storage Inc	1,461	156,312

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Federal Realty Investment Trust	525	$38,556
National Retail Properties Inc	1,200	41,412
Public Storage	292	65,034
Realty Income Corp	2,026	123,080
Vornado Realty Trust	3,908	131,739
		$777,799

Retail — 6.09%
AutoZone Inc (a)	142	167,225
Costco Wholesale Corp	521	184,955
Dollar General Corp	418	87,621
Domino's Pizza Inc	181	76,976
Home Depot Inc/The	673	186,899
Lowe's Cos Inc	590	97,857
O'Reilly Automotive Inc (a)	397	183,049
Ross Stores Inc	1,347	125,702
TJX Cos Inc/The	2,451	136,398
Tractor Supply Co	709	101,628
Walmart Inc	567	79,329
		$1,427,639

Semiconductors — 0.61%
Intel Corp	1,132	58,615
Teradyne Inc	1,069	84,943
		$143,558

Software — 12.40%
Adobe Inc (a)	603	295,729
ANSYS Inc (a)	605	197,974
Cadence Design Systems Inc (a)	3,149	335,778
Citrix Systems Inc	607	83,590
Fair Isaac Corp (a)	554	235,661
Intuit Inc	782	255,096
Jack Henry & Associates Inc	967	157,225
Microsoft Corp	1,283	269,853
MSCI Inc	496	176,963
Oracle Corp	4,203	250,919
Paychex Inc	2,703	215,618
Paycom Software Inc (a)	222	69,109
Veeva Systems Inc, Class A (a)	1,026	288,501
VMware Inc, Class A (a)	521	74,852
		$2,906,868

Telecommunications — 1.32%
Arista Networks Inc (a)	326	67,459
Cisco Systems Inc	1,574	62,000
Ubiquiti Inc	1,080	179,993
		$309,452

Transportation — 0.33%
Expeditors International of Washington Inc	867	78,481

Water — 0.98%
American Water Works Co Inc	1,185	171,683
Essential Utilities Inc	1,419	57,115
		$228,798

TOTAL COMMON STOCKS		$23,337,555

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2020 (unaudited)

INVESTMENT COMPANIES — 0.40%				Shares Held	Value

Money Market Fund — 0.40%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)				94,478	$94,478
TOTAL INVESTMENT COMPANIES					$94,478
Total Investments					$23,432,033
Other Assets and Liabilities — 0.04%					9,762

Total Net Assets — 100.00%					$23,441,795

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			33.08%
Technology			15.18%
Financial			14.66%
Industrial			14.16%
Consumer, Cyclical			10.13%
Utilities			4.95%
Communications			4.75%
Basic Materials			2.65%
Investment Companies			0.40%
Other Assets and Liabilities			0.04%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$52,718	$52,718	$—
	$—		$52,718	$52,718	$—

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS — 96.58%	Amount	Value

Banks — 33.45%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$5,880,000	$6,401,027
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	589,000	665,629
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),
3.65%, 12/20/2020 (a),(b)	2,006,000	1,965,880
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	570,000	604,770
Bank of Nova Scotia/The
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	2,448,000	2,533,680
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c)	2,300,000	2,494,850
Citigroup Inc
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	2,940,000	3,079,650
Citizens Financial Group Inc
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b),(d)	2,940,000	2,921,625
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	765,000	769,781
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b),(d)	4,410,000	4,652,550
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	2,131,000	3,580,080
Huntington Bancshares Inc
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	2,142,000	2,356,200
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	3,825,000	4,140,562
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00%, 09/15/2026 (a),(b)	885,000	892,744
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	3,279,000	3,746,257
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	5,880,000	5,902,050
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	1,224,000	1,288,260
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	4,121,000	4,436,720
		$52,432,315

Diversified Financial Services — 3.01%
Charles Schwab Corp/The
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	3,529,000	3,823,848
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	844,000	892,783
		$4,716,631

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric — 11.55%
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	$4,863,000	$4,930,453
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	5,880,000	6,219,893
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	4,410,000	4,895,100
Southern Co/The
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (b)	2,052,000	2,058,879
		$18,104,325

Gas — 1.45%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	2,291,000	2,273,818

Hand/Machine Tools — 1.95%
Stanley Black & Decker Inc
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (b)	2,940,000	3,057,202

Insurance — 33.03%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	2,940,000	3,061,346
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	1,224,000	1,336,964
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	5,600,000	6,294,568
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(c)	3,901,000	5,295,608
Cloverie PLC for Zurich Insurance Co Ltd
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	5,600,000	6,480,611
M&G PLC
6.50%, 10/20/2048	2,200,000	2,653,750
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(c)	2,940,000	3,358,950
MetLife Inc
9.25%, 04/08/2068 (c)	4,294,000	6,496,738
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	4,410,000	4,684,196
QBE Insurance Group Ltd
(10-year Swap rate + 4.40%),
5.88%, 06/17/2046 (b)	2,200,000	2,403,619
Sumitomo Life Insurance Co
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(c)	5,908,000	6,690,928
Voya Financial Inc
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b),(d)	2,940,000	3,013,500
		$51,770,778

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines — 8.95%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b)	$4,410,000	$4,432,050
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	2,940,000	2,799,615
Transcanada Trust
(3-month USD LIBOR + 4.15%),
5.50%, 09/15/2079 (b)	6,472,000	6,795,600
		$14,027,265

REITs — 0.96%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (b),(c)	600,000	590,381
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (b),(c)	924,000	907,710
		$1,498,091

Telecommunications — 2.23%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	2,940,000	3,488,672
TOTAL BONDS		$151,369,097
INVESTMENT COMPANIES — 4.05%	Shares Held	Value

Money Market Funds — 4.05%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g),(h)	1,930,090	$1,930,090
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)	4,414,826	4,414,826
TOTAL INVESTMENT COMPANIES		$6,344,916
Total Investments		$157,714,013
Other Assets and Liabilities — (0.63)%		(984,244)

Total Net Assets — 100.00%		$156,729,769

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,581,422 or 18.87% of net assets.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security.
(f)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,930,090 or 1.23% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(h) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			70.45%
Utilities			13.00%
Energy			8.95%
Investment Companies			4.05%
Communications			2.23%
Industrial			1.95%
Other Assets and Liabilities			(0.63)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,865,310		$8,890,700	$9,825,920	$1,930,090
	$2,865,310		$8,890,700	$9,825,920	$1,930,090

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2020 (unaudited)

PREFERRED STOCKS — 15.02%	Shares Held	Value

Banks — 6.59%
Associated Banc-Corp; Series F
5.63%, 09/15/2025 (a)	1,890	$51,824
JPMorgan Chase & Co; Series DD
5.75%, 12/01/2023 (a)	5,250	143,377
JPMorgan Chase & Co; Series EE
6.00%, 03/01/2024 (a)	5,250	144,060
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a),(b)	15,750	429,975
Synovus Financial Corp; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a),(b)	10,500	270,165
Wells Fargo & Co; Series L
7.50%, 07/15/2023 (a)	79	106,022
Wells Fargo & Co; Series Z
4.75%, 03/15/2025 (a)	11,305	284,208
		$1,429,631

Electric — 0.00%
Duke Energy Corp; Series A
5.75%, 06/15/2024 (a)	10	275

Insurance — 4.16%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (a)	10,500	281,190
American International Group Inc; Series A
5.85%, 03/15/2024 (a)	7,811	212,537
MetLife Inc; Series F
4.75%, 03/15/2025 (a)	15,750	409,815
		$903,542

Telecommunications — 4.27%
AT&T Inc; Series A
5.00%, 12/12/2024 (a)	10,500	280,455
AT&T Inc; Series C
4.75%, 02/18/2025 (a)	25,383	647,267
		$927,722
TOTAL PREFERRED STOCKS		$3,261,170
	Principal
BONDS — 83.14%	Amount	Value

Banks — 70.55%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$210,000	$228,608
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	525,000	593,302
Bank of New York Mellon Corp/The
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	525,000	557,025
Bank of Nova Scotia/The
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	525,000	543,375
BNP Paribas SA
(5-year Swap rate + 6.31%),
7.63%, 03/30/2021 (a),(b)	525,000	534,188
Citizens Financial Group Inc
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	525,000	547,507
Comerica Inc
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	525,000	551,250

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Credit Agricole SA
(5-year Swap rate + 4.90%),
7.88%, 01/23/2024 (a),(b)	$787,000	$869,635
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.82%),
6.38%, 08/21/2026 (a),(b),(c)	367,000	392,231
(5-year Swap rate + 5.11%),
7.13%, 07/29/2022 (a),(b)	500,000	520,625
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	500,000	503,125
HSBC Holdings PLC
(5-year Swap rate + 4.37%),
6.38%, 03/30/2025 (a),(b)	787,000	823,741
Huntington Bancshares Inc
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	525,000	577,500
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b)	787,000	817,496
Lloyds Banking Group PLC
(5-year Swap rate + 4.50%),
7.50%, 09/27/2025 (a),(b)	787,000	838,155
M&T Bank Corp
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	525,000	543,375
Natwest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025 (a),(b)	787,000	873,570
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c)	787,000	887,996
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b)	787,000	832,740
Standard Chartered PLC
(5-year Swap rate + 6.30%),
7.50%, 04/02/2022 (a),(b)	787,000	804,833
State Street Corp
(3-month USD LIBOR + 3.60%),
3.85%, 12/15/2020 (a),(b)	525,000	522,008
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	525,000	552,563
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b)	787,000	840,122
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	525,000	565,222
		$15,320,192

Diversified Financial Services — 5.17%
Charles Schwab Corp/The
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	525,000	568,864
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	525,000	555,345
		$1,124,209

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric — 4.52%
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)		$420,000	$425,826
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)		525,000	555,347
			$981,173

Insurance — 2.90%
MetLife Inc
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)		200,000	199,550
Voya Financial Inc
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)		420,000	430,500
			$630,050
TOTAL BONDS			$18,055,624
INVESTMENT COMPANIES — 1.09%		Shares Held	Value

Money Market Fund — 1.09%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (d)		236,211	$236,211
TOTAL INVESTMENT COMPANIES			$236,211
Total Investments			$21,553,005
Other Assets and Liabilities — 0.75%			163,145
Total Net Assets — 100.00%			$21,716,150

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,280,227 or 5.90% of net assets.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	89.37%
Utilities	4.52%
Communications	4.27%
Investment Companies	1.09%
Other Assets and Liabilities	0.75%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2020 (unaudited)

	Principal
BONDS — 99.94%	Amount	Value

Asset-Backed Securities — 16.92%
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	$159,841	$161,052
CCG Receivables Trust 2018-1 A2
2.50%, 06/16/2025 (a)	44,991	45,161
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023 (a)	59,927	60,396
Navient Private Education Loan Trust 2018-BA
1.69%, 12/15/2059 (a),(b)	230,057	233,013
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023	125,000	125,161
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023	250,000	250,165
SMB Private Education Loan Trust 2015-B
1.35%, 07/15/2027 (a),(b)	142,937	143,122
Verizon Owner Trust 2018-A A1A
3.23%, 04/20/2023	256,000	259,968
Verizon Owner Trust 2020-B
0.47%, 02/20/2025	250,000	250,240
Volvo Financial Equipment Master Owner Trust 2018-A
0.67%, 07/17/2023 (a),(b)	325,000	325,355
Westlake Automobile Receivables Trust 2018-1A C
2.92%, 05/15/2023 (a)	6,264	6,271
Westlake Automobile Receivables Trust 2020-2A
0.93%, 02/15/2024 (a)	250,000	250,989
		$2,110,893

Banks — 24.19%
Bank of America Corp
2.63%, 10/19/2020	205,000	205,223
Citibank NA
(3-month USD LIBOR + 0.57%),
0.83%, 07/23/2021 (c)	250,000	250,950
Citigroup Inc
2.70%, 03/30/2021	200,000	202,364
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020	250,000	251,300
Fifth Third Bancorp
2.60%, 06/15/2022	279,000	288,449
Goldman Sachs Group Inc/The
5.75%, 01/24/2022	250,000	267,042
HSBC Holdings PLC
(3-month USD LIBOR + 1.66%),
1.91%, 05/25/2021 (c)	250,000	252,518
ING Bank NV
(3-month USD LIBOR + 0.88%),
1.16%, 08/15/2021 (a),(c)	200,000	201,319
KeyCorp
5.10%, 03/24/2021	245,000	250,577
Morgan Stanley
0.79%, 01/20/2023 (b)	200,000	200,406
Truist Bank
(3-month USD LIBOR + 0.50%),
0.75%, 10/26/2021 (c)	200,000	200,077
Wells Fargo & Co
(3-month USD LIBOR + 1.03%),
1.27%, 07/26/2021 (c)	444,000	447,241
		$3,017,466

Beverages — 2.04%
Keurig Dr Pepper Inc
3.55%, 05/25/2021	250,000	255,010

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Biotechnology — 2.01%
Gilead Sciences Inc
0.75%, 09/29/2023	$250,000	$250,525

Chemicals — 2.01%
DuPont de Nemours Inc
3.77%, 11/15/2020	250,000	251,026

Diversified Financial Services — 2.14%
American Express Co
(3-month USD LIBOR + 0.53%),
0.81%, 05/17/2021 (c)	266,000	266,661

Electric — 11.56%
Alabama Power Co
3.38%, 10/01/2020	250,000	250,000
Dominion Energy Inc
(3-month USD LIBOR + 0.53%),
0.78%, 09/15/2023 (c)	150,000	150,240
2.72%, 08/15/2021 (b)	250,000	254,578
DTE Energy Co
2.60%, 06/15/2022	400,000	412,654
NextEra Energy Capital Holdings Inc
(3-month USD LIBOR + 0.48%),
0.73%, 05/04/2021 (c)	374,000	374,851
		$1,442,323

Electronics — 2.01%
Honeywell International Inc
0.48%, 08/19/2022	250,000	250,412

Food — 2.04%
Tyson Foods Inc
2.25%, 08/23/2021	250,000	253,964

Insurance — 6.00%
MassMutual Global Funding II
2.00%, 04/15/2021 (a)	200,000	201,897
Metropolitan Life Global Funding I
0.90%, 06/08/2023 (a)	250,000	252,692
New York Life Global Funding
1.70%, 09/14/2021 (a)	290,000	294,055
		$748,644

Machinery — Construction & Mining — 2.41%
Caterpillar Financial Services Corp
(3-month USD LIBOR + 0.30%),
0.55%, 03/08/2021 (c)	300,000	300,442

Oil & Gas — 5.64%
BP Capital Markets America Inc
4.74%, 03/11/2021	200,000	203,812
Phillips 66
(3-month USD LIBOR + 0.60%),
0.83%, 02/26/2021 (c)	500,000	500,053
		$703,865

Pharmaceuticals — 8.42%
AbbVie Inc
2.15%, 11/19/2021 (a)	400,000	407,430
AstraZeneca PLC
2.38%, 06/12/2022	379,000	390,339
CVS Health Corp
3.35%, 03/09/2021	250,000	253,265
		$1,051,034

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Retail — 3.21%
McDonald's Corp
(3-month USD LIBOR + 0.43%),
0.68%, 10/28/2021 (c)		$400,000	$401,138

Software — 2.03%
Oracle Corp
1.90%, 09/15/2021		250,000	253,562

Telecommunications — 5.34%
AT&T Inc
2.63%, 12/01/2022		421,000	438,539
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III
LLC
3.36%, 03/20/2023 (a)		225,000	227,520
			$666,059

Transportation — 1.97%
Penske Truck Leasing Co LP / PTL Finance Corp
3.65%, 07/29/2021 (a)		240,000	245,607
TOTAL BONDS			$12,468,631
INVESTMENT COMPANIES — 1.86%		Shares Held	Value

Money Market Fund — 1.86%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (d)		232,414	$232,414
TOTAL INVESTMENT COMPANIES			$232,414
Total Investments			$12,701,045
Other Assets and Liabilities — (1.80)%			(225,157)

Total Net Assets — 100.00%			$12,475,888

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,894,827 or 23.20% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	32.33%
Asset-Backed Securities	16.92%
Consumer, Non-cyclical	14.51%
Utilities	11.56%
Industrial	6.38%
Energy	5.64%
Communications	5.34%
Consumer, Cyclical	3.22%
Technology	2.03%
Basic Materials	2.01%
Investment Companies	1.86%
Other Assets and Liabilities	(1.80)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$11,413		$103,635	$115,048	$—
	$11,413		$103,635	$115,048	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.65%	Shares Held	Value
Advertising — 0.34%
Omnicom Group Inc	475	$23,512
Aerospace & Defense — 0.45%
General Dynamics Corp	106	14,673
Lockheed Martin Corp	42	16,098
		$30,771

Agriculture — 0.88%
Altria Group Inc	519	20,054
Philip Morris International Inc	546	40,945
		$60,999

Airlines — 0.80%
Delta Air Lines Inc	915	27,981
Southwest Airlines Co	732	27,450
		$55,431

Apparel — 0.48%
NIKE Inc, Class B	265	33,268
Auto Manufacturers — 0.61%
Cummins Inc	105	22,172
PACCAR Inc	233	19,870
		$42,042

Banks — 5.13%
Bank of America Corp	1,976	47,602
Bank of New York Mellon Corp/The	501	17,204
Citizens Financial Group Inc	899	22,727
Fifth Third Bancorp	1,139	24,283
Goldman Sachs Group Inc/The	111	22,308
Huntington Bancshares Inc	2,060	18,890
JPMorgan Chase & Co	781	75,187
KeyCorp	1,631	19,458
M&T Bank Corp	163	15,011
PNC Financial Services Group Inc/The	176	19,344
Regions Financial Corp	1,886	21,746
State Street Corp	316	18,748
US Bancorp	490	17,566
Wells Fargo & Co	590	13,871
		$353,945

Beverages — 1.79%
Coca-Cola Co/The	983	48,531
Monster Beverage Corp (a)	356	28,551
PepsiCo Inc	333	46,154
		$123,236

Biotechnology — 1.14%
Alexion Pharmaceuticals Inc (a)	51	5,836
Amgen Inc	138	35,074
Biogen Inc (a)	40	11,347
Illumina Inc (a)	31	9,582
Incyte Corp (a)	59	5,295
Regeneron Pharmaceuticals Inc (a)	21	11,755
		$78,889

Chemicals — 0.75%
LyondellBasell Industries NV, Class A	214	15,085
PPG Industries Inc	126	15,382
Sherwin-Williams Co/The	31	21,599
		$52,066

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services — 1.91%
Cintas Corp	83	$27,625
FleetCor Technologies Inc (a)	75	17,858
Gartner Inc (a)	693	86,590
		$132,073

Computers — 12.63%
Apple Inc	4,150	480,612
Cognizant Technology Solutions Corp, Class A	1,484	103,019
Hewlett Packard Enterprise Co	7,109	66,611
HP Inc	3,988	75,732
International Business Machines Corp	622	75,679
Seagate Technology PLC	1,415	69,717
		$871,370

Distribution/Wholesale — 0.59%
Fastenal Co	454	20,471
WW Grainger Inc	57	20,336
		$40,807

Diversified Financial Services — 4.25%
Capital One Financial Corp	334	24,001
Charles Schwab Corp/The	502	18,188
Discover Financial Services	474	27,388
Mastercard Inc, Class A	226	76,426
Synchrony Financial	1,050	27,479
T Rowe Price Group Inc	174	22,310
Visa Inc, Class A	489	97,785
		$293,577

Electric — 1.36%
Alliant Energy Corp	267	13,791
DTE Energy Co	135	15,530
Duke Energy Corp	159	14,081
Edison International	236	11,998
Evergy Inc	235	11,943
Sempra Energy	114	13,493
Southern Co/The	239	12,959
		$93,795

Electrical Components & Equipment — 0.57%
AMETEK Inc	198	19,681
Emerson Electric Co	295	19,343
		$39,024

Electronics — 1.10%
Amphenol Corp, Class A	193	20,896
Honeywell International Inc	107	17,613
TE Connectivity Ltd	224	21,894
Waters Corp (a)	79	15,459
		$75,862

Food — 1.77%
General Mills Inc	382	23,562
Hershey Co/The	151	21,644
Kraft Heinz Co/The	812	24,319
Kroger Co/The	867	29,400
Mondelez International Inc, Class A	401	23,038
		$121,963

Forest Products & Paper — 0.20%
International Paper Co	341	13,824

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products — 2.02%
Abbott Laboratories	419	$45,600
Cooper Cos Inc/The	179	60,344
Medtronic PLC	322	33,462
		$139,406

Healthcare — Services — 2.98%
Humana Inc	157	64,981
Quest Diagnostics Inc	615	70,411
UnitedHealth Group Inc	225	70,148
		$205,540

Home Builders — 1.28%
DR Horton Inc	591	44,697
Lennar Corp, Class A	535	43,699
		$88,396

Household Products — 1.60%
Colgate-Palmolive Co	302	23,299
Procter & Gamble Co/The	625	86,869
		$110,168

Household Products/Wares — 0.78%
Church & Dwight Co Inc	312	29,238
Clorox Co/The	118	24,800
		$54,038

Insurance — 3.69%
Allstate Corp/The	184	17,322
Arch Capital Group Ltd (a)	593	17,345
Berkshire Hathaway Inc, Class B (a)	575	122,440
Fidelity National Financial Inc	679	21,259
Hartford Financial Services Group Inc/The	480	17,693
Markel Corp (a)	18	17,527
MetLife Inc	552	20,518
Prudential Financial Inc	323	20,517
		$254,621

Internet — 14.72%
Alphabet Inc, Class A (a)	173	253,549
Amazon.com Inc (a)	101	318,022
Booking Holdings Inc (a)	20	34,213
CDW Corp	739	88,333
eBay Inc	883	46,004
Expedia Group Inc	464	42,544
Facebook Inc, Class A (a)	683	178,878
Netflix Inc (a)	101	50,503
NortonLifeLock Inc	164	3,418
		$1,015,464

Lodging — 0.70%
MGM Resorts International	2,213	48,133
Media — 3.24%
Comcast Corp, Class A	1,472	68,095
Discovery Inc, Class A (a),(b)	1,343	29,237
Fox Corp, Class A	1,105	30,752
ViacomCBS Inc, Class B	1,892	52,995
Walt Disney Co/The	345	42,807
		$223,886

Miscellaneous Manufacture — 0.84%
3M Co	103	16,498

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Illinois Tool Works Inc	100	$19,321
Parker-Hannifin Corp	108	21,853
		$57,672

Oil & Gas — 1.56%
Chevron Corp	328	23,616
ConocoPhillips	465	15,271
EOG Resources Inc	399	14,340
Exxon Mobil Corp	1,062	36,458
Marathon Petroleum Corp	607	17,809
		$107,494

Pharmaceuticals — 7.12%
AbbVie Inc	651	57,021
Bristol-Myers Squibb Co	772	46,544
Cardinal Health Inc	1,035	48,593
Cigna Corp	279	47,266
CVS Health Corp	440	25,696
Eli Lilly & Co	212	31,380
Johnson & Johnson	747	111,213
Merck & Co Inc	751	62,296
Pfizer Inc	1,666	61,142
		$491,151

Pipelines — 0.47%
Cheniere Energy Inc (a)	428	19,803
Kinder Morgan Inc	1,032	12,725
		$32,528

REITs — 0.29%
Simon Property Group Inc	307	19,857

Retail — 3.98%
Costco Wholesale Corp	112	39,760
Home Depot Inc/The	271	75,260
McDonald's Corp	125	27,436
O'Reilly Automotive Inc (a)	88	40,575
Ulta Beauty Inc (a)	151	33,821
Walgreens Boots Alliance Inc	570	20,474
Walmart Inc	264	36,936
		$274,262

Semiconductors — 6.54%
Intel Corp	1,281	66,330
Maxim Integrated Products Inc	1,420	96,006
NVIDIA Corp	104	56,287
QUALCOMM Inc	1,020	120,034
Skyworks Solutions Inc	772	112,326
		$450,983

Software — 8.24%
Adobe Inc (a)	114	55,909
Akamai Technologies Inc (a)	46	5,085
ANSYS Inc (a)	23	7,527
Cerner Corp	81	5,856
Citrix Systems Inc	32	4,407
Microsoft Corp	1,919	403,623
Oracle Corp	536	31,999
Paychex Inc	225	17,948
salesforce.com Inc (a)	129	32,420
SS&C Technologies Holdings Inc	64	3,873
		$568,647

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Telecommunications — 2.29%
Arista Networks Inc (a)		17	$3,518
AT&T Inc		1,828	52,116
Cisco Systems Inc		1,014	39,942
Verizon Communications Inc		1,053	62,643
			$158,219

Transportation — 0.56%
CSX Corp		245	19,029
Union Pacific Corp		99	19,490
			$38,519
TOTAL COMMON STOCKS			$6,875,438
INVESTMENT COMPANIES — 0.57%		Shares Held	Value

Money Market Funds — 0.57%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)		22,406	$22,406
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)		16,613	16,613
TOTAL INVESTMENT COMPANIES			$39,019
Total Investments			$6,914,457
Other Assets and Liabilities — (0.22)%			(15,041)

Total Net Assets — 100.00%			$6,899,416

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $22,406 or 0.32% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Technology	27.41%
Consumer, Non-cyclical	21.99%
Communications	20.60%
Financial	13.36%
Consumer, Cyclical	8.44%
Industrial	3.51%
Energy	2.03%
Utilities	1.36%
Basic Materials	0.95%
Investment Companies	0.57%
Other Assets and Liabilities	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$21,902		$96,420	$95,916	$22,406
	$21,902		$96,420	$95,916	$22,406

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.62%	Shares Held	Value
Banks — 3.25%
Bank of America Corp	788,479	$18,994,459
JPMorgan Chase & Co	187,053	18,007,592
Wells Fargo & Co	587,615	13,814,829
		$50,816,880

Beverages — 5.11%
Coca-Cola Co/The	936,360	46,228,093
PepsiCo Inc	242,713	33,640,022
		$79,868,115

Biotechnology — 2.33%
Amgen Inc	143,176	36,389,612
Computers — 3.40%
Apple Inc	458,040	53,045,612
Diversified Financial Services — 4.92%
Mastercard Inc, Class A	120,602	40,783,978
Visa Inc, Class A	180,797	36,153,976
		$76,937,954

Electric — 2.15%
NextEra Energy Inc	121,110	33,615,292
Healthcare — Products — 7.62%
Abbott Laboratories	369,173	40,177,098
Medtronic PLC	323,226	33,589,646
Thermo Fisher Scientific Inc	102,716	45,351,168
		$119,117,912

Healthcare — Services — 1.35%
UnitedHealth Group Inc	67,436	21,024,522
Household Products — 2.36%
Procter & Gamble Co/The	264,921	36,821,370
Insurance — 2.17%
Berkshire Hathaway Inc, Class B (a)	159,430	33,949,024
Internet — 12.04%
Alphabet Inc, Class A (a)	25,006	36,648,794
Amazon.com Inc (a)	21,263	66,951,446
Facebook Inc, Class A (a)	174,629	45,735,335
Netflix Inc (a)	77,600	38,802,328
		$188,137,903

Media — 4.91%
Comcast Corp, Class A	847,849	39,221,495
Walt Disney Co/The	301,644	37,427,987
		$76,649,482

Oil & Gas — 2.75%
Chevron Corp	231,095	16,638,840
Exxon Mobil Corp	764,366	26,240,685
		$42,879,525

Pharmaceuticals — 10.84%
Eli Lilly & Co	209,219	30,968,596
Johnson & Johnson	316,044	47,052,631
Merck & Co Inc	538,604	44,677,202
Pfizer Inc	1,269,704	46,598,137
		$169,296,566

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Retail — 10.64%
Costco Wholesale Corp		145,302	$51,582,210
Home Depot Inc/The		89,718	24,915,586
McDonald's Corp		176,129	38,658,554
Walmart Inc		364,537	51,002,372
			$166,158,722

Semiconductors — 3.24%
Intel Corp		310,779	16,092,137
NVIDIA Corp		63,829	34,545,531
			$50,637,668

Software — 13.93%
Adobe Inc (a)		91,549	44,898,376
Microsoft Corp		409,482	86,126,349
Oracle Corp		600,497	35,849,671
salesforce.com Inc (a)		202,264	50,832,988
			$217,707,384

Telecommunications — 6.61%
AT&T Inc		995,356	28,377,599
Cisco Systems Inc		738,297	29,081,519
Verizon Communications Inc		771,259	45,882,198
			$103,341,316
TOTAL COMMON STOCKS			$1,556,394,859
INVESTMENT COMPANIES — 0.33%		Shares Held	Value
Money Market Fund — 0.33%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)		5,219,279	$5,219,279
TOTAL INVESTMENT COMPANIES			$5,219,279
Total Investments			$1,561,614,138
Other Assets and Liabilities — 0.05%			764,003
Total Net Assets — 100.00%			$1,562,378,141

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	29.60%
Communications	23.56%
Technology	20.57%
Consumer, Cyclical	10.64%
Financial	10.35%
Energy	2.75%
Utilities	2.15%
Investment Companies	0.33%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.60%	Shares Held	Value

Advertising — 0.01%
National CineMedia Inc	21,504	$58,383

Agriculture — 0.17%
Vector Group Ltd	110,582	1,071,540

Airlines — 0.69%
Allegiant Travel Co	10,322	1,236,575
Hawaiian Holdings Inc	61,629	794,398
Spirit Airlines Inc (a)	147,617	2,376,634
		$4,407,607

Apparel — 0.94%
Kontoor Brands Inc (a)	69,800	1,689,160
Levi Strauss & Co, Class A	85,367	1,143,918
Oxford Industries Inc	12,518	505,226
Steven Madden Ltd	49,084	957,138
Wolverine World Wide Inc	63,951	1,652,494
		$5,947,936

Auto Manufacturers — 0.26%
Wabash National Corp	136,228	1,629,287

Auto Parts & Equipment — 1.10%
Dana Inc	99,951	1,231,396
Douglas Dynamics Inc	17,660	603,972
Gentherm Inc (a)	14,833	606,670
Goodyear Tire & Rubber Co/The	453,457	3,478,015
Methode Electronics Inc	25,267	720,110
Standard Motor Products Inc	8,040	358,986
		$6,999,149

Banks — 10.68%
1st Source Corp	9,950	306,858
Amalgamated Bank, Class A	17,336	183,415
Ameris Bancorp	76,358	1,739,435
Associated Banc-Corp	264,768	3,341,372
Atlantic Capital Bancshares Inc (a)	12,062	136,904
Atlantic Union Bankshares Corp	74,220	1,586,081
BancorpSouth Bank	92,020	1,783,348
Bank of Hawaii Corp	47,164	2,382,725
Bank OZK	193,424	4,123,800
BankUnited Inc	140,712	3,083,000
Banner Corp	39,181	1,263,979
Cadence BanCorp	330,266	2,836,985
Cathay General Bancorp	62,869	1,363,000
Central Pacific Financial Corp	32,765	444,621
City Holding Co	11,744	676,572
Civista Bancshares Inc	7,995	100,097
ConnectOne Bancorp Inc	30,130	423,929
Customers Bancorp Inc (a)	38,638	432,746
Eagle Bancorp Inc	40,103	1,074,359
Enterprise Financial Services Corp	18,687	509,594
FB Financial Corp	25,643	644,152
Financial Institutions Inc	6,244	96,158
First Bancshares Inc/The	21,982	460,963
First Financial Corp	6,831	214,493
First Foundation Inc	22,655	296,101
First Hawaiian Inc	205,522	2,973,903
First Merchants Corp	37,763	874,591
First Midwest Bancorp Inc	147,059	1,585,296
First of Long Island Corp/The	9,493	140,591
Great Southern Bancorp Inc	8,073	292,404
Great Western Bancorp Inc	67,380	838,881
Hanmi Financial Corp	26,458	217,220

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
HarborOne Bancorp Inc (a)	74,307	$599,657
Hilltop Holdings Inc	95,233	1,959,895
Home BancShares Inc	134,292	2,035,867
Hope Bancorp Inc	204,044	1,547,674
Horizon Bancorp Inc	19,308	194,818
Independent Bank Group Inc	103,238	4,561,055
Kearny Financial Corp	96,784	697,813
Lakeland Bancorp Inc	22,160	220,492
Lakeland Financial Corp	16,190	667,028
Mercantile Bank Corp	8,890	160,198
Midland States Bancorp Inc	14,960	192,236
MidWestOne Financial Group Inc	6,355	113,564
NBT Bancorp Inc	25,272	677,795
Nicolet Bankshares Inc (a)	6,355	347,047
Old Second Bancorp Inc	23,770	178,156
Origin Bancorp Inc	10,833	231,393
Peapack-Gladstone Financial Corp	11,690	177,103
Peoples Bancorp Inc	12,554	239,656
Preferred Bank	18,883	606,522
Renasant Corp	45,489	1,033,510
S&T Bancorp Inc	30,991	548,231
Sandy Spring Bancorp Inc	39,650	915,122
ServisFirst Bancshares Inc	34,134	1,161,580
Simmons First National Corp, Class A	107,586	1,705,776
South State Corp	50,802	2,446,116
Stock Yards Bancorp Inc	8,550	291,042
TriCo Bancshares	15,810	387,187
United Community Banks Inc	72,775	1,232,081
Univest Financial Corp	23,423	336,588
Veritex Holdings Inc	88,067	1,499,781
Washington Trust Bancorp Inc	7,732	237,063
WesBanco Inc	47,344	1,011,268
Wintrust Financial Corp	78,437	3,141,402
		$67,782,289

Biotechnology — 2.35%
ADMA Biologics Inc (a),(b)	125,217	299,269
Agenus Inc (a)	211,899	847,596
ANI Pharmaceuticals Inc (a)	7,593	214,199
Ardelyx Inc (a)	80,223	421,171
Clearside Biomedical Inc (a),(b)	67,721	104,290
EyePoint Pharmaceuticals Inc (a),(b)	63,895	33,104
ImmunoGen Inc (a)	226,633	815,879
Innoviva Inc (a)	85,492	893,391
Intercept Pharmaceuticals Inc (a)	53,919	2,235,482
Lexicon Pharmaceuticals Inc (a),(b)	131,334	189,121
Ligand Pharmaceuticals Inc (a),(b)	46,588	4,440,768
Myriad Genetics Inc (a)	109,397	1,426,537
NGM Biopharmaceuticals Inc (a)	35,512	564,996
Prothena Corp PLC (a)	18,553	185,345
Puma Biotechnology Inc (a)	105,789	1,067,411
Radius Health Inc (a)	49,519	561,545
Rigel Pharmaceuticals Inc (a)	156,703	376,087
TransMedics Group Inc (a)	16,539	227,907
		$14,904,098

Chemicals — 2.16%
Amyris Inc (a),(b)	123,950	361,934
Avient Corp	77,548	2,051,920
Cabot Corp	31,969	1,151,843
Hawkins Inc	2,239	103,218
HB Fuller Co	52,145	2,387,198
Ingevity Corp (a)	53,965	2,668,030

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Innospec Inc	10,238	$648,270
Koppers Holdings Inc (a)	16,676	348,695
Minerals Technologies Inc	16,088	822,097
Orion Engineered Carbons S.A.	57,103	714,358
PQ Group Holdings Inc (a)	9,879	101,359
Sensient Technologies Corp	40,728	2,351,635
		$13,710,557

Coal — 0.25%
Warrior Met Coal Inc	94,043	1,606,254

Commercial Services — 4.23%
ABM Industries Inc	57,674	2,114,329
ASGN Inc (a)	52,271	3,322,345
Barrett Business Services Inc	6,368	333,938
BG Staffing Inc	7,622	64,558
Carriage Services Inc	6,912	154,207
Cass Information Systems Inc	7,242	291,418
Cimpress PLC (a)	33,741	2,535,974
Collectors Universe Inc	3,174	157,081
CorVel Corp (a)	8,168	697,792
Deluxe Corp	53,026	1,364,359
EVERTEC Inc	56,164	1,949,452
Forrester Research Inc (a)	6,326	207,430
Hackett Group Inc/The	22,407	250,510
Heidrick & Struggles International Inc	14,875	292,294
HMS Holdings Corp (a)	102,071	2,444,601
Kelly Services Inc, Class A	27,684	471,735
Kforce Inc	19,452	625,771
Korn Ferry	56,638	1,642,502
Medifast Inc	25,819	4,245,935
Monro Inc	23,459	951,732
Rent-A-Center Inc	45,436	1,358,082
Resources Connection Inc	21,637	249,907
SP Plus Corp (a)	6,756	121,270
TrueBlue Inc (a)	45,407	703,354
Viad Corp	13,400	279,122
		$26,829,698

Computers — 1.72%
Diebold Nixdorf Inc (a)	173,781	1,327,687
ExlService Holdings Inc (a)	22,108	1,458,465
Insight Enterprises Inc (a)	56,654	3,205,483
MTS Systems Corp	23,052	440,524
NetScout Systems Inc (a)	58,586	1,278,932
Super Micro Computer Inc (a)	34,120	900,768
TTEC Holdings Inc	17,954	979,391
Virtusa Corp (a)	26,654	1,310,310
		$10,901,560

Construction Materials — 1.73%
American Woodmark Corp (a)	6,229	489,226
Apogee Enterprises Inc	18,812	402,012
Boise Cascade Co	37,842	1,510,653
Griffon Corp	21,159	413,447
Patrick Industries Inc	21,173	1,217,871
PGT Innovations Inc (a)	45,480	796,809
Simpson Manufacturing Co Inc	38,217	3,713,164
UFP Industries Inc	42,727	2,414,503
		$10,957,685

Distribution/Wholesale — 1.87%
Core-Mark Holding Co Inc	9,891	286,147

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale (continued)
G-III Apparel Group Ltd (a)	50,880	$667,037
H&E Equipment Services Inc	38,669	760,233
KAR Auction Services Inc	135,531	1,951,646
ScanSource Inc (a)	14,786	293,206
Systemax Inc	8,515	203,849
Triton International Ltd	46,067	1,873,545
WESCO International Inc (a)	132,361	5,826,531
		$11,862,194

Diversified Financial Services — 4.24%
B. Riley Financial Inc	8,031	201,257
Brightsphere Investment Group Inc	62,057	800,535
Cohen & Steers Inc	23,826	1,328,061
Curo Group Holdings Corp	58,194	410,268
Diamond Hill Investment Group Inc	4,120	520,439
Encore Capital Group Inc (a)	44,531	1,718,451
Evercore Inc, Class A	73,816	4,831,995
Federated Hermes Inc	122,187	2,628,242
Navient Corp	354,981	2,999,590
Premier Financial Corp	30,214	470,583
Regional Management Corp (a)	10,444	173,997
Tradeweb Markets Inc, Class A	81,702	4,738,716
Virtus Investment Partners Inc	13,380	1,855,137
Waddell & Reed Financial Inc, Class A	282,892	4,200,946
		$26,878,217

Electric — 0.27%
NorthWestern Corp	35,374	1,720,591

Electrical Components & Equipment — 0.18%
Belden Inc	36,097	1,123,339

Electronics — 1.99%
Advanced Energy Industries Inc (a)	30,149	1,897,578
Atkore International Group Inc (a)	37,295	847,715
Avnet Inc	108,411	2,801,340
Badger Meter Inc	22,932	1,499,065
Comtech Telecommunications Corp	49,489	692,846
Fluidigm Corp (a)	39,938	296,739
OSI Systems Inc (a)	25,991	2,017,162
SMART Global Holdings Inc (a)	26,101	713,601
Watts Water Technologies Inc, Class A	18,352	1,837,953
		$12,603,999

Engineering & Construction — 1.84%
Arcosa Inc	13,426	591,952
Comfort Systems USA Inc	25,209	1,298,515
Construction Partners Inc, Class A (a)	17,893	325,653
Exponent Inc	31,960	2,302,079
Mistras Group Inc (a)	17,609	68,851
TopBuild Corp (a)	41,668	7,112,311
		$11,699,361

Entertainment — 1.20%
AMC Entertainment Holdings Inc, Class A (b)	151,536	713,734
Cinemark Holdings Inc	130,071	1,300,710
RCI Hospitality Holdings Inc	4,542	92,657
SeaWorld Entertainment Inc (a)	94,418	1,861,923
Six Flags Entertainment Corp	168,412	3,418,764
Twin River Worldwide Holdings Inc	8,484	222,875
		$7,610,663

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food — 1.41%
B&G Foods Inc (b)	64,483	$1,790,693
BellRing Brands Inc, Class A (a)	31,126	645,553
Hostess Brands Inc (a)	161,332	1,989,224
J&J Snack Foods Corp	8,137	1,060,983
John B Sanfilippo & Son Inc	6,255	471,502
Sprouts Farmers Market Inc (a)	79,120	1,655,982
TreeHouse Foods Inc (a)	33,702	1,365,942
		$8,979,879

Food Service — 0.25%
Healthcare Services Group Inc	74,105	1,595,481

Forest Products & Paper — 0.16%
Neenah Inc	10,790	404,301
Schweitzer-Mauduit International Inc	21,138	642,384
		$1,046,685

Gas — 1.01%
Chesapeake Utilities Corp	6,664	561,775
National Fuel Gas Co	88,952	3,610,562
South Jersey Industries Inc	115,565	2,226,937
		$6,399,274

Hand/Machine Tools — 1.25%
Franklin Electric Co Inc	23,837	1,402,331
Kennametal Inc	122,094	3,533,400
Regal Beloit Corp	31,981	3,002,057
		$7,937,788

Healthcare — Products — 5.22%
Accuray Inc (a)	64,757	155,417
AngioDynamics Inc (a)	32,938	397,232
Atrion Corp	902	564,652
Cantel Medical Corp	48,402	2,126,784
CONMED Corp	42,742	3,362,513
GenMark Diagnostics Inc (a)	100,681	1,429,670
Inspire Medical Systems Inc (a)	40,852	5,271,951
Invacare Corp	29,164	219,313
LeMaitre Vascular Inc	14,927	485,575
Luminex Corp	40,498	1,063,073
Meridian Bioscience Inc (a)	49,489	840,323
Natus Medical Inc (a)	24,773	424,362
OrthoPediatrics Corp (a)	17,624	809,294
Patterson Cos Inc	183,842	4,431,511
Silk Road Medical Inc (a)	35,446	2,382,326
SmileDirectClub Inc (a),(b)	733,199	8,563,764
Surgalign Holdings Inc (a)	50,324	91,086
Utah Medical Products Inc	1,865	148,958
Varex Imaging Corp (a)	29,269	372,302
		$33,140,106

Healthcare — Services — 5.10%
Acadia Healthcare Co Inc (a)	81,911	2,414,736
Brookdale Senior Living Inc (a)	229,843	583,801
Community Health Systems Inc (a)	172,355	727,338
Ensign Group Inc/The	30,611	1,746,664
Fulgent Genetics Inc (a),(b)	19,793	792,512
Magellan Health Inc (a)	18,513	1,402,915
MEDNAX Inc (a)	174,728	2,844,572
Medpace Holdings Inc (a)	31,469	3,516,661
National HealthCare Corp	8,551	532,813
OPKO Health Inc (a),(b)	818,700	3,021,003
Pennant Group Inc/The (a)	15,235	587,462

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Personalis Inc (a)	35,620	$771,885
Select Medical Holdings Corp (a)	103,199	2,148,603
Surgery Partners Inc (a)	68,739	1,505,384
Tenet Healthcare Corp (a)	231,930	5,684,604
Tivity Health Inc (a)	188,364	2,640,863
Triple-S Management Corp, Class B (a)	19,238	343,783
US Physical Therapy Inc	12,542	1,089,649
		$32,355,248

Home Builders — 3.02%
Century Communities Inc (a)	29,242	1,237,814
Installed Building Products Inc (a)	29,187	2,969,777
LCI Industries	10,725	1,139,960
Meritage Homes Corp (a)	37,807	4,173,515
Taylor Morrison Home Corp, Class A (a)	192,079	4,723,223
TRI Pointe Group Inc (a)	144,415	2,619,688
Winnebago Industries Inc	44,519	2,300,297
		$19,164,274

Home Furnishings — 0.06%
Ethan Allen Interiors Inc	26,135	353,868

Household Products — 0.17%
Edgewell Personal Care Co (a)	39,235	1,093,872

Household Products/Wares — 0.41%
ACCO Brands Corp	51,673	299,703
Quanex Building Products Corp	33,300	614,052
Spectrum Brands Holdings Inc	29,638	1,694,108
		$2,607,863

Insurance — 2.05%
American National Group Inc	9,797	661,591
CNO Financial Group Inc	194,714	3,123,213
Enstar Group Ltd (a)	4,934	796,841
Hallmark Financial Services Inc (a)	18,368	48,124
Kinsale Capital Group Inc	23,949	4,554,621
Mercury General Corp	50,715	2,098,079
Stewart Information Services Corp	25,749	1,126,004
Third Point Reinsurance Ltd (a)	89,989	625,424
		$13,033,897

Internet — 1.87%
ChannelAdvisor Corp (a)	9,840	142,385
Cogent Communications Holdings Inc	38,016	2,282,861
Endurance International Group Holdings Inc (a)	89,584	514,212
HealthStream Inc (a)	17,661	354,456
NIC Inc	48,159	948,732
Perficient Inc (a)	42,694	1,824,742
Revolve Group Inc (a),(b)	52,874	868,720
Shutterstock Inc	30,187	1,570,931
TripAdvisor Inc	170,340	3,336,961
		$11,844,000

Iron & Steel — 0.54%
Carpenter Technology Corp	36,807	668,415
Commercial Metals Co	137,795	2,753,144
		$3,421,559

Leisure Time — 0.16%
Acushnet Holdings Corp	24,716	830,705

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time (continued)
Lindblad Expeditions Holdings Inc (a)	21,042	$179,067
		$1,009,772

Lodging — 0.01%
Marcus Corp/The	10,789	83,399

Machinery — Construction & Mining — 0.37%
Terex Corp	121,407	2,350,439

Machinery — Diversified — 1.14%
Albany International Corp, Class A	29,762	1,473,517
Altra Industrial Motion Corp	46,821	1,730,972
Applied Industrial Technologies Inc	23,409	1,289,836
Cactus Inc, Class A	28,327	543,595
Ichor Holdings Ltd (a)	43,660	941,746
Kadant Inc	6,829	748,595
Tennant Co	8,136	491,089
		$7,219,350

Media — 1.28%
AMC Networks Inc, Class A (a)	42,782	1,057,143
Entercom Communications Corp, Class A	44,874	72,247
EW Scripps Co/The Class A	17,921	205,016
iHeartMedia Inc, Class A (a),(b)	25,691	208,611
John Wiley & Sons Inc, Class A	18,448	584,986
Meredith Corp	114,203	1,498,344
MSG Networks Inc, Class A (a)	57,295	548,313
Sinclair Broadcast Group Inc, Class A (b)	109,360	2,102,993
TEGNA Inc	155,736	1,829,898
		$8,107,551

Metal Fabrication & Hardware — 0.49%
AZZ Inc	19,751	673,904
Mueller Industries Inc	18,789	508,430
Park-Ohio Holdings Corp	4,580	73,601
Valmont Industries Inc	14,689	1,824,080
		$3,080,015

Mining — 0.44%
Compass Minerals International Inc	35,274	2,093,512
Kaiser Aluminum Corp	13,011	697,259
		$2,790,771

Miscellaneous Manufacture — 0.60%
EnPro Industries Inc	10,711	604,207
Federal Signal Corp	53,604	1,567,917
Hillenbrand Inc	41,433	1,175,040
Myers Industries Inc	11,859	156,895
Standex International Corp	5,021	297,243
		$3,801,302

Office & Business Equipment — 0.27%
Pitney Bowes Inc	324,939	1,725,426

Office Furnishings — 0.49%
Herman Miller Inc	45,345	1,367,605
HNI Corp	11,606	364,196
Interface Inc	22,135	135,466
Kimball International Inc, Class B	7,596	80,062
Knoll Inc	44,026	530,954
Steelcase Inc, Class A	59,384	600,372
		$3,078,655

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas — 1.96%
Berry Corp	60,338	$191,271
Bonanza Creek Energy Inc (a)	12,043	226,408
Callon Petroleum Co (a),(b)	164,617	793,454
CVR Energy Inc	46,717	578,356
Kosmos Energy Ltd	650,984	635,100
Murphy Oil Corp	278,320	2,482,614
Par Pacific Holdings Inc (a)	27,432	185,715
Patterson-UTI Energy Inc	349,530	996,161
PBF Energy Inc, Class A	198,443	1,129,141
PDC Energy Inc (a)	127,781	1,583,846
ProPetro Holding Corp (a)	129,926	527,500
QEP Resources Inc	991,353	894,993
Southwestern Energy Co (a)	942,452	2,214,762
		$12,439,321

Oil & Gas Services — 0.45%
Archrock Inc	39,224	211,025
Core Laboratories NV	100,570	1,534,698
Helix Energy Solutions Group Inc (a)	125,641	302,795
MRC Global Inc (a)	58,934	252,237
RPC Inc (a)	114,779	303,017
Solaris Oilfield Infrastructure Inc, Class A	36,435	230,998
		$2,834,770

Packaging & Containers — 1.12%
Greif Inc, Class A	25,432	920,893
Matthews International Corp, Class A	7,565	169,153
O-I Glass Inc	247,850	2,624,731
Silgan Holdings Inc	93,063	3,421,927
		$7,136,704

Pharmaceuticals — 5.22%
Akebia Therapeutics Inc (a)	88,083	221,088
Alkermes PLC (a)	234,103	3,879,087
Amneal Pharmaceuticals Inc (a)	128,735	499,492
Anika Therapeutics Inc (a)	27,445	971,279
Arvinas Inc (a)	31,475	743,125
BioDelivery Sciences International Inc (a)	139,056	518,679
BioSpecifics Technologies Corp (a)	5,336	281,901
Clovis Oncology Inc (a),(b)	431,013	2,512,806
Coherus Biosciences Inc (a)	116,164	2,130,448
Durect Corp (a),(b)	94,001	160,742
Eagle Pharmaceuticals Inc (a)	20,588	874,578
Endo International PLC (a)	509,910	1,682,703
Ironwood Pharmaceuticals Inc (a)	261,124	2,348,810
Jounce Therapeutics Inc (a)	31,890	260,222
La Jolla Pharmaceutical Co (a),(b)	78,308	315,581
Lannett Co Inc (a)	92,222	563,476
Mallinckrodt PLC (a),(b)	545,640	531,071
Owens & Minor Inc	74,161	1,862,183
Pacira BioSciences Inc (a)	99,315	5,970,818
Phibro Animal Health Corp, Class A	13,835	240,729
Premier Inc, Class A	103,858	3,409,658
Prestige Consumer Healthcare Inc (a)	64,154	2,336,489
USANA Health Sciences Inc (a)	11,233	827,310
		$33,142,275

Private Equity — 0.06%
Victory Capital Holdings Inc, Class A	24,177	408,350

Real Estate — 1.42%
Alexander & Baldwin Inc	129,932	1,456,538
Realogy Holdings Corp	568,659	5,368,141

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate (continued)
RMR Group Inc/The, Class A	24,313	$667,878
Safehold Inc	24,301	1,509,092
		$9,001,649

REITs — 3.81%
Corporate Office Properties Trust	111,586	2,646,820
Ellington Financial Inc	155,214	1,902,924
Essential Properties Realty Trust Inc	178,063	3,262,114
Exantas Capital Corp (b)	77,873	162,755
iStar Inc	97,534	1,151,877
KKR Real Estate Finance Trust Inc	78,651	1,300,101
LTC Properties Inc	50,533	1,761,580
Macerich Co/The (b)	603,037	4,094,621
Tanger Factory Outlet Centers Inc (b)	678,671	4,092,386
Weingarten Realty Investors	222,547	3,774,397
		$24,149,575

Retail — 9.09%
Asbury Automotive Group Inc (a)	13,834	1,348,123
AutoNation Inc (a)	46,129	2,441,608
Big Lots Inc	52,540	2,343,284
Biglari Holdings Inc, Class B (a)	871	77,528
BJ's Restaurants Inc	24,858	731,820
Bloomin' Brands Inc	88,241	1,347,440
BMC Stock Holdings Inc (a)	64,413	2,758,809
Brinker International Inc	79,575	3,399,444
Caleres Inc	32,801	313,578
Cato Corp/The, Class A	11,164	87,303
Cheesecake Factory Inc/The	88,460	2,453,880
Chico's FAS Inc	194,242	188,900
Children's Place Inc/The (b)	52,770	1,496,030
Cracker Barrel Old Country Store Inc	22,305	2,557,491
Dave & Buster's Entertainment Inc (b)	57,172	866,728
Denny's Corp (a)	32,778	327,780
Dick's Sporting Goods Inc	127,526	7,381,205
El Pollo Loco Holdings Inc (a)	18,929	306,650
Foundation Building Materials Inc (a)	50,372	791,848
GMS Inc (a)	39,971	963,301
Group 1 Automotive Inc	14,455	1,277,677
Haverty Furniture Cos Inc	9,402	196,878
Jack in the Box Inc	30,122	2,388,976
La-Z-Boy Inc	22,588	714,458
Lithia Motors Inc, Class A	13,026	2,969,146
MSC Industrial Direct Co Inc, Class A	61,742	3,907,034
ODP Corp/The	25,168	489,518
PC Connection Inc	20,134	826,702
Penske Automotive Group Inc	17,915	853,829
PetIQ Inc (a),(b)	24,007	790,310
PriceSmart Inc	9,529	633,202
Qurate Retail Inc, Series A	324,218	2,327,885
Ruth's Hospitality Group Inc	33,724	372,987
Sally Beauty Holdings Inc (a)	115,697	1,005,407
Shoe Carnival Inc	7,196	241,642
Signet Jewelers Ltd	157,709	2,949,158
Sonic Automotive Inc, Class A	22,544	905,367
Sportsman's Warehouse Holdings Inc (a)	38,764	554,713
Tilly's Inc, Class A	22,841	137,731
World Fuel Services Corp	57,980	1,228,596
Zumiez Inc (a)	27,357	761,072
		$57,715,038

Savings & Loans — 1.12%
Berkshire Hills Bancorp Inc	51,188	517,511

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Savings & Loans (continued)
Meridian Bancorp Inc	37,705	$390,247
Northfield Bancorp Inc	25,195	229,778
OceanFirst Financial Corp	47,245	646,784
Pacific Premier Bancorp Inc	89,016	1,792,782
Provident Financial Services Inc	47,724	582,233
Washington Federal Inc	90,706	1,892,127
WSFS Financial Corp	39,975	1,078,126
		$7,129,588

Semiconductors — 1.42%
ACM Research Inc, Class A (a)	41,437	2,863,297
Alpha & Omega Semiconductor Ltd (a)	20,140	258,195
Diodes Inc (a)	50,969	2,877,200
Power Integrations Inc	54,746	3,032,928
		$9,031,620

Software — 3.69%
Allscripts Healthcare Solutions Inc (a)	279,051	2,271,475
American Software Inc, Class A	10,309	144,738
Blackbaud Inc	47,230	2,636,851
Computer Programs & Systems Inc	10,328	285,156
Cornerstone OnDemand Inc (a)	106,088	3,857,360
CSG Systems International Inc	53,577	2,193,978
Ebix Inc	45,229	931,717
Inovalon Holdings Inc, Class A (a)	62,469	1,652,305
MicroStrategy Inc, Class A (a)	9,806	1,476,391
NantHealth Inc (a)	29,283	68,522
PDF Solutions Inc (a)	17,785	332,757
Progress Software Corp	84,880	3,113,399
Sciplay Corp, Class A (a)	16,216	263,024
Seachange International Inc (a)	44,966	39,139
Simulations Plus Inc	16,128	1,215,406
SPS Commerce Inc (a)	26,805	2,087,305
Xperi Holding Corp	75,995	873,183
		$23,442,706

Telecommunications — 2.26%
Consolidated Communications Holdings Inc (a)	96,231	547,554
GTT Communications Inc (a),(b)	88,128	454,740
InterDigital Inc	27,945	1,594,542
Loral Space & Communications Inc	20,055	367,007
ORBCOMM Inc (a)	79,191	269,249
Ribbon Communications Inc (a)	32,420	125,465
Shenandoah Telecommunications Co	30,649	1,361,888
Switch Inc, Class A	205,480	3,207,543
Telephone & Data Systems Inc	156,181	2,879,978
Viavi Solutions Inc (a)	303,024	3,554,472
		$14,362,438

Textiles — 0.37%
UniFirst Corp	12,440	2,355,763

Transportation — 1.32%
ArcBest Corp	28,383	881,576
Dorian LPG Ltd (a)	81,355	651,653
Forward Air Corp	20,694	1,187,422
Ryder System Inc	129,782	5,481,992
Universal Logistics Holdings Inc	7,636	159,287
		$8,361,930

Water — 0.64%
American States Water Co	26,868	2,013,757

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)				Shares Held	Value

Water (continued)
Arch Resources Inc				47,726	$2,027,400
					$4,041,157
TOTAL COMMON STOCKS					$632,077,765
INVESTMENT COMPANIES — 4.44%				Shares Held	Value

Money Market Funds — 4.44%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)				26,504,918	$26,504,918
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)				1,635,416	1,635,416
TOTAL INVESTMENT COMPANIES					$28,140,334
Total Investments					$660,218,099
Other Assets and Liabilities — (4.04)%					(25,619,428)

Total Net Assets — 100.00%					$634,598,671

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $26,504,918 or 4.18% of net assets.
(d)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			24.29%
Financial			23.38%
Consumer, Cyclical			19.83%
Industrial			12.02%
Technology			7.10%
Communications			5.42%
Investment Companies			4.44%
Basic Materials			2.98%
Energy			2.66%
Utilities			1.92%
Other Assets and Liabilities			(4.04)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$13,835,298		$51,455,390	$38,785,770	$26,504,918
	$13,835,298		$51,455,390	$38,785,770	$26,504,918

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.58%	Shares Held	Value

Advertising — 0.20%
Interpublic Group of Cos Inc/The	1,079	$17,987
National CineMedia Inc	102	277
		$18,264

Aerospace & Defense — 0.67%
Howmet Aerospace Inc	2,537	42,418
Spirit AeroSystems Holdings Inc, Class A	1,059	20,026
		$62,444

Airlines — 0.70%
Alaska Air Group Inc	587	21,502
Allegiant Travel Co	48	5,750
Hawaiian Holdings Inc	290	3,738
JetBlue Airways Corp (a)	1,979	22,422
Spirit Airlines Inc (a)	687	11,061
		$64,473

Apparel — 2.51%
Carter's Inc	224	19,394
Hanesbrands Inc	3,480	54,810
Kontoor Brands Inc (a)	311	7,526
Levi Strauss & Co, Class A	382	5,119
Oxford Industries Inc	55	2,220
PVH Corp	444	26,480
Ralph Lauren Corp	487	33,101
Skechers U.S.A. Inc, Class A (a)	785	23,723
Steven Madden Ltd	218	4,251
Tapestry Inc	1,303	20,366
Under Armour Inc, Class A (a)	2,456	27,581
Wolverine World Wide Inc	285	7,364
		$231,935

Auto Manufacturers — 0.08%
Wabash National Corp	590	7,056

Auto Parts & Equipment — 1.19%
Allison Transmission Holdings Inc	884	31,064
BorgWarner Inc	1,393	53,965
Dana Inc	448	5,519
Goodyear Tire & Rubber Co/The	2,006	15,386
Methode Electronics Inc	109	3,106
Standard Motor Products Inc	35	1,563
		$110,603

Banks — 6.86%
1st Source Corp	42	1,295
Altabancorp	16	322
Amalgamated Bank, Class A	72	762
Ameris Bancorp	316	7,199
Associated Banc-Corp	1,123	14,172
Atlantic Capital Bancshares Inc (a)	52	590
Atlantic Union Bankshares Corp	310	6,625
BancorpSouth Bank	380	7,364
Bank of Hawaii Corp	200	10,104
Bank OZK	821	17,504
BankUnited Inc	596	13,058
Banner Corp	167	5,387
Cathay General Bancorp	270	5,854
Central Pacific Financial Corp	138	1,873
Comerica Inc	1,213	46,397
ConnectOne Bancorp Inc	127	1,787
Eagle Bancorp Inc	171	4,581
East West Bancorp Inc	1,381	45,214

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Enterprise Financial Services Corp	79	$2,154
Financial Institutions Inc	26	400
First Bancshares Inc/The	93	1,950
First Citizens BancShares Inc, Class A	40	12,751
First Foundation Inc	95	1,242
First Hawaiian Inc	1,029	14,890
First Horizon National Corp	4,416	41,643
First Merchants Corp	161	3,729
First Mid-Illinois Bancshares Inc	23	574
First Midwest Bancorp Inc	618	6,662
First of Long Island Corp/The	41	607
Fulton Financial Corp	846	7,893
Great Southern Bancorp Inc	34	1,231
Great Western Bancorp Inc	287	3,573
Hanmi Financial Corp	111	911
HarborOne Bancorp Inc (a)	317	2,558
Hilltop Holdings Inc	401	8,253
Home BancShares Inc	565	8,565
Hope Bancorp Inc	858	6,508
Horizon Bancorp Inc	80	807
Independent Bank Corp	81	1,018
Independent Bank Group Inc	454	20,058
International Bancshares Corp	153	3,987
Kearny Financial Corp	413	2,978
Lakeland Bancorp Inc	93	925
Mercantile Bank Corp	37	667
Midland States Bancorp Inc	63	810
MidWestOne Financial Group Inc	27	483
Nicolet Bankshares Inc (a)	27	1,474
Old Second Bancorp Inc	99	742
Origin Bancorp Inc	47	1,004
PacWest Bancorp	1,041	17,780
Peapack-Gladstone Financial Corp	49	742
Pinnacle Financial Partners Inc	396	14,094
Popular Inc	683	24,772
Preferred Bank	81	2,602
Renasant Corp	193	4,385
S&T Bancorp Inc	132	2,335
Sandy Spring Bancorp Inc	168	3,877
ServisFirst Bancshares Inc	145	4,934
Sierra Bancorp	20	336
Signature Bank	381	31,619
Simmons First National Corp, Class A	451	7,151
South State Corp	215	10,352
Stock Yards Bancorp Inc	37	1,260
Synovus Financial Corp	1,162	24,600
TCF Financial Corp	624	14,577
TriCo Bancshares	67	1,641
United Bankshares Inc	504	10,821
United Community Banks Inc	310	5,248
Univest Financial Corp	99	1,423
Veritex Holdings Inc	375	6,386
Webster Financial Corp	583	15,397
WesBanco Inc	201	4,293
Western Alliance Bancorp	667	21,091
Wintrust Financial Corp	331	13,257
Zions Bancorp NA	1,330	38,863
		$634,971

Beverages — 0.33%
Molson Coors Beverage Co, Class B	904	30,338

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology — 1.49%
ACADIA Pharmaceuticals Inc (a)	311	$12,829
ADMA Biologics Inc (a),(b)	152	363
Agenus Inc (a)	277	1,108
ANI Pharmaceuticals Inc (a)	23	649
Ardelyx Inc (a)	198	1,040
Bio-Rad Laboratories Inc, Class A (a)	102	52,577
Clearside Biomedical Inc (a),(b)	99	153
Dynavax Technologies Corp (a)	192	829
Eiger BioPharmaceuticals Inc (a)	56	456
EyePoint Pharmaceuticals Inc (a)	183	95
ImmunoGen Inc (a)	449	1,616
Innoviva Inc (a)	508	5,309
Intercept Pharmaceuticals Inc (a)	55	2,280
Karyopharm Therapeutics Inc (a)	139	2,029
Lexicon Pharmaceuticals Inc (a)	101	145
Ligand Pharmaceuticals Inc (a),(b)	40	3,813
Prothena Corp PLC (a)	91	909
Puma Biotechnology Inc (a)	88	888
Radius Health Inc (a)	294	3,334
Rigel Pharmaceuticals Inc (a)	933	2,239
Ultragenyx Pharmaceutical Inc (a)	85	6,986
United Therapeutics Corp (a)	375	37,875
		$137,522

Chemicals — 3.16%
Amyris Inc (a),(b)	159	464
Avient Corp	378	10,002
Axalta Coating Systems Ltd (a)	1,440	31,925
Cabot Corp	160	5,765
CF Industries Holdings Inc	1,266	38,879
Eastman Chemical Co	709	55,387
FMC Corp	366	38,763
Hawkins Inc	12	553
HB Fuller Co	258	11,811
Huntsman Corp	1,103	24,498
Ingevity Corp (a)	269	13,299
Innospec Inc	52	3,293
Koppers Holdings Inc (a)	83	1,735
Minerals Technologies Inc	80	4,088
NewMarket Corp	37	12,666
Orion Engineered Carbons S.A.	286	3,578
Sensient Technologies Corp	200	11,548
Valvoline Inc	544	10,358
W R Grace & Co	344	13,860
		$292,472

Coal — 0.09%
Warrior Met Coal Inc	472	8,062

Commercial Services — 3.41%
Aaron's Inc	262	14,842
ABM Industries Inc	245	8,982
AMERCO	14	4,984
ASGN Inc (a)	224	14,237
Barrett Business Services Inc	29	1,521
Booz Allen Hamilton Holding Corp	521	43,233
Carriage Services Inc	33	736
Cass Information Systems Inc	31	1,247
Cimpress PLC (a)	144	10,823
Collectors Universe Inc	16	792
CorVel Corp (a)	50	4,271
Deluxe Corp	229	5,892
Euronet Worldwide Inc (a)	415	37,806

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
EVERTEC Inc	242	$8,400
Forrester Research Inc (a)	68	2,230
H&R Block Inc	883	14,384
Hackett Group Inc/The	236	2,638
Heidrick & Struggles International Inc	65	1,277
Huron Consulting Group Inc (a)	75	2,950
IAA Inc (a)	295	15,361
Kelly Services Inc, Class A	118	2,011
Kforce Inc	84	2,702
Korn Ferry	238	6,902
Macquarie Infrastructure Corp	322	8,659
ManpowerGroup Inc	384	28,159
Monro Inc	112	4,544
Resources Connection Inc	95	1,097
Robert Half International Inc	769	40,711
Sabre Corp	1,119	7,285
Service Corp International/US	320	13,498
SP Plus Corp (a)	33	592
TrueBlue Inc (a)	195	3,020
		$315,786

Computers — 3.46%
Diebold Nixdorf Inc (a)	1,844	14,088
DXC Technology Co	2,723	48,606
Genpact Ltd	784	30,537
Insight Enterprises Inc (a)	609	34,457
MAXIMUS Inc	266	18,197
NCR Corp (a)	1,200	26,568
NetApp Inc	854	37,439
NetScout Systems Inc (a)	622	13,578
Perspecta Inc	1,641	31,918
Science Applications International Corp	479	37,563
Super Micro Computer Inc (a)	360	9,504
TTEC Holdings Inc	78	4,255
Virtusa Corp (a)	283	13,912
		$320,622

Construction Materials — 1.65%
American Woodmark Corp (a)	28	2,199
Apogee Enterprises Inc	80	1,710
Armstrong World Industries Inc	211	14,519
Boise Cascade Co	164	6,547
Eagle Materials Inc	157	13,552
Fortune Brands Home & Security Inc	495	42,827
Owens Corning	810	55,736
Patrick Industries Inc	92	5,292
UFP Industries Inc	181	10,228
		$152,610

Distribution/Wholesale — 0.94%
Core-Mark Holding Co Inc	47	1,360
G-III Apparel Group Ltd (a)	226	2,963
H&E Equipment Services Inc	166	3,263
HD Supply Holdings Inc (a)	757	31,219
LKQ Corp (a)	656	18,191
ScanSource Inc (a)	155	3,073
Systemax Inc	89	2,131
WESCO International Inc (a)	569	25,047
		$87,247

Diversified Financial Services — 5.00%
Affiliated Managers Group Inc	441	30,156

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Air Lease Corp	472	$13,886
Alliance Data Systems Corp	702	29,470
B. Riley Financial Inc	34	852
Brightsphere Investment Group Inc	264	3,406
Cohen & Steers Inc	103	5,741
Credit Acceptance Corp (a),(b)	139	47,071
Curo Group Holdings Corp	248	1,748
Diamond Hill Investment Group Inc	17	2,147
Eaton Vance Corp	381	14,535
Encore Capital Group Inc (a)	189	7,294
Evercore Inc, Class A	439	28,737
Federated Hermes Inc	517	11,121
Invesco Ltd	3,928	44,819
Jefferies Financial Group Inc	1,870	33,660
Lazard Ltd, Class A	784	25,911
Mr Cooper Group Inc (a)	353	7,879
Navient Corp	1,501	12,683
OneMain Holdings Inc	777	24,281
Premier Financial Corp	128	1,994
Regional Management Corp (a)	44	733
Santander Consumer USA Holdings Inc	986	17,935
SEI Investments Co	562	28,505
Virtus Investment Partners Inc	57	7,903
Waddell & Reed Financial Inc, Class A	1,201	17,835
Western Union Co/The	1,965	42,110
		$462,412

Electric — 1.69%
Black Hills Corp	276	14,763
IDACORP Inc	229	18,297
NorthWestern Corp	222	10,798
OGE Energy Corp	1,160	34,788
Pinnacle West Capital Corp	474	35,337
Vistra Energy Corp	2,229	42,039
		$156,022

Electrical Components & Equipment — 0.31%
Acuity Brands Inc	233	23,847
Belden Inc	156	4,855
		$28,702

Electronics — 3.16%
Allegion PLC	389	38,476
Atkore International Group Inc (a)	160	3,637
Avnet Inc	465	12,016
Badger Meter Inc	100	6,537
Comtech Telecommunications Corp	524	7,336
FLIR Systems Inc	679	24,342
Gentex Corp	743	19,132
Hubbell Inc	163	22,305
OSI Systems Inc (a)	111	8,615
SYNNEX Corp	487	68,209
Trimble Inc (a)	767	37,353
Watts Water Technologies Inc, Class A	80	8,012
Woodward Inc	456	36,553
		$292,523

Engineering & Construction — 0.73%
Arcosa Inc	42	1,852
Construction Partners Inc, Class A (a)	76	1,383
frontdoor Inc (a)	210	8,171
MasTec Inc (a)	620	26,164

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction (continued)
TopBuild Corp (a)	178	$30,383
		$67,953

Entertainment — 0.27%
Cinemark Holdings Inc	613	6,130
Marriott Vacations Worldwide Corp	91	8,264
RCI Hospitality Holdings Inc	21	428
SeaWorld Entertainment Inc (a)	444	8,756
Twin River Worldwide Holdings Inc	38	998
		$24,576

Food — 0.53%
BellRing Brands Inc, Class A (a)	137	2,841
Flowers Foods Inc	502	12,214
Ingredion Inc	172	13,017
John B Sanfilippo & Son Inc	28	2,111
Pilgrim's Pride Corp (a)	358	5,357
Sprouts Farmers Market Inc (a)	363	7,598
TreeHouse Foods Inc (a)	152	6,160
		$49,298

Food Service — 0.32%
Aramark	787	20,816
Healthcare Services Group Inc	425	9,150
		$29,966

Forest Products & Paper — 0.18%
Domtar Corp	410	10,771
Glatfelter Corp	81	1,115
Neenah Inc	54	2,023
Schweitzer-Mauduit International Inc	105	3,191
		$17,100

Gas — 1.19%
National Fuel Gas Co	571	23,177
ONE Gas Inc	194	13,388
South Jersey Industries Inc	713	13,740
Southwest Gas Holdings Inc	252	15,901
UGI Corp	1,335	44,028
		$110,234

Hand/Machine Tools — 0.98%
Franklin Electric Co Inc	104	6,118
Lincoln Electric Holdings Inc	251	23,102
Regal Beloit Corp	138	12,954
Snap-on Inc	327	48,112
		$90,286

Healthcare — Products — 4.59%
Accelerate Diagnostics Inc (a),(b)	89	949
Accuray Inc (a)	384	922
AngioDynamics Inc (a)	195	2,352
Atrion Corp	6	3,756
Avantor Inc (a)	907	20,398
Bio-Techne Corp	187	46,325
Bruker Corp	582	23,134
Cantel Medical Corp	282	12,391
CONMED Corp	252	19,825
DENTSPLY SIRONA Inc	917	40,100
GenMark Diagnostics Inc (a)	598	8,492
Hanger Inc (a)	192	3,037
Henry Schein Inc (a)	705	41,440

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Hill-Rom Holdings Inc	347	$28,978
Inspire Medical Systems Inc (a)	241	31,101
Invacare Corp	171	1,286
iRadimed Corp (a)	30	641
LeMaitre Vascular Inc	88	2,863
Luminex Corp	107	2,809
Meridian Bioscience Inc (a)	293	4,975
Natus Medical Inc (a)	147	2,518
NuVasive Inc (a)	575	27,928
OrthoPediatrics Corp (a)	104	4,776
Patterson Cos Inc	1,123	27,070
Surgalign Holdings Inc (a)	298	539
Utah Medical Products Inc	11	879
Varex Imaging Corp (a)	173	2,201
West Pharmaceutical Services Inc	231	63,502
		$425,187

Healthcare — Services — 4.53%
Acadia Healthcare Co Inc (a)	475	14,003
Brookdale Senior Living Inc (a)	1,366	3,470
Catalent Inc (a)	653	55,936
Charles River Laboratories International Inc (a)	124	28,080
Chemed Corp	74	35,546
Community Health Systems Inc (a)	1,024	4,321
DaVita Inc (a)	471	40,341
Encompass Health Corp	556	36,129
Ensign Group Inc/The	184	10,499
Fulgent Genetics Inc (a)	25	1,001
LHC Group Inc (a)	171	36,348
Magellan Health Inc (a)	111	8,412
MEDNAX Inc (a)	1,026	16,703
Medpace Holdings Inc (a)	67	7,487
National HealthCare Corp	51	3,178
OPKO Health Inc (a),(b)	1,275	4,705
Surgery Partners Inc (a)	407	8,913
Syneos Health Inc (a)	149	7,921
Tenet Healthcare Corp (a)	1,391	34,093
Tivity Health Inc (a)	1,096	15,366
Triple-S Management Corp, Class B (a)	112	2,001
Universal Health Services Inc, Class B	359	38,420
US Physical Therapy Inc	74	6,429
		$419,302

Home Builders — 1.91%
Century Communities Inc (a)	129	5,460
Installed Building Products Inc (a)	123	12,515
LCI Industries	47	4,996
Meritage Homes Corp (a)	166	18,325
PulteGroup Inc	1,427	66,056
Taylor Morrison Home Corp, Class A (a)	849	20,877
Toll Brothers Inc	768	37,371
TRI Pointe Group Inc (a)	637	11,555
		$177,155

Home Furnishings — 0.81%
Ethan Allen Interiors Inc	115	1,557
Leggett & Platt Inc	390	16,056
Whirlpool Corp	314	57,742
		$75,355

Household Products/Wares — 0.04%
ACCO Brands Corp	229	1,328

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products/Wares (continued)
Quanex Building Products Corp	143	$2,637
		$3,965

Housewares — 0.21%
Newell Brands Inc	1,156	19,837

Insurance — 4.58%
American Financial Group Inc	265	17,750
American National Group Inc	41	2,769
Athene Holding Ltd, Class A (a)	1,224	41,714
CNO Financial Group Inc	823	13,201
Enstar Group Ltd (a)	21	3,391
Essent Group Ltd	428	15,840
First American Financial Corp	748	38,081
Globe Life Inc	439	35,076
Hanover Insurance Group Inc/The	252	23,481
Kinsale Capital Group Inc	101	19,208
Mercury General Corp	213	8,812
MGIC Investment Corp	2,714	24,046
Old Republic International Corp	1,394	20,548
Primerica Inc	171	19,347
Radian Group Inc	1,024	14,961
Reinsurance Group of America Inc	423	40,265
RenaissanceRe Holdings Ltd	239	40,568
Selective Insurance Group Inc	223	11,482
Stewart Information Services Corp	110	4,810
Third Point Reinsurance Ltd (a)	383	2,662
Unum Group	1,545	26,002
		$424,014

Internet — 1.01%
ChannelAdvisor Corp (a)	77	1,114
Cogent Communications Holdings Inc	131	7,867
F5 Networks Inc (a)	333	40,882
HealthStream Inc (a)	107	2,147
NIC Inc	190	3,743
Perficient Inc (a)	451	19,276
Shutterstock Inc	59	3,070
TripAdvisor Inc	796	15,594
		$93,693

Iron & Steel — 0.54%
Reliance Steel & Aluminum Co	255	26,020
Steel Dynamics Inc	837	23,964
		$49,984

Leisure Time — 1.06%
Acushnet Holdings Corp	109	3,663
Harley-Davidson Inc	640	15,706
Norwegian Cruise Line Holdings Ltd (a),(b)	3,079	52,682
Polaris Inc	279	26,321
		$98,372

Lodging — 0.30%
Choice Hotels International Inc	167	14,355
Marcus Corp/The	52	402
Wyndham Hotels & Resorts Inc	262	13,231
		$27,988

Machinery — Construction & Mining — 0.34%
Oshkosh Corp	422	31,017

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified — 1.50%
AGCO Corp	282	$20,944
Altra Industrial Motion Corp	202	7,468
Cactus Inc, Class A	89	1,708
Crane Co	212	10,628
Curtiss-Wright Corp	152	14,176
Flowserve Corp	808	22,050
Ichor Holdings Ltd (a)	462	9,965
Middleby Corp/The (a)	257	23,055
Nordson Corp	116	22,251
Tennant Co	36	2,173
Welbilt Inc (a)	679	4,183
		$138,601

Media — 1.65%
Altice USA Inc, Class A (a)	1,458	37,908
AMC Networks Inc, Class A (a)	203	5,016
Cable One Inc	7	13,198
DISH Network Corp, Class A (a)	842	24,443
FactSet Research Systems Inc	79	26,456
John Wiley & Sons Inc, Class A	86	2,727
Meredith Corp	539	7,072
MSG Networks Inc, Class A (a)	269	2,574
Nexstar Media Group Inc, Class A	168	15,108
Sinclair Broadcast Group Inc, Class A	503	9,673
TEGNA Inc	720	8,460
		$152,635

Metal Fabrication & Hardware — 0.33%
AZZ Inc	86	2,934
Mueller Industries Inc	82	2,219
Park-Ohio Holdings Corp	20	322
Timken Co/The	321	17,405
Valmont Industries Inc	63	7,823
		$30,703

Miscellaneous Manufacture — 2.22%
AO Smith Corp	942	49,738
AptarGroup Inc	232	26,262
Carlisle Cos Inc	275	33,652
Donaldson Co Inc	305	14,158
EnPro Industries Inc	46	2,595
Federal Signal Corp	232	6,786
Hillenbrand Inc	194	5,502
ITT Inc	462	27,281
Standex International Corp	22	1,302
Textron Inc	1,047	37,786
		$205,062

Office & Business Equipment — 0.51%
Pitney Bowes Inc	3,448	18,309
Xerox Holding Corp	1,535	28,812
		$47,121

Office Furnishings — 0.14%
Herman Miller Inc	204	6,152
HNI Corp	52	1,632
Interface Inc	100	612
Knoll Inc	195	2,352
Steelcase Inc, Class A	264	2,669
		$13,417

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas — 1.94%
Berry Corp	186	$590
Bonanza Creek Energy Inc (a)	38	714
Cabot Oil & Gas Corp	1,306	22,672
Callon Petroleum Co (a),(b)	512	2,468
Cimarex Energy Co	487	11,849
Continental Resources Inc (b)	989	12,145
CVR Energy Inc	146	1,808
Devon Energy Corp	1,929	18,248
Diamondback Energy Inc	667	20,090
EQT Corp	860	11,120
Falcon Minerals Corp	69	168
Helmerich & Payne Inc	473	6,930
Kosmos Energy Ltd	2,021	1,972
Matador Resources Co (a)	1,274	10,523
Murphy Oil Corp	857	7,644
Ovintiv Inc (b)	1,969	16,067
Par Pacific Holdings Inc (a)	86	582
Parsley Energy Inc, Class A	1,541	14,424
Patterson-UTI Energy Inc	1,084	3,089
PBF Energy Inc, Class A	605	3,443
PDC Energy Inc (a)	395	4,896
ProPetro Holding Corp (a)	405	1,644
Southwestern Energy Co (a)	2,906	6,829
		$179,915

Oil & Gas Services — 0.15%
Core Laboratories N.V.	312	4,761
Helix Energy Solutions Group Inc (a)	389	937
MRC Global Inc (a)	181	775
National Oilwell Varco Inc	688	6,233
Solaris Oilfield Infrastructure Inc, Class A	114	723
		$13,429

Packaging & Containers — 2.30%
Berry Global Group Inc (a)	1,055	50,978
Crown Holdings Inc (a)	606	46,577
Greif Inc, Class A	109	3,947
Matthews International Corp, Class A	36	805
O-I Glass Inc	1,051	11,130
Packaging Corp of America	412	44,929
Sealed Air Corp	666	25,847
Silgan Holdings Inc	402	14,781
Sonoco Products Co	267	13,636
		$212,630

Pharmaceuticals — 3.99%
Akebia Therapeutics Inc (a)	303	761
Alkermes PLC (a)	1,376	22,800
Amneal Pharmaceuticals Inc (a)	765	2,968
Anika Therapeutics Inc (a)	163	5,769
Arvinas Inc (a)	83	1,960
BioDelivery Sciences International Inc (a)	827	3,085
BioSpecifics Technologies Corp (a)	15	793
Clovis Oncology Inc (a),(b)	162	945
Coherus Biosciences Inc (a)	162	2,971
Durect Corp (a),(b)	558	954
Eagle Pharmaceuticals Inc (a)	121	5,140
Endo International PLC (a)	2,941	9,705
Horizon Therapeutics PLC (a)	1,200	93,216
Ironwood Pharmaceuticals Inc (a)	1,533	13,789
Jazz Pharmaceuticals PLC (a)	358	51,047
Jounce Therapeutics Inc (a)	45	367
La Jolla Pharmaceutical Co (a),(b)	465	1,874

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Lannett Co Inc (a)	548	$3,348
Mallinckrodt PLC (a),(b)	3,246	3,159
Mylan NV (a)	2,387	35,399
Owens & Minor Inc	440	11,048
Pacira BioSciences Inc (a)	597	35,892
Perrigo Co PLC	744	34,157
Phibro Animal Health Corp, Class A	81	1,409
Premier Inc, Class A	235	7,715
Prestige Consumer Healthcare Inc (a)	375	13,658
Rockwell Medical Inc (a)	471	504
Syros Pharmaceuticals Inc (a)	63	557
TherapeuticsMD Inc (a),(b)	2,607	4,119
		$369,109

Private Equity — 0.02%
Victory Capital Holdings Inc, Class A	101	1,706

Real Estate — 0.78%
Alexander & Baldwin Inc	555	6,222
Jones Lang LaSalle Inc	353	33,768
Realogy Holdings Corp	2,412	22,769
RMR Group Inc/The, Class A	103	2,830
Safehold Inc	104	6,458
		$72,047

REITs — 4.54%
Corporate Office Properties Trust	472	11,196
Ellington Financial Inc	651	7,981
EPR Properties	841	23,127
Essential Properties Realty Trust Inc	756	13,850
Gaming and Leisure Properties Inc	933	34,456
iStar Inc	418	4,937
Kimco Realty Corp	3,681	41,448
KKR Real Estate Finance Trust Inc	337	5,571
LTC Properties Inc	211	7,355
Macerich Co/The (b)	5,596	37,997
Regency Centers Corp	926	35,207
Sabra Health Care REIT Inc	1,468	20,236
Starwood Property Trust Inc	2,722	41,075
STORE Capital Corp	1,964	53,873
Tanger Factory Outlet Centers Inc (b)	5,375	32,411
Vornado Realty Trust	982	33,103
Weingarten Realty Investors	948	16,078
		$419,901

Retail — 7.33%
Advance Auto Parts Inc	304	46,664
American Eagle Outfitters Inc	1,243	18,409
Asbury Automotive Group Inc (a)	65	6,334
AutoNation Inc (a)	214	11,327
Bed Bath & Beyond Inc (b)	3,042	45,569
Big Lots Inc	246	10,972
Biglari Holdings Inc, Class B (a)	4	356
BJ's Restaurants Inc	117	3,444
Bloomin' Brands Inc	415	6,337
BMC Stock Holdings Inc (a)	272	11,650
Buckle Inc/The	171	3,487
Caleres Inc	153	1,463
Cheesecake Factory Inc/The (b)	409	11,346
Children's Place Inc/The (b)	244	6,917
Cracker Barrel Old Country Store Inc	105	12,039
Dave & Buster's Entertainment Inc (b)	272	4,124
Denny's Corp (a)	156	1,560

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Dick's Sporting Goods Inc	594	$34,381
Dillard's Inc, Class A (b)	71	2,593
Dunkin' Brands Group Inc	212	17,365
El Pollo Loco Holdings Inc (a)	87	1,409
Floor & Decor Holdings Inc, Class A (a)	301	22,515
Foot Locker Inc	932	30,784
Foundation Building Materials Inc (a)	217	3,411
GMS Inc (a)	175	4,218
Group 1 Automotive Inc	68	6,011
Haverty Furniture Cos Inc	45	942
Jack in the Box Inc	141	11,183
Kohl's Corp	1,647	30,519
L Brands Inc	1,784	56,749
Lithia Motors Inc, Class A	61	13,904
Macy's Inc (b)	6,364	36,275
MSC Industrial Direct Co Inc, Class A	490	31,007
Nordstrom Inc (b)	1,159	13,815
ODP Corp/The	118	2,295
PC Connection Inc	212	8,705
Penske Automotive Group Inc	85	4,051
Qurate Retail Inc, Series A	1,535	11,021
Ruth's Hospitality Group Inc	157	1,736
Sally Beauty Holdings Inc (a)	545	4,736
Shoe Carnival Inc	35	1,175
Signet Jewelers Ltd	728	13,614
Sonic Automotive Inc, Class A	106	4,257
Texas Roadhouse Inc	283	17,204
Tractor Supply Co	421	60,346
Williams-Sonoma Inc	236	21,344
World Fuel Services Corp	250	5,297
Zumiez Inc (a)	127	3,533
		$678,393

Savings & Loans — 0.59%
Investors Bancorp Inc	1,915	13,903
Meridian Bancorp Inc	159	1,646
Northfield Bancorp Inc	109	994
OceanFirst Financial Corp	201	2,752
Pacific Premier Bancorp Inc	373	7,512
Provident Financial Services Inc	203	2,476
Sterling Bancorp	1,184	12,456
Washington Federal Inc	384	8,010
WSFS Financial Corp	170	4,585
		$54,334

Semiconductors — 3.77%
ACM Research Inc, Class A (a)	442	30,542
CMC Material Inc	257	36,702
Diodes Inc (a)	547	30,878
Entegris Inc	795	59,100
MKS Instruments Inc	437	47,734
Monolithic Power Systems Inc	210	58,718
Power Integrations Inc	592	32,797
Teradyne Inc	658	52,285
		$348,756

Software — 3.48%
ACI Worldwide Inc (a)	329	8,597
Allscripts Healthcare Solutions Inc (a)	469	3,818
American Software Inc, Class A	67	941
Black Knight Inc (a)	395	34,385
Blackbaud Inc	117	6,532
CDK Global Inc	393	17,131

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Ceridian HCM Holding Inc (a)	159	$13,141
Computer Programs & Systems Inc	40	1,104
CSG Systems International Inc	100	4,095
Ebix Inc	55	1,133
Immersion Corp (a)	368	2,594
Inovalon Holdings Inc, Class A (a)	201	5,317
j2 Global Inc (a)	155	10,729
Manhattan Associates Inc (a)	161	15,374
MicroStrategy Inc, Class A (a)	24	3,613
NantHealth Inc (a)	60	140
Nuance Communications Inc (a)	1,042	34,584
PDF Solutions Inc (a)	72	1,347
Progress Software Corp	137	5,025
Sciplay Corp, Class A (a)	79	1,281
Seachange International Inc (a)	476	414
Simulations Plus Inc	44	3,316
SolarWinds Corp (a)	266	5,411
SPS Commerce Inc (a)	106	8,254
Verint Systems Inc (a)	222	10,696
Xperi Holding Corp	805	9,250
Zoom Video Communications Inc, Class A (a)	243	114,237
		$322,459

Telecommunications — 1.69%
Consolidated Communications Holdings Inc (a)	1,019	5,798
GTT Communications Inc (a),(b)	932	4,809
InterDigital Inc	297	16,947
Juniper Networks Inc	1,860	39,990
Loral Space & Communications Inc	189	3,459
ORBCOMM Inc (a)	837	2,846
Ribbon Communications Inc (a)	342	1,323
Shenandoah Telecommunications Co	326	14,486
Switch Inc, Class A	206	3,216
ViaSat Inc (a)	751	25,827
Viavi Solutions Inc (a)	3,177	37,266
		$155,967

Textiles — 0.11%
UniFirst Corp	54	10,226

Transportation — 1.28%
ArcBest Corp	121	3,758
CH Robinson Worldwide Inc	538	54,978
Dorian LPG Ltd (a)	351	2,811
Forward Air Corp	91	5,222
Landstar System Inc	189	23,718
Ryder System Inc	647	27,329
Universal Logistics Holdings Inc	32	668
		$118,484

Water — 0.24%
American States Water Co	169	12,667
Arch Resources Inc	232	9,855
		$22,522
TOTAL COMMON STOCKS		$9,216,763

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor ETF
September 30, 2020 (unaudited)

INVESTMENT COMPANIES — 2.95%				Shares Held	Value

Money Market Funds — 2.95%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)				241,995	$241,995
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)				30,853	30,853
TOTAL INVESTMENT COMPANIES					$272,848
Total Investments					$9,489,611
Other Assets and Liabilities — (2.53)%					(233,757)

Total Net Assets — 100.00%					$9,255,854

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $241,995 or 2.61% of net assets.
(d)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			22.36%
Consumer, Non-cyclical			18.75%
Consumer, Cyclical			18.38%
Industrial			15.25%
Technology			11.22%
Communications			4.54%
Basic Materials			3.78%
Utilities			3.12%
Investment Companies			2.95%
Energy			2.18%
Other Assets and Liabilities			(2.53)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	September 30, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$240,129		$624,409	$622,543	$241,995
	$240,129		$624,409	$622,543	$241,995

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2020 (unaudited)

COMMON STOCKS — 99.45%	Shares Held	Value

Advertising — 1.62%
Interpublic Group of Cos Inc/The	8,138	$135,660
Omnicom Group Inc	1,974	97,713
		$233,373

Aerospace & Defense — 0.07%
Spirit AeroSystems Holdings Inc, Class A	529	10,003

Agriculture — 3.35%
Altria Group Inc	6,972	269,398
Philip Morris International Inc	2,838	212,822
		$482,220

Airlines — 1.26%
Alaska Air Group Inc	1,771	64,872
Delta Air Lines Inc	2,360	72,169
Southwest Airlines Co	1,190	44,625
		$181,666

Apparel — 3.27%
Carter's Inc	847	73,333
Dow Inc	4,063	191,164
Hanesbrands Inc	13,106	206,420
		$470,917

Auto Manufacturers — 2.86%
Cummins Inc	780	164,705
PACCAR Inc	2,901	247,397
		$412,102

Auto Parts & Equipment — 0.64%
Lear Corp	850	92,692

Banks — 11.24%
Bank of America Corp	2,850	68,656
Citizens Financial Group Inc	4,546	114,923
Comerica Inc	3,032	115,974
Fifth Third Bancorp	5,391	114,936
Huntington Bancshares Inc	13,391	122,795
KeyCorp	9,242	110,257
M&T Bank Corp	728	67,041
Morgan Stanley	2,432	117,587
Northern Trust Corp	1,197	93,330
PNC Financial Services Group Inc/The	894	98,260
Popular Inc	1,842	66,809
Regions Financial Corp	10,869	125,320
State Street Corp	1,938	114,982
Synovus Financial Corp	4,513	95,540
Wells Fargo & Co	3,770	88,633
Western Alliance Bancorp	793	25,075
Zions Bancorp NA	2,664	77,842
		$1,617,960

Biotechnology — 0.92%
Amgen Inc	520	132,163

Chemicals — 1.88%
Celanese Corp	898	96,490
Eastman Chemical Co	2,226	173,895
		$270,385

Commercial Services — 6.53%
ADT Inc	71,017	580,209
H&R Block Inc	9,067	147,701

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
ManpowerGroup Inc	1,263	$92,616
Quanta Services Inc	572	30,236
Robert Half International Inc	1,685	89,204
		$939,966

Computers — 2.86%
Apple Inc	647	74,929
DXC Technology Co	3,820	68,187
Hewlett Packard Enterprise Co	9,731	91,179
MAXIMUS Inc	933	63,827
NetApp Inc	2,584	113,283
		$411,405

Distribution/Wholesale — 1.57%
Watsco Inc	971	226,136

Diversified Financial Services — 7.16%
Air Lease Corp	1,254	36,893
Alliance Data Systems Corp	1,107	46,472
American Express Co	494	49,523
Capital One Financial Corp	764	54,901
Charles Schwab Corp/The	1,525	55,251
Discover Financial Services	1,306	75,461
Jefferies Financial Group Inc	5,124	92,232
Mastercard Inc, Class A	62	20,966
OneMain Holdings Inc	8,827	275,844
Santander Consumer USA Holdings Inc	6,357	115,634
Synchrony Financial	3,542	92,694
T Rowe Price Group Inc	902	115,654
		$1,031,525

Electrical Components & Equipment — 0.11%
Acuity Brands Inc	156	15,967

Electronics — 1.72%
Avnet Inc	2,722	70,337
Honeywell International Inc	497	81,811
TE Connectivity Ltd	972	95,003
		$247,151

Entertainment — 1.34%
Cinemark Holdings Inc	6,623	66,230
Vail Resorts Inc	592	126,670
		$192,900

Food — 0.74%
Kroger Co/The	3,142	106,545

Hand/Machine Tools — 1.37%
Lincoln Electric Holdings Inc	1,037	95,446
Snap-on Inc	693	101,961
		$197,407

Healthcare — Services — 1.17%
Anthem Inc	175	47,003
Humana Inc	79	32,698
UnitedHealth Group Inc	234	72,954
Universal Health Services Inc, Class B	145	15,518
		$168,173

Home Builders — 0.90%
DR Horton Inc	941	71,168

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
PulteGroup Inc	1,254	$58,047
		$129,215

Home Furnishings — 1.38%
Whirlpool Corp	1,077	198,050

Insurance — 10.18%
Allstate Corp/The	716	67,404
American Financial Group Inc	2,081	139,385
First American Financial Corp	2,173	110,628
Hanover Insurance Group Inc/The	2,563	238,820
Hartford Financial Services Group Inc/The	1,711	63,068
MetLife Inc	3,414	126,898
MGIC Investment Corp	2,970	26,314
Primerica Inc	397	44,917
Progressive Corp/The	2,279	215,753
Prudential Financial Inc	2,410	153,083
Reinsurance Group of America Inc	552	52,545
Travelers Cos Inc/The	853	92,286
Unum Group	6,851	115,302
Voya Financial Inc	422	20,227
		$1,466,630

Internet — 1.30%
CDW Corp	329	39,326
eBay Inc	1,912	99,615
Expedia Group Inc	526	48,229
		$187,170

Iron & Steel — 1.45%
Reliance Steel & Aluminum Co	777	79,285
Steel Dynamics Inc	4,540	129,980
		$209,265

Leisure Time — 0.47%
Brunswick Corp	1,153	67,923

Media — 0.50%
Fox Corp, Class A	1,708	47,534
Sirius XM Holdings Inc	4,611	24,715
		$72,249

Mining — 1.40%
Newmont Corp	3,181	201,834

Miscellaneous Manufacture — 2.60%
Carlisle Cos Inc	323	39,525
Eaton Corp PLC	1,425	145,393
Illinois Tool Works Inc	584	112,835
Parker-Hannifin Corp	379	76,687
		$374,440

Oil & Gas — 4.35%
Cabot Oil & Gas Corp	6,163	106,990
Continental Resources Inc (a)	325	3,991
CVR Energy Inc	11,380	140,884
Helmerich & Payne Inc	7,234	105,978
HollyFrontier Corp	3,399	66,994
Marathon Petroleum Corp	3,194	93,712
Valero Energy Corp	2,475	107,217
		$625,766

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Packaging & Containers — 1.01%
Packaging Corp of America	1,340	$146,127
Pharmaceuticals — 3.39%
AbbVie Inc	2,417	211,705
AmerisourceBergen Corp	960	93,043
Cardinal Health Inc	3,896	182,917
		$487,665

REITs — 4.17%
CubeSmart	7,220	233,278
VICI Properties Inc	7,807	182,450
Vornado Realty Trust	5,500	185,405
		$601,133

Retail — 4.51%
Foot Locker Inc	4,481	148,008
Home Depot Inc/The	492	136,633
Kohl's Corp	5,751	106,566
Tractor Supply Co	701	100,481
Williams-Sonoma Inc	1,747	157,999
		$649,687

Semiconductors — 3.86%
Applied Materials Inc	992	58,974
Broadcom Inc	558	203,291
Intel Corp	1,620	83,884
Lam Research Corp	224	74,312
Texas Instruments Inc	946	135,079
		$555,540

Software — 4.53%
Oracle Corp	1,471	87,819
VMware Inc, Class A (b)	3,933	565,054
		$652,873

Telecommunications — 0.21%
Ubiquiti Inc	179	29,832
Transportation — 1.56%
CH Robinson Worldwide Inc	1,595	162,993
CSX Corp	795	61,748
		$224,741
TOTAL COMMON STOCKS		$14,320,796
INVESTMENT COMPANIES — 0.30%	Shares Held	Value
Money Market Funds — 0.30%
Principal Government Money Market Fund — Institutional Class 0.00% (b),(c),(d),(e)	3,098	$3,098
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	39,113	39,113
TOTAL INVESTMENT COMPANIES		$42,211
Total Investments		$14,363,007
Other Assets and Liabilities — 0.25%		36,631
Total Net Assets — 100.00%		$14,399,638

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-income producing security.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $3,098 or less than 0.02% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2020 (unaudited)

(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.75%
Consumer, Cyclical		16.88%
Consumer, Non-cyclical		16.09%
Technology		11.25%
Industrial		8.44%
Basic Materials		6.06%
Energy		4.35%
Communications		3.63%
Investment Companies		0.30%
Other Assets and Liabilities		0.25%
TOTAL NET ASSETS		100.00%

	June 30, 2020	Purchases	Sales	September 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$982,112	$5,496,322	$6,475,336	$3,098
	$982,112	$5,496,322	$6,475,336	$3,098

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$ — $	—	$—
	$—	$ — $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2020 (unaudited)

1. Security Valuation

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC, ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees. The Funds invest in other publicly traded investment funds, which are valued at the respective fund's net asset value ("NAV").

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund's NAV are reflected in the Fund’s NAV and these securities are valued at fair value.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by Authorized Participants ("APs").

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2020 (unaudited) (continued)

2. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2020 (unaudited) (continued)

2. Fair Valuation (continued)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Funds' securities carried at fair value:

				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active Global Dividend Income ETF
Common Stocks*		$277,138,059	$	— $		— $	277,138,059
Investment Companies		1,890,408		—		—	1,890,408
Total investments in securities		$279,028,467	$	— $		— $	279,028,467

Principal Active Income ETF
Common Stocks*		$42,912,945	$	— $		— $	42,912,945
Preferred Stocks*		17,967,470		—		—	17,967,470
Bonds*		—		151,120,987		—	151,120,987
Investment Companies		13,289,470		—		—	13,289,470
Total investments in securities		$74,169,885		$151,120,987	$	— $	225,290,872

Principal Healthcare Innovators Index ETF
Common Stocks*		$96,785,876	$	— $		— $	96,785,876
Investment Companies		6,790,300		—		—	6,790,300
Total investments in securities		$103,576,176	$	— $		— $	103,576,176

Principal International Multi-Factor ETF
Common Stocks*		$53,308,736	$	— $		— $	53,308,736
Preferred Stocks*		609,047		—		—	609,047
Investment Companies		475,133		—		—	475,133
Total investments in securities		$54,392,916	$	— $		— $	54,392,916

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		311,588,510	$	— $	311,588,510
Investment Companies		9,856,078		—		—	9,856,078
Total investments in securities		$9,856,078		$311,588,510	$	— $	321,444,588
Assets
Interest Rate Contracts
Futures		$5,900	$	— $		— $	5,900

Principal Millennials Index ETF
Common Stocks*		$62,949,252	$	— $		— $	62,949,252
Investment Companies		439,210		—		—	439,210
Total investments in securities		$63,388,462	$	— $		— $	63,388,462

Principal Quality ETF
Common Stocks*		$23,337,555	$	— $		— $	23,337,555
Investment Companies		94,478		—		—	94,478
Total investments in securities		$23,432,033	$	— $		— $	23,432,033

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		151,369,097	$	— $	151,369,097
Investment Companies		6,344,916		—		—	6,344,916
Total investments in securities		$6,344,916		$151,369,097	$	— $	157,714,013

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$3,261,170	$	— $		— $	3,261,170
Bonds*		—		18,055,624		—	18,055,624
Investment Companies		236,211		—		—	236,211
Total investments in securities		$3,497,381		$18,055,624	$	— $	21,553,005

	Notes to Financial Statements
	Principal Exchange-Traded Funds
September 30, 2020 (unaudited) (continued)

2. Fair Valuation (continued)

			Level 2 — Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Ultra-Short Active Income ETF
Bonds*	$ — $		12,468,631	$	— $	12,468,631
Investment Companies	232,414		—		—	232,414
Total investments in securities	$232,414		$12,468,631	$	— $	12,701,045
Principal U.S. Large-Cap Multi-Factor ETF
Common Stocks*	$6,875,438	$	— $		— $	6,875,438
Investment Companies	39,019		—		—	39,019
Total investments in securities	$6,914,457	$	— $		— $	6,914,457
Principal U.S. Mega-Cap ETF
Common Stocks*	$1,556,394,859	$	— $		— $	1,556,394,859
Investment Companies	5,219,279		—		—	5,219,279
Total investments in securities	$1,561,614,138	$	— $		— $	1,561,614,138
Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$632,077,765	$	— $		— $	632,077,765
Investment Companies	28,140,334		—		—	28,140,334
Total investments in securities	$660,218,099	$	— $		— $	660,218,099
Principal U.S. Small-MidCap Multi-Factor ETF
Common Stocks*	$9,216,763	$	— $		— $	9,216,763
Investment Companies	272,848		—		—	272,848
Total investments in securities	$9,489,611	$	— $		— $	9,489,611
Principal Value ETF
Common Stocks*	$14,320,796	$	— $		— $	14,320,796
Investment Companies	42,211		—		—	42,211
Total investments in securities	$14,363,007	$	— $		— $	14,363,007

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Fund’s Schedules of Investments for the period ended September 30, 2020 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.